Registration Nos. 333-129342

811-21829

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________________
FORM N-1A
________________
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102
(Check appropriate box or boxes)
BBH TRUST
(Exact Name of Registrant as Specified in Charter)
140 Broadway
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)
(800) 575-1265
Registrant’s Telephone Number, including Area Code:
Corporation Services Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and Address of Agent for Service)
________________
Copies to:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
Attn: W. John McGuire, Esq.
________________

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

[   ]

BBH Select Series – Large Cap Fund

Class I Shares (Ticker BBLIX)

Retail Class Shares (Ticker - BBLRX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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I.BBH SELECT SERIES-LARGE CAP FUND SUMMARY

INVESTMENT OBJECTIVE

The investment objective of BBH Select Series-Large Cap Fund (the “Fund”) is to provide investors with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares and Retail Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees

(Fees paid directly from your investment)

	Class I	Retail Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Exchange Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class I	Retail Class
Management Fees	[ ]%	[ ]%
Distribution (12b-1) Fees	None	[ ]%
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less Fee Waiver/Expense Reimbursement*	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	[ ]%	[ ]%

*	Brown Brothers Harriman & Co., through a separately identifiable department (“Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses for Class I and Retail Class Shares of the Fund to 0.80% through March 1, 2024 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (“the 1940 Act”)) (the “Expense Limitation Agreement”). Because Rule 12b-1 fees are excluded from the expense limit, total net operating expenses after waiver/reimbursement for Retail Class shares of the Fund will be 1.05% of the average daily net assets, as shown above. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund's Class I Shares and Retail Class Shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund's Class I Shares and Retail Class Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class I Shares and Retail Class Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]
Retail Class Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [   ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities. Commonly referred to as large cap stocks, such securities will be issued by domestic and foreign issuers both directly and in the form of depository receipts, including American Depository Receipts (“ADRs”), representing an interest in these securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2023, the market capitalization range of companies included in the S&P 500 Index was $[    ] billion to $[    ] trillion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation that blends aspects of growth and value investing. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for certain investments in the portfolio. ESG factors may include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.

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PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Non-Diversification Risk:

Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Foreign Investment Risk:

Investing in securities of foreign-based companies, including ADRs, involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

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FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the last calendar year. The table shows how the average annual returns of the Fund’s Class I Shares and Retail Class Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Returns for Class I Shares (% Per Calendar Year)

  [Bar Chart to be included in 485(b) filing]

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns (For the periods ended December 31, 2022)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

	1 Year	Since Inception (9/9/2019)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Retail Class Shares
Return Before Taxes	[ ]%	[ ]%

S&P 500 Index
(reflects no deduction of fees, expenses or taxes)	[ ]%	[ ]%

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INVESTMENT ADVISER

BBH & Co., through a separately identifiable department, serves as the Fund’s investment adviser. The following individuals are responsible for the day-to-day management of the Fund:

Portfolio Managers

Name	BBH & Co. Title	Portfolio Manager of the Fund Since
Nicholas Haffenreffer	Managing Director	2021

Each portfolio manager has full investment decision making authority over the Fund’s assets.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker or other financial intermediary on behalf of such shareholder (“Financial Intermediary”) with which the Fund or BBH & Co. has contracted, then shareholders must redeem shares through such Financial Intermediary.

Investment Minimums

Minimum initial and subsequent purchase amounts may vary.

	Class I	Retail Class
Initial Purchases	$10,000	$5,000
Subsequent Purchases	$1,000	$250

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary, BBH & Co. may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term growth of capital. The investment objective may be changed by the Board without a vote of shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded large cap equity securities. Such securities will be issued by domestic and foreign issuers both directly and in the form of depository receipts, including ADRs, representing an interest in these securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be equity securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of [    ], the market capitalization range of companies included in the S&P 500 Index was $[     ] billion to $[    ] trillion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation that blends aspects of growth and value investing. The Fund intends to operate as a “non-diversified company” under the 1940 Act, which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers, some of which may be within the same industry. The Fund seeks to invest in approximately 25-35 different companies that meet the Investment Adviser’s prescriptive fundamental criteria. The Fund typically invests in companies that are headquartered in North America, as well as in certain global firms located in other developed regions.

How the Investment Adviser Selects the Fund’s Investments

The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. The Fund follows a “buy and own” approach that does not typically make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. The Investment Adviser does not expect to hold large amounts of cash in the Fund except in temporary defensive circumstances.

The Investment Adviser focuses on investing in established, cash generative businesses that are leading providers of essential products and services. The Investment Adviser seeks to purchase the equity securities of such companies when they are trading at a discount to the Investment Adviser’s proprietary estimates of intrinsic value. The Investment Adviser believes that this approach is an effective way to achieve capital appreciation over time while potentially reducing the risk of permanent capital loss.

The Investment Adviser generally will seek to invest in businesses with all, or most, of the following attributes: (i) essential products and services; (ii) loyal customers; (iii) leadership in an attractive market niche or industry; (iv) sustainable competitive advantages; (v) high returns on invested capital; and (vi) strong free cash flow. In addition, the Fund seeks to invest in companies whose managers have high levels of integrity as well as demonstrable skills in operations, long-term strategy and capital allocation.

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The Investment Adviser has a disciplined investment process for selecting and monitoring investments. The Investment Adviser believes that the consistent application of its investment criteria enhances objectivity and reduces the likelihood of investment mistakes. The Investment Adviser has a team of experienced securities analysts who follow specific industry sectors and work collaboratively with each other to identify, analyze and monitor portfolio companies. The analysts closely study industry structure and competitive trends, communicating regularly with knowledgeable industry participants and company management teams to assess whether companies meet the Investment Adviser’s fundamental criteria. As one of several factors, embedded within the Investment Adviser’s overall approach is the consideration of ESG criteria that could be relevant to a company. The Investment Adviser defines ESG as a set of environmental, social and governance factors used to inform its view on the long-term sustainability of companies that are considered for investment. Depending on the industrial classification of such companies, examples within the environmental factor include, but are not limited to, a company’s positioning to manage risks and opportunities related to carbon emissions; water stress; and toxic emissions and waste. Similarly, social considerations examples are: health and safety; privacy and data security; and community relations. Finally, governance matters comprise, illustratively, board independence; pay for performance; and business ethics. A less favorable ESG profile may not preclude the Fund from investing in a company, as the consideration of these factors is not more influential than the consideration of other investment criteria. The Investment Adviser’s time horizon when purchasing a company is typically three to five years but is not subject to any minimum or maximum period. The Fund primarily bases its estimates of intrinsic value on analyses of free cash flow and return on invested capital. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value. While public equities do not offer guarantees of principal value, the Investment Adviser has designed its investment criteria and processes to reduce the likelihood of a permanent capital loss for each investment.

Temporary Defensive Position

In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments in liquid short-term instruments that are not consistent with the Fund’s investment objective and principal investment strategies. Such investments may be inconsistent with the Fund’s ability to reach its investment objective.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

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Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Non-Diversification Risk:

The Fund is classified as “non-diversified” pursuant to the definition provided in the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. The possible assumption of large positions in the securities of a small number of issuers may cause performance to fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or in the market’s assessment of the issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a RIC under Subchapter M of the Code.

Foreign Investment Risk:

Investing in equity securities of foreign-based companies, including ADRs, involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Management Risk:

The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Large Shareholder Risk:

From time to time, an investment adviser, including BBH & Co., may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

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PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

BBH & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the Investment Adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH & Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2022, BBH & Co. managed total assets of approximately $[    ] billion, $[    ] million of which represented the total net assets in the Fund.

In addition, BBH & Co. provides services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.65% per annum for the first $3 billion and 0.60% per annum for amounts over $3 billion of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Fund, after expense waivers and reimbursements, paid the Investment Adviser [    ]% of the Fund’s average daily net assets. A discussion of the Board’s most recent approval of the Fund’s investment advisory contract will be available in the Fund’s Semi-Annual Report for the period ending April 30, 2023.

The Investment Adviser has contractually agreed to limit the annual fund operating expenses of Class I and Retail Class Shares of the Fund to 0.80% (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and, with respect to Retail Class Shares, amounts payable under a 12b-1 Plan (see “Distribution of Fund Shares” below)). The Expense Limitation Agreement is effective through March 1, 2024, and may only be terminated during its term with approval of the Board.

Portfolio Managers

Mr. Nicholas Haffenreffer serves as portfolio manager of the Fund.

Mr. Nicholas Haffenreffer is a Managing Director of BBH & Co., with 31 years of investment experience. Mr. Haffenreffer holds a BA from Brown University. He joined BBH & Co. in 2021. Prior to joining BBH & Co., Mr. Haffenreffer was a Principal, Chief Investment Officer and Portfolio Manager for the TorrayResolute Concentrated Large Growth Strategy and the TorrayResolute Small/Mid Cap Growth Strategy. He founded Resolute Capital Management in 1998 and merged the company with Torray LLC in 2010.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, management of other accounts and ownership of shares of the Fund.

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IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund’s net asset value per share (“NAV”) is normally determined once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

The determination of the Fund’s NAV is made by subtracting from the value of the total assets of a share class the amount of its liabilities attributable to that class and dividing the difference by the number of shares outstanding of that class at the time the determination is made. The value of the Fund’s portfolio may change on days when the Fund is not open for business and not available for purchase or redemption of Fund shares.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources. Certain short-term debt instruments are valued on the basis of amortized cost. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Investment Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with procedures approved by the Board. The Board has delegated to the Investment Adviser the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the primary exchange or principal market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade are not open for trading for the entire day and no other market prices are available. The Fund may use a systematic fair value model provided by an independent third party to value foreign securities.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.

Distribution of Fund Shares

The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class Shares that allows the Fund to pay distribution fees for the sale of its Shares and for services provided to shareholders. Because these fees are paid out of the Retail Class Shares’ assets continuously, over time, these fees will increase the cost of your investment in Retail Class Shares and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class Shares is 0.25% of the average daily net assets of the Retail Class Shares of the Fund.

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Revenue Sharing

BBH & Co. may make payments for marketing, promotional or related services provided by Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Fund) and may be in addition to any Rule 12b-1 and/or shareholder servicing payments that are paid by the Fund to the Financial Intermediaries. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to a potential shareholder instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Description of Share Classes

The Fund offers Class I shares and Retail Class Shares through this Prospectus, each representing interests in a single portfolio of securities. Class I Shares and Retail Class Shares have different operating expenses which affect their performance. Neither Class I Shares nor Retail Class Shares automatically convert to any other class of shares of the Fund.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the NAV next determined after the Fund receives the purchase order in good order. Generally, a purchase order is considered to be in good order when the purchase payment is converted to federal funds. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept.

An investor may place purchase orders for Fund shares directly through the Transfer Agent or through a Financial Intermediary. Such orders will be priced at the NAV next calculated after the Fund receives the payment, through the Transfer Agent, in good order. Such orders that are placed directly through the Transfer Agent are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

Those investors who buy shares of the Fund through a Financial Intermediary that is authorized to place trades in Fund shares for their customers will have such shares held in the Financial Intermediary’s name pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares. Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following the Fund’s receipt of the order. If payment is not received by this time, the order will be canceled, and you and your Financial Intermediary will be responsible for any loss to the Fund.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

13

Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

	Class I**	Retail Class
Initial Purchases	$10,000	$5,000
Subsequent Purchases	$1,000	$250

*	The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers. The Fund may waive the initial and subsequent investment minimums for purchases by financial intermediaries.
**	The Fund has waived the investment minimums for all BBH & Co. Partners, employees, Fund Trustees and their respective family members, who wish to invest in the Fund’s Class I Shares.

Redemption of Shares

The Fund executes a redemption request at the NAV next calculated after the Fund receives the redemption request in good order. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for a regular day of trading. Under normal market conditions, redemption requests received in good order by 4:00 p.m. Eastern Time on any Business Day will be executed at that day’s NAV. Orders accepted after 4:00 p.m. will be executed at the next day’s NAV. Redemption requests accepted before 4:00 p.m. Eastern Time on any Business Day will typically be paid on the Business Day following the date on which the redemption request was received in good order. Redemption requests will be paid by federal funds wire transfer to the shareholder’s designated account. In order to meet the redemption request, the Fund typically expects to use available cash (or cash equivalents) or to sell portfolio securities. These methods may be used during both normal and stressed market conditions. While the Fund typically makes payments of redemption requests in cash, it has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities when it deems appropriate.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is received in good order.

Redemption Fee

Fund shares that are redeemed within 30 days from the date of purchase will be subject to a redemption fee of 2.00% of the total redemption proceeds. The 30-day period shall commence on the next business day following the date your purchase order is received in good order by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

14

Redemptions by the Fund

The Fund has established a minimum account size of $10,000 for Class I Shares and $5,000 for Retail Class Shares, which may be changed from time to time in its discretion. If the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares result in taxable events for a shareholder who may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Additionally, securities received through an in-kind redemption may be subject to market risk until such time as you can dispose of the securities. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less. In the event that the Fund meets a redemption request through a distribution in-kind, the Fund will analyze a variety of factors when selecting securities, including, but not limited to, tax implications, liquidity implications, portfolio transaction costs, fees and other costs associated with the transaction.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable laws may permit.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund securities in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time the NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. As described above, the Fund imposes a 2.00% fee on redemptions of Fund shares made within 30 days from the date of purchase. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders. The Fund also monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund believes that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

15

The Investment Adviser may determine from the amount, frequency, or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases of Fund shares. If your purchase order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund normally pays to shareholders substantially all of the Fund’s net income and capital gains, if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal income or excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a RIC under the Code. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends reported by the Fund as qualified dividend income are generally taxable at reduced tax rates for non-corporate shareholders. Any distributions of net long-term capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of net short-term capital gains are generally taxable as ordinary income.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S.), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund shares.

16

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it were received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Each sale or redemption of Fund shares may be a taxable event. The gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

17

V. FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help an investor understand the financial performance of the Fund’s Class I Shares and Retail Class Shares for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Selected per share data and ratios for a Class I share outstanding throughout each period.

[To be included in 485(b)]

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

[To be included in 485(b)]

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More Information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide the Fund’s investments, performance and list of portfolio holdings. The Fund’s annual report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-575-1265
By mail write to the Fund’s	Brown Brothers Harriman & Co.
shareholder servicing agent:	140 Broadway
New York, New York 10005
By e-mail send your request to:	bbhfunds@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265
By e-mail send your request to:	bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

19

Prospectus

[   ]

BBH Partner Fund — International Equity

Class I Shares (Ticker BBHLX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

I.BBH PARTNER FUND—INTERNATIONAL EQUITY SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the BBH Partner Fund – International Equity (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees

(Fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	[ ]%
Distribution (12b-1) Fee	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

3

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. An emerging market is generally considered to be a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund will primarily invest in equity securities of companies with large market capitalizations.

Brown Brothers Harriman & Co. (“BBH & Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, Select Equity Group, L.P. (“Sub-adviser”). Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser. The Sub-adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards and/or futures, which are derivatives, for the purpose of hedging the value of securities purchased or intended to be purchased.

4

Investment Process: The Sub-adviser will focus on identifying attractive businesses and will invest opportunistically in these businesses when it believes that good long-term returns can be achieved. The Sub-adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. As part of the Fund’s investment process, the Sub-adviser may consider environmental, social and governance (“ESG”) factors for investments in the portfolio. ESG may include factors, but are not limited to the environmental and social-related risks and opportunities to issuers as well as the issuers instituted governance programs. They are, in the view of the Sub-adviser, both well positioned for long term growth and resilient in difficult economic environments. The Sub-adviser employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.

The Sub-adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund may, from time to time, invest in a limited number of issuers.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

5

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the Investment Company Act of 1940 (“1940 Act”), the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

Derivatives Risk:

Derivatives, including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions made by BBH & Co., whose discretionary investment advisory clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

6

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

[To be included in 485(b)]

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns (For the periods ended December 31, 2022)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
MSCI-EAFE Index
(reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

INVESTMENT ADVISER

BBH & Co., through a separately identifiable department, serves as the Fund's investment adviser. Select Equity Group, L.P. serves as the sub-adviser to the Fund. The following individuals are responsible for the day-to-day management of the Fund:

Portfolio Managers

Sub-Adviser	Portfolio Management Team Members	Fund Manager Since
	Chad Clark Senior Investment Team Member	2017
	Brian Vollmer Senior Investment Team Member	2017
Select Equity Group, L.P. 380 Lafayette Street	Matthew Pickering Senior Investment Team Member	2017
New York, New York 10003
	Jonathan Allen Senior Investment Team Member	2017
	Loren Lewallen Senior Investment Team Member	2017

7

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary. Investors are only eligible to purchase shares of the Fund as described in the “Purchase of Shares” section of the Prospectus.

Investment Minimums

Minimum initial and subsequent purchase amounts may vary.

Class I
Initial Purchases	$10,000
Subsequent Purchases	$1,000

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, qualified dividend income, capital gains, or a combination of the three.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary, BBH & Co. may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

For shareholders with a discretionary investment management account managed by BBH & Co. (“BBH & Co. Account”), BBH & Co. will include the value of the shareholder’s investment in the Fund when calculating the advisory fee applicable to such shareholder’s BBH & Co. Account, which may result in the shareholder paying a higher overall fee to BBH & Co. on the shareholder’s investment in the Fund.

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. The investment objective may be changed by the Board without vote of the shareholders. There can be no assurance that the Fund will achieve its investment objective.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, will be invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States. Developed markets are those markets included in the MSCI-EAFE Index and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. An emerging market is generally considered to be a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. Although the Fund is expected to invest primarily in common stocks, it may also purchase other securities with equity characteristics, including securities convertible into common stock, rights and warrants. The Fund may purchase these equity securities directly or in the form of American Depository Receipts (“ADRs”), Global Depositary Receipts or other similar securities representing securities of foreign-based companies, national security exchanges or over-the-counter markets. The Fund will primarily invest in equity securities of companies with large market capitalizations.

The Investment Adviser employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Sub-adviser. Subject to the general supervision by the Fund’s Board, the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser. Quantitative evaluations, including evaluations of performance and portfolio characteristics, is performed at least quarterly. The Sub-adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. Other sub-advisers may be added in the future to complement the Sub-adviser’s investment style. However, the Investment Adviser may when it deems appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

Investment Process: The Sub-adviser will focus on identifying attractive businesses and will invest opportunistically in those businesses when it believes that good long-term returns can be achieved. The Sub-adviser defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. They are, in the view of the Sub-adviser, both well positioned for long term growth and resilient in difficult economic environments. The Sub-adviser employs intensive and rigorous fundamental equity research in order to identify these investment opportunities. The Fund may, from time to time, invest in a limited number of issuers. As one of several factors, embedded within the Sub-Adviser’s overall approach is the consideration of ESG criteria that could be relevant to a company. The Sub-Adviser defines ESG as a set of environmental, social and governance factors used to inform its view on the long-term sustainability of companies that are considered for investment. Depending on the industry classification of such companies, examples within the environmental factor include, but are not limited to, a company’s positioning to manage risks and opportunities related to carbon emissions; water stress; and toxic emissions and waste. Similarly, social considerations examples are: health and safety; privacy and data security; and community relations. Finally, governance matters comprise, illustratively, board independence; pay for performance; and business ethics. ESG factors are not solely determinative of an investment decision and are considered alongside other types of financial research and analysis.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards and/or futures for the purpose of hedging the value of securities purchased or intended to be purchased.

In response to adverse market, economic, political and other conditions, the Sub-adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to invest less than 80% of its assets in equity securities under normal circumstances.

The Fund seeks to generate attractive returns over time but does not attempt to mirror a benchmark or an index.

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PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Foreign Investment Risk:

Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

The Fund’s assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Exchange Rate Risk:

The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up.

Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Large Cap Company Risk:

Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.

Limited Portfolio Holdings Risk:

Although the Fund is a diversified fund and as such intends to meet the diversification requirements of the 1940 Act, the Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses.

Emerging Markets Risk:

The Fund may invest up to 35% of its assets in securities of issuers based in developing countries. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict the Fund’s investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Derivatives Risk:

Derivatives, including forwards and futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Capital Controls Risk:

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Large Shareholder Risk:

From time to time, an investment adviser, including BBH & Co., may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

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PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

BBH & Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2022, BBH & Co. managed total assets of approximately $[ ] billion, $[ ] billion of which represented total net assets in the Fund.

The Investment Adviser employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Sub-adviser. Subject to the general supervision by the Fund’s Board, the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-adviser. The Sub-adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when it deems appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

In addition to a continuous investment program, BBH & Co. serves as the Fund’s administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.60% per annum for the first $3 billion and 0.55% per annum for amounts over $3 billion of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. The Investment Adviser may from time to time voluntarily waive all or a portion of its advisory and administrative fee from the Fund. For the most recent fiscal year, the Fund paid the Investment Adviser [   ]% of the Fund’s average daily net assets. The Investment Adviser pays a sub-advisory fee to the Sub-adviser out of its own assets. The Fund is not responsible for paying any portion of the sub-advisory fee to the Sub-adviser. A discussion of the Board’s most recent approval of the Fund’s investment advisory and sub-advisory agreements will be available in the Fund’s Semi-Annual Report for the period ending April 30, 2023.

Pursuant to an exemptive order the Fund and BBH & Co. received from the SEC, the Investment Adviser may select and replace sub-advisers and amend sub-advisory agreements without obtaining shareholder approval.

The Sub-Adviser

Select Equity Group, L.P., located at 380 Lafayette Street, New York, New York 10003, serves as the Fund’s investment sub-adviser. Pursuant to a sub-advisory agreement with the Investment Adviser, and subject to the general supervision of the Board and the Investment Adviser, the Sub-adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments.

Portfolio Managers

Certain information about the portfolio management team for the Fund are set forth below. Each portfolio manager or member of the portfolio management team has worked with the Fund since 2017.

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Mr. Chad Clark joined the Sub-adviser in August 2010. He oversees the Sub-adviser’s international strategies. Mr. Clark is a member of the Sub-adviser’s Management Committee. Prior to joining the Sub-adviser, Mr. Clark spent 14 years at Harris Associates, where he was a Partner and co-managed the Oakmark International Small Cap Fund and Harris International Value L.P. Prior to Harris Associates, he was an Analyst in Corporate Finance at William Blair & Company. Mr. Clark is a CFA charterholder. Mr. Clark received a B.S. from Carnegie Mellon University (summa cum laude).

Mr. Brian Vollmer began at the Sub-adviser as an intern in 2005 and joined the Sub-adviser full time in August 2006. Prior to joining the Sub-adviser, Mr. Vollmer worked as a private equity Investment Analyst for Hicks, Muse, Tate & Furst. Prior to Hicks, Muse, Tate & Furst, he worked in the Investment Banking Division at Goldman Sachs. Mr. Vollmer received a B.S. from the University of Virginia (with distinction) and an M.B.A. from the Stanford Graduate School of Business, where he graduated as an Arjay Miller Scholar.

Mr. Matthew Pickering joined the Sub-adviser in December 2010. Prior to joining the Sub-adviser, Mr. Pickering was an Analyst with Harris Associates for four years. Prior to Harris Associates, he worked for six years as an Analyst and Associate Portfolio Manager with Institutional Capital. Mr. Pickering is a CFA charterholder. Mr. Pickering received a B.S. from Miami University (magna cum laude).

Mr. Jonathan Allen joined the Sub-adviser in April 2010. Prior to joining the Sub-adviser, Mr. Allen was a Principal, Portfolio Manager and Analyst with Clay Finlay for 16 years. Mr. Allen is a CFA charterholder. Mr. Allen received a B.A. from the University of Pennsylvania.

Mr. Loren Lewallen began at Sub-adviser as an intern in 2006 and joined the Sub-adviser full time in September 2007. Mr. Lewallen is a CFA charterholder. Mr. Lewallen received a B.A. from Columbia University (magna cum laude).

The Fund’s SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund’s net asset value per share (“NAV”) is normally determined once daily at 4:00 p.m., Eastern Time on each day that the equity market of the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

The determination of the Fund’s NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares outstanding at the time the determination is made. The value of the Fund’s portfolio may change on days when the Fund is not for business and is not available for purchase or redemption of Fund shares.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Investment Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE close, if the NYSE close occurs before the end of trading on the foreign exchange. In addition, foreign currency exchange rates are generally determined as of the close of business on the NYSE.

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The Fund generally values fixed income securities according to prices furnished by brokers and dealers or an independent pricing service using a date reflecting the earlier closing of the principal markets for those securities. Prices obtained from pricing services may be based on, among other things, information provided by market markers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with procedures approved by the Board. The Board has delegated to the Investment Adviser the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the primary exchange or principal market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade are not open for trading for the entire day and no other market prices are available. The Fund may use a systematic fair value model provided by an independent third party to value foreign securities.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV.

Revenue Sharing

BBH & Co. may make payments for marketing, promotional or related services provided by Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Fund). In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Account Transactions

Purchase of Shares

The Fund offers Class I Shares through this Prospectus representing interests in a single portfolio of securities. Investors are only eligible to purchase shares of the Fund as described below.

The following individuals (referred to as “Eligible Investors”) may invest in the Fund and/or reinvest dividends and capital gains distributions from shares owned in the Fund:

•	BBH & Co. private banking and/or private wealth management clients;

•	investors with an agreement with Brown Brothers Harriman Investments, LLC or the Fund’s distributor permitting investment in the Fund;

•	a Trustee or officer of the BBH Trust, or a partner or employee of BBH & Co. or its affiliates, or a member of the immediate family of any of those persons;

•	an account for an employee benefit plan or retirement plan sponsored by BBH & Co.; and

•	a partner, director, officer or employee of the Sub-adviser.

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Eligible Investors may be asked to verify that they meet one of the eligibility requirements above prior to opening a new account in the Fund. The Fund may permit you to open a new account if the Fund reasonably believes that you are eligible. The Fund also may decline to permit you to open a new account if the Fund believes that doing so would not be in the best interests of the Fund and its shareholders, even if you would be eligible to open a new account.

The Fund’s ability to enforce the eligibility requirements listed above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Additional information that applies to the offering:

An existing investor that does not meet the above eligibility requirements and has been a shareholder in the Fund is able to continue to remain an investor in the Fund (an “Existing Shareholder”) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund; however, the Existing Shareholder may not purchase additional shares of the Fund, either directly or as the beneficial owner of shares held in another account.

For an Existing Shareholder, if all shares of the Fund in an Existing Shareholder’s account are voluntarily redeemed or involuntarily redeemed, then the Existing Shareholder’s account will be closed. Once closed, such former Existing Shareholders will not be able to reopen their accounts in the Fund. These repurchase restrictions, however, do not apply to investors listed above as eligible to continue to purchase even if the Eligible Investor would liquidate its entire position.

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, the Fund’s transfer agent will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be returned. If the transfer agent cannot contact the investor within 30 days, the entire amount of the investment will be returned.

The Fund reserves the right to change these policies at any time. The Fund may from time to time, in its sole discretion, limit new purchases into the Fund or otherwise modify the eligibility requirements at any time.

The Fund offers its shares to Eligible Investors on a continuous basis at the current NAV without a sales charge. Eligible Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the NAV next determined after the Fund receives the purchase order in good order. Generally, a purchase order is considered to be in good order when the purchase payment is converted to federal funds. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept.

An Eligible Investor may place purchase orders for Fund shares directly through the Transfer Agent or through a Financial Intermediary. Such orders will be priced at the NAV next calculated after the Fund receives the payment, through the Transfer Agent, in good order. Such orders that are placed directly through the Transfer Agent are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

Those Eligible Investors who buy shares of the Fund through a Financial Intermediary that is authorized to place trades in Fund shares for their customers will have such shares held in the Financial Intermediary’s name pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

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Investment Minimums*

Minimum initial and subsequent purchase amounts may vary.

Class I**
Initial Purchases	$10,000
Subsequent Purchases	$1,000

*	The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers. The fund may waive the initial and subsequent investment minimums for purchases by financial intermediaries.
**	The Fund has waived the investment minimums for all BBH & Co. Partners, employees, Fund Trustees and their respective family members, and partners, directors, officers or employees of the Sub-adviser, who wish to invest in the Fund’s Class I Shares.

Redemption of Shares

The Fund executes a redemption request at the current NAV next calculated after the Fund receives the redemption request in good order. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for a regular day of trading. Under normal market conditions, redemption requests received in good order by 4:00 p.m. Eastern Time on any Business Day will be executed at that day’s NAV. Orders accepted after 4:00 p.m. will be executed at the next day’s NAV. Redemption requests accepted before 4:00 p.m. Eastern Time on any Business Day will typically be paid on the Business Day following the date on which the redemption request was received in good order. Redemption requests will be paid by federal funds wire transfer to the shareholder’s designated account. In order to meet the redemption request, the Fund typically expects to use available cash (or cash equivalents) or to sell portfolio securities. These methods may be used during both normal and stressed market conditions. While the Fund typically makes payments of redemption requests in cash, it has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities when it deems appropriate.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is received in good order.

Redemption Fee

Fund shares that are redeemed within 30 days from the date of purchase will be subject to a redemption fee of 2.00% of the total redemption proceeds. The 30-day period shall commence on the next business day following the date your purchase order is received in good order by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

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Redemptions by the Fund

The Fund has established a minimum account size of $10,000 for Class I shares, which may be changed from time to time in its discretion. Except in circumstances where the minimum account size has been changed or waived, if the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares result in taxable events for a shareholder who may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of a security or securities from the Fund’s portfolio (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Additionally, securities received through an in-kind redemption may be subject to market risk until such time as you can dispose of the securities. The

Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less. In the event that the Fund meets a redemption request through a distribution in-kind, the Fund will analyze a variety of factors when selecting securities, including, but not limited to, tax implications, liquidity implications, portfolio transaction costs, fees and other costs associated with the transaction.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable laws may permit.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund securities in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time the NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. As described above, the Fund imposes a 2.00% fee on redemptions of Fund shares made within 30 days from the date of purchase. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders. The Fund also monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

17

The Fund believes that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Investment Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund shares. If your purchase or exchange order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund normally pays to shareholders substantially all of the Fund’s net income and capital gains, if any, annually. The Fund may pay additional dividends and/or capital gains distributions in a given year to the extent necessary to avoid the imposition of federal income or excise tax on the Fund. The Fund pays dividends and capital gains distributions to shareholders of record as of the record date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends reported by the Fund as qualified dividend income are generally taxable at reduced tax rates for non-corporate shareholders. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of net short-term capital gains are generally taxable as ordinary income.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

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In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S.), provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.

A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the Fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or, in the case of certain preferred stock, for fewer than 91 days during the 181-day period beginning 90 days before such date. These holding period requirements will also apply to your ownership of Fund shares. The Fund’s investment strategies may limit its ability to distribute dividends eligible to be treated as qualified dividend income.

Because the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it were received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividends or other distributions will be taxable to you even though it may effectively be a return of a portion of your investment.

Each sale or redemption of Fund shares may be a taxable event. The gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

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If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

V. FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help an investor understand the financial performance of the Fund’s Class I Shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Selected per share data and ratios for a Class I share outstanding throughout each period.

[To be included in 485(b) filing]

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More Information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide the Fund’s investments, performance and list of portfolio holdings. The Fund’s annual report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-575-1265
By mail write to the Fund’s	Brown Brothers Harriman & Co.
shareholder servicing agent:	140 Broadway
New York, New York 10005
By e-mail send your request to:	bbhfunds@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265
By e-mail send your request to:	bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

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Prospectus

[  ]

BBH Limited Duration Fund

Class N Shares (Ticker BBBMX)

Class I Shares (Ticker BBBIX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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I. BBH LIMITED DURATION FUND SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fees	[ ]%	[ ]%
Distribution (12b-1) Fees	None	None
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less Fee Waiver/Expense Reimbursement*	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[ ]%	[ ]%

*	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.35% for Class N Shares through March 1, 2024 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Class N Shares’ Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.

3

PRINCIPAL INVESTMENT STRATEGIES

Brown Brothers Harriman & Co. (“BBH & Co.”), through a separately identifiable department (“Investment Adviser”), serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential excess return over a risk-free rate exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of durable, performing fixed income instruments. These investments will be primarily focused in asset-backed securities, including but not limited to consumer loans, property loans/leases, auto-loans and credit card receivables, notes and bonds issued by domestic and foreign corporations and financial institutions, including those in emerging markets, and the U.S. Government, government agencies and government guaranteed issuers. The Fund may purchase mortgage-backed securities, including but not limited to residential mortgage-backed securities and commercial mortgage-backed securities, and sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Typically, the duration of the Fund will be less than one year. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates.

The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, commercial paper, derivative instruments, including but not limited to U.S. Treasury Futures, credit default swaps and credit default index, and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, such as exchange-traded funds (“ETFs”) and Business Development Companies (“BDCs”). The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund will invest primarily in investment grade securities but may invest in securities rated below investment grade, which are commonly referred to as “junk bonds”, when the Investment Adviser believes that the additional income from these securities justifies the higher risk.

As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for certain investments in the portfolio. ESG factors may include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

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Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. Credit risk is heightened to the extent the Fund invests in below investment grade securities. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Asset-Backed Securities (“ABS”) Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis.

Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer.

Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

5

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

6

Investment Company Risk:

The Fund may invest in securities of other investment companies, such as ETFs and BDCs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Convertible Securities Risk:

The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks of investing in derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

7

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk:

Market risks, including political, regulatory, economic and social developments, can result in market volatility and can affect the value of the Fund’s investments. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index, as well as to a reference benchmark. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

[Bar Chart to be included in 485(b)]

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

8

Average Annual Total Returns (For the periods ended December 31, 2022)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

Class N Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Class I Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Barclays Capital U.S. 1-3 Year Treasury Bond Index
(reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Reference Benchmark
(an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index)	[ ]%	[ ]%	[ ]%

INVESTMENT ADVISER

Brown Brothers Harriman & Co. (“BBH & Co.”), through a separately identifiable department, serves as the Fund’s investment adviser. The following co-portfolio managers are jointly responsible for the day-to-day management of the Fund:

Portfolio Managers

Name	BBH & Co. Title	Portfolio Manager of the Fund Since
Andrew P. Hofer	Managing Director	2011
Neil Hohmann	Managing Director	2013

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary.

Investment Minimums

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I
Initial Purchases	$5,000	$50,000
Subsequent Purchases	$1,000	$5,000

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary, a distributor and/or BBH & Co., as applicable, may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. The investment objective may be changed by the Board without a vote of the shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income and floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers instruments to be “attractively valued” when the Investment Adviser believes that the instrument’s potential excess return over a risk-free rate exceeds that which would be normally justified by the instrument’s underlying risks.

These investments will be primarily focused in asset-backed securities, including but not limited to consumer loans, property loans/leases, auto-loans and credit card receivables, notes and bonds issued by domestic and foreign corporations and financial institutions, including those in emerging markets, and the U.S. Government, government agencies and government guaranteed issuers (such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks). The Fund may purchase mortgage backed securities, including but not limited to residential mortgage-backed securities and commercial mortgage-backed securities, and sovereign debt when the Investment Adviser believes that the additional income from these securities justifies the higher risk of allocations to these asset classes. The Fund may invest in money market instruments, repurchase agreements, reverse repurchase agreements, derivative instruments, including futures (such as U.S. Treasury Futures), swaps (such as credit default swaps) and options (such as Credit Default Swap options), and private placement securities, including Rule 144A, Regulation S and Regulation D securities to meet its investment objective. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, including but not limited to ETFs and BDCs. The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser.

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Typically, the duration of the Fund will be less than one year. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates. For example, if a bond has a duration of 5 years and interest rates increase by 1%, the value of that bond can be expected to decrease by 5%.

Despite comparisons contained in the Fund’s shareholder reports, the Fund will not measure its performance success nor alter its construction in relation to any particular benchmark or index. Instead, the Fund will seek to preserve capital and to generate a positive absolute return, while attempting to avoid instances of negative total return over extended periods of time. The Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk-adjusted returns consistent with the Fund’s investment objective. As one of several factors, embedded within the Investment Adviser’s overall approach is the consideration of ESG criteria that could be relevant to a company. The Investment Adviser defines ESG as a set of environmental, social and governance factors used to inform its view on the long-term sustainability of the obligors that are considered for investment. Depending on the ESG risks that the revenue generating activities of such obligors face, examples within the environmental factor include, but are not limited to, the obligor’s positioning to manage risks and opportunities related to carbon emissions; water stress; and toxic emissions and waste. Similarly, social considerations examples are: health and safety; privacy and data security; and community relations. Finally, governance matters comprise, illustratively, financial transparency; management structure; and ethics practices. A less favorable ESG profile may not preclude the Fund from investing in a company, as the consideration of these factors is not more influential than the consideration of other investment criteria.

While the assets of the Fund will be primarily invested in securities denominated in U.S. dollars, some investments may be denominated in other currencies. The Fund will invest primarily in investment grade securities but may invest in fixed income securities rated below investment grade, commonly referred to as “junk bonds”, when the Investment Adviser believes that the additional income from these securities justifies the high risk. In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

The Investment Adviser may determine whether an instrument is “attractively valued” using its own proprietary quantitative framework. If an investment’s excess total return potential declines, the Fund is likely to sell part of its position. Conversely, if the valuation becomes more attractive (typically from a price decline), the Fund is likely to increase the size of its investment. When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund may aim to sell the investment entirely and invest the proceeds in cash or Treasury instruments until it identifies another attractively valued investment.

Temporary Defensive Positions:

In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

Mortgage-Backed and Asset-Backed Securities:

Mortgage-backed securities are collateralized by pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Asset-backed securities are collateralized by pools of obligations or assets. Most asset-backed securities involve pools of consumer or commercial debts with maturities of less than ten years. However, almost any type of asset may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Mortgage and asset-backed securities may be structured as floaters, inverse floaters, interest only and principal only obligations.

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Derivative Instruments:

Rather than investing directly in the securities in which the Fund invests, the Fund may use derivatives investments to gain or reduce exposure to market movements related to such securities, or to other risks such as interest rate or currency risk. The Fund may, but is not required to use, derivative instruments for risk management purposes or as part of its investment strategies. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. Derivative investments primarily include futures, but may also include swaps and options contracts.

Futures Contracts:

Common features of future contracts include: (1) standardized contract features; (2) traded on organized exchanges; and (3) limited maturity, usually 3 months. As the price of the underlying security changes day to day, the value of the future contract also changes. Both buyer and seller recognize this daily gain or loss by transferring the relative gain or loss to the other party. This is called “the daily margin” requirement. The use of futures gives the Investment Adviser flexibility in managing the investment risk of the Fund.

Credit Quality:

The Fund will invest primarily in investment grade securities (rated Baa3/BBB- or better). The Investment Adviser may invest a portion of the assets of the Fund in fixed income securities rated below investment grade or, if unrated, determined by the Investment Adviser to be of comparable quality. Credit ratings for individual holdings are assigned by nationally recognized statistical rating organizations (“NRSRO”) such as Moody’s Investor Service (“Moody’s”) or Standard & Poor’s (“S&P”).

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Risk:

Credit risk refers to the likelihood that an issuer will default on interest or principal payments. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. For asset-backed securities and commercial mortgage-backed securities, there is risk that the impairment of the collateral underlying the security, such as non-payment of loans, will result in a default on interest or principal payments. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Asset-Backed Securities Risk:

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. ABS also are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. Liquidity risk can arise from increased perceived credit risk. Illiquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

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Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed-rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the NAV of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the Fund’s investments will affect the volatility of the Fund’s share price.

Prepayment Risk:

The Fund’s investments are subject to the risk that when interest rates fall certain obligations will be prepaid and that the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayment tends to increase as borrowers are more likely to pay off debt and refinance at lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on assets that were prepaid.

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Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate (pre-payment risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security (extension risk). Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Illiquid Investment Risk:

Illiquid investment risk exists when a particular instrument is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many restricted securities), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Securities in the Fund are generally less liquid than many other investments including but not limited to securities issued by the U.S. Government, commercial paper and those of higher rated investment grade corporate securities. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and Rule 144A, Regulation S and Regulation D securities may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D of the Securities Act of 1933, as amended (the “Securities Act”). Regulation S securities of U.S. and non-U.S. issuers are issued through private placements without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation D securities are issued pursuant to Regulation D of the Securities Act. Private placements are generally subject to strict restrictions on resale. Privately placed securities may not be listed on an exchange and may have no active trading market, and as such may be illiquid. The Fund may be unable to sell a private placement security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a private placement security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain private placement securities may involve a high degree of business and financial risk and may result in substantial losses.

Investment Company Risk:

The Fund may invest in securities of other investment companies, such as ETFs and BDCs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying ETF or investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on various securities exchanges and the price may vary throughout a given trading day. ETF shares are traded on securities exchanges and may not be traded extensively which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Additionally, an ETF may trade at a price below its net asset value (also known as a discount) depending on the fund’s perceived value and market sentiment. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

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Convertible Securities Risk:

The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. The potential for a convertible security to convert into the issuers underlying common stock subject the security to similar market and issuer risks that apply to the underlying common stock. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt. Preferred securities of smaller companies may be more vulnerable to adverse developments than that of larger companies. Preferred securities may include certain aspects of both equity and fixed income securities, known as hybrid securities, and may also have different features from those of traditional preferred securities described above. Preferred securities that are hybrid securities possess various features of both debt and traditional preferred securities and as such, they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure. Unlike traditional preferred securities, hybrid securities may not be subordinate to a company’s debt securities.

Large Shareholder Risk:

From time to time, an investment adviser, including BBH & Co., may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, such asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, counterparty risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Emerging Markets Risk:

Investments in the securities of emerging markets carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict the Fund’s investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

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PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general supervision of the Fund’s Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH & Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2022, BBH & Co. managed total assets of approximately $[  ] billion, $[  ] billion of which represented total net assets in the Fund.

In addition to a continuous investment program, BBH & Co. serves as the Fund’s administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.30% per annum for the first $1 billion and 0.25% per annum for amounts over $1 billion of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Fund, after expense waivers and reimbursements, paid the Investment Adviser [  ]% of the Fund’s average daily net assets. A discussion of the Board’s most recent approval of the Fund’s investment advisory contract will be available in the Fund’s Semi-Annual Report for the period ending April 30, 2023.

The Investment Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N Shares to 0.35% through March 1, 2024. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board.

Portfolio Managers

Andrew P. Hofer and Neil Hohmann serve as co-portfolio managers of the Fund and are jointly responsible for managing the Fund’s assets on a day-to-day basis. As such they are jointly responsible for the day-to-day management of the Fund.

Andrew Hofer is a Managing Director of BBH & Co. with 35 years of combined industry and investment experience. Mr. Hofer holds a BA from Yale University and an MIA from the Columbia School of International and Public Affairs. He joined BBH & Co. in 1988. Mr. Hofer has served as a Managing Director since January 2000.

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Neil Hohmann is a Managing Director of BBH & Co. with 26 years of investment experience. Mr. Hohmann holds a BA from Yale University and a PhD in Economics from the University of Chicago. He joined BBH & Co. in 2006. Mr. Hohmann served as a Senior Vice President from 2010 to 2017. Mr. Hohmann has served as a Managing Director since 2017.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, management of other accounts and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund’s NAV is normally determined once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

The determination of the Fund’s NAV is made by subtracting from the value of the total assets of a share class the amount of liabilities attributable to that class and dividing the difference by the number of shares outstanding of that class at the time the determination is made. The value of the Fund’s portfolio may change on days when the Fund is not opened for business and not available for purchase or redemption Fund shares.

The Fund has a valuation policy which requires that if market quotations are unavailable or available but considered unreliable, then that security price should be overridden and a fair valuation price be determined and used. The Fund generally values fixed income securities according to prices furnished by brokers and dealers or an independent pricing service using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from pricing services may be based on, among other things, information provided by market markers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with procedures approved by the Board. The Board has delegated to the Investment Adviser the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the markets on which the securities trade are not open for trading for the entire day and no other market prices are available.

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Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

Revenue Sharing

BBH & Co. may make payments for marketing, promotional or related services provided by Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Fund), and may be in addition to any shareholder servicing payments that are paid by the shareholder servicing agent to the Financial Intermediaries. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Description of Share Classes

The Fund offers Class N Shares and Class I Shares through this Prospectus, each representing interests in a single portfolio of securities. Class N Shares and Class I Shares have different operating expenses which affect their performance. Neither Class N Shares nor Class I Shares automatically convert to any other class of shares of the Fund.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the NAV next determined after the Fund receives the purchase order in good order. Generally, a purchase order is considered to be in good order when the purchase payment is converted to federal funds. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. An investor may place purchase orders for Fund shares directly through the Transfer Agent. Such orders will be priced at the NAV next calculated after the Fund receives payment in good order. Such orders are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

In addition to being able to buy and sell Fund shares directly through the Transfer Agent, investors may also buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers. Such shares are held in the Financial Intermediary’s name on behalf of that customer pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

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Investment Minimums*

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I**
Initial Purchases	$5,000	$50,000
Subsequent Purchases	$1,000	$ 5,000

*	The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers. The Fund may waive the initial and subsequent investment minimums for purchases by financial intermediaries.
**	The Fund has waived the investment minimums for all BBH & Co. Partners, employees, Fund Trustees and their respective family members, who wish to invest in the Fund’s Class I Shares.

Redemption of Shares

The Fund prices a redemption at the NAV next calculated after the Fund receives the request in good order. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for a regular day of trading. Under normal market conditions, redemption requests received in good order before 4:00 p.m. Eastern Time on any Business Day will be executed at that day’s NAV. Orders accepted after 4:00 p.m. will be executed at the next day’s NAV. Redemption requests accepted before 4:00 p.m. Eastern Time on any Business Day will typically be paid by the Business Day following the date on which the redemption request was received in good order. Redemption requests will be paid by federal funds wire transfer to the shareholder’s designated account. In order to meet the redemption request, the Fund typically expects to use available cash (or cash equivalents) or by selling portfolio securities. These methods may be used during both normal and stressed market conditions. While the Fund typically makes payments of redemption requests in cash, it has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities when it deems appropriate.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is executed.

Redemptions by the Fund

The Fund has established a minimum account size of $5,000 for Class N Shares and $50,000 for Class I Shares, which may be changed from time to time in its discretion. Except in circumstances where the minimum account size has been changed or waived, if the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

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Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares result in taxable events for a shareholder who may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of a security or securities from the Fund’s portfolio (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Additionally, securities received through an in-kind redemption may be subject to market risk until such time as you can dispose of the securities. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less. In the event that the Fund meets a redemption request through a distribution in-kind, the Fund will analyze a variety of factors when selecting securities, including, but not limited to, tax implications, liquidity implications, portfolio transaction costs, fees and other costs associated with the transaction.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable laws may permit.

Frequent Trading Policy

Given the short-term nature of the Fund’s investments, the Fund does not anticipate that in the normal course frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s shares.

Dividends and Distributions

The Fund declares dividends daily, distributes net investment income monthly and net realized gains, if any, annually. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid federal income or excise tax. The Fund expects distributions to be primarily from income.

Shares normally begin to earn dividends on the business day after payment is received in good order by the Fund’s transfer agent. Shares earn dividends through the date of a redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. If you redeem all of your shares at any time during the month, you will receive all dividends earned through the date of redemption. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

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Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of net short-term capital gains are taxable as ordinary income. The Fund does not expect a substantial portion of distributions to be treated as qualified dividend income, which is taxable to non-corporate shareholders at reduced rates, or to be eligible for the dividends received deduction for corporate shareholders.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it were received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

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Each sale or redemption of Fund shares may be a taxable event. The gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

V.FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help an investor understand the financial performance of the Fund’s Class N Shares and Class I Shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Selected per share data and ratios for a Class N share outstanding throughout each year.

[To be included in 485(b)]

Selected per share data and ratios for a Class I share outstanding throughout each year.

[To be included in 485(b)]

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More Information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide the Fund’s investments, performance and list of portfolio holdings. The Fund’s annual report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-575-1265
By mail write to the Fund’s	Brown Brothers Harriman & Co.
shareholder servicing agent:	140 Broadway
New York, New York 10005
By e-mail send your request to:	bbhfunds@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265
By e-mail send your request to:	bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

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Prospectus

[  ]

BBH Income Fund

Class N Shares (Ticker BBNNX)*

Class I Shares (Ticker BBNIX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*As of the date of this Prospectus, Class N Shares are not operational.

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I. BBH INCOME FUND SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the BBH Income Fund (the “Fund”) is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below. As of the date of this prospectus, Class N Shares are not operational.

Shareholder Fees

(Fees paid directly from your investment)

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	1.00%	1.00%
Exchange Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	None	None
Other Expenses*	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less Fee Waiver/Expense Reimbursement**	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[ ]%	[ ]%

*	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.

**	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.70% for Class N Shares and 0.50% for Class I Shares through March 1, 2024 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

3

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, primarily in the form of bid-ask spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Brown Brothers Harriman & Co. (“BBH & Co.”), through a separately identifiable department (“Investment Adviser”), serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and foreign corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities and loan transactions. The Fund may purchase select municipal obligations, sovereign debt, and fixed income securities issued by corporations and governments in foreign countries, including in emerging markets, when the Investment Adviser believes that the additional returns available from these securities are attractive. The Fund may invest in money market instruments, repurchase agreements, commercial paper and for hedging purposes, derivative instruments, consisting of futures, swaps and options, to meet its investment objective. The Fund may also invest a portion of its assets in securities that have characteristics of equity securities, including but not limited to convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, such as exchange-traded funds (“ETFs”) and business development companies (“BDCs”). The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans and private placement securities, including Rule 144A, Regulation S and Regulation D securities.

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The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The Fund will seek to maintain an overall portfolio duration (sensitivity to changes in yields) that is consistent with the broad investment grade market through the use of securities held and U.S. Treasury futures. Under normal circumstances, the Fund is managed with the intention of maintaining an effective duration of between 80% - 120% of the effective duration of the Bloomberg US Aggregate Index, which as of January 31, 2023 was approximately [   ] years. The Fund also targets, under normal circumstances, the following exposure limitations at the time of purchase: 95% of the Fund’s assets in instruments denominated in U.S. Dollars including securities issued by corporate or sovereign issuers domiciled outside of the U.S.; 75% or more of the Fund’s assets in instruments with an investment grade rating; 25% or less of the Fund’s assets in instruments rated “BB” (or equivalent) and below, which are commonly referred to as “junk bonds”; 10% or less of the Fund’s assets in corporate or sovereign debt of issuers domiciled in emerging markets (defined as an issuer in the JPMorgan Emerging Market Bond Index (“JPM EMBI”)); and 5% or less of the Fund’s assets in instruments rated “CCC” (or equivalent) and below. These limitations notwithstanding, the Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk- adjusted returns consistent with the Fund’s investment objective.

As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for certain investment in the portfolio. ESG factors may include, but are not limited to the environmental and social impact of the issuer, as well as the Issuer's instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Although generally less sensitive to interest rate changes than fixed-income securities, the value of variable and floating rate securities may decline if their interest rates (which typically reset only periodically) do not rise as quickly, or as much, as general interest rates.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, borrower, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in default on interest or principal payments. For loan transactions, there is risk that the borrower of the loan may, or will, default or become otherwise unable or unwilling to pay. Additionally, loans that have a lower priority in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

5

Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Asset-Backed Securities Risk:

Investments in asset-backed securities are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. In addition, during periods of falling interest rates asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. A fund holding asset-backed securities may exhibit additional volatility during periods of fluctuating interest rates.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or guarantors may default on the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements, such as Rule 144A, Regulation S and Regulation D securities, may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D. Restricted securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

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Large Shareholder Risk:

To the extent that the Fund experiences a large purchase or redemption on any business day, the Fund’s performance may be adversely affected.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate.

Derivatives Risk:

Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset or index. The risks associated with derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. Derivatives also expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The Fund could lose more than the principal amount invested.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

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Investment Company Risk:

The Fund may invest in securities of other investment companies, such as ETFs and BDCs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying or investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on securities exchanges and may not be traded extensively which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Convertible Securities Risk:

The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to a variety of risks, including investment risk, market risk, issuer risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, the market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Loan Risk:

Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Municipal Issuer Risk:

The Fund may invest in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

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Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Sector Risk:

A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other risks associated with such sector, industry, security or duration.

FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Returns for Class I Shares (% Per Calendar Year)

[Bar Chart to be added prior to 485(b) filing

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns (For the periods ended December 31, 2022)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares, once that share class is operational. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

	1 Year	Since Inception (June 27, 2018)
Class I Shares
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%

Bloomberg US Aggregate Index
(reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

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INVESTMENT ADVISER

BBH & Co., through a separately identifiable department, serves as the Fund’s investment adviser. The following co-portfolio managers are collectively responsible for the day-to-day management of the Fund:

Portfolio Managers

Name	BBH & Co. Title	Portfolio Manager of the Fund Since
Andrew P. Hofer	Managing Director	2018
Neil Hohmann	Managing Director	2018
Paul Kunz	Managing Director	2019

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary. Class N Shares are not available for purchase as of the date of this Prospectus.

Investment Minimums

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I
Initial Purchases	$5,000	$25,000
Subsequent Purchases	$1,000	$5,000

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary (such as a bank), a distributor and/or BBH & Co., as applicable, the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. The investment objective may be changed by the Board without a vote of the shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income and floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers instruments to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and foreign corporations, financial institutions, the U.S. Government, and government agencies and government guaranteed issuers; asset-backed securities consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities; and loan transactions. The Fund may purchase select municipal obligations, sovereign debt, and fixed income securities issued by corporations and governments in foreign countries, including in emerging markets, when the Investment Adviser believes that the additional returns available from these securities are attractive. The Fund may invest in money market instruments, repurchase agreements, commercial paper and for hedging purposes, derivative instruments, consisting of futures, swaps and options, to meet its investment objective. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, such as ETFs and BDCs. The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans and private placement securities, such as Rule 144A, Regulation S and Regulation D securities.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The Fund will seek to maintain an overall portfolio duration (sensitivity to changes in yields) that is consistent with the broad investment grade market through the use of securities held and U.S. Treasury futures. Under normal circumstances, the Fund is managed with the intention of maintaining an effective duration of between 80% - 120% of the effective duration of Bloomberg US Aggregate Index, which as of January 31, 2023 was approximately [   ] years. The Fund also targets, under normal circumstances, the following exposure limitations at the time of purchase: 95% of the Fund’s assets in instruments denominated in U.S. Dollars including securities issued by corporate or sovereign issuers domiciled outside of the U.S.; 75% or more of the Fund’s assets in instruments with an investment grade rating; 25% or less of the Fund’s assets in instruments rated “BB” (or equivalent) and below, which are commonly referred to as “junk bonds”; 10% or less of the Fund’s assets in corporate or sovereign debt of issuers domiciled in emerging markets (defined as an issuer in the JPMorgan Emerging Market Bond Index (“JPM EMBI”)); and 5% or less of the Fund’s assets in instruments rated “CCC” (or equivalent) and below. These limitations notwithstanding, the Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk-adjusted returns consistent with the Fund’s investment objective.

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The Investment Adviser determines whether an instrument is “attractively valued” using its own proprietary quantitative framework. If an investment’s excess total return potential declines, the Fund is likely to sell part of its position. Conversely, if the valuation becomes more attractive (typically from a price decline), the Fund is likely to increase the size of its investment. When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or Treasury instruments until it identifies another attractively valued investment. As one of several factors, embedded within the Investment Adviser’s overall approach is the consideration of ESG criteria that could be relevant to a company. The Investment Adviser defines ESG as a set of environmental, social and governance factors used to inform its view on the long-term sustainability of the obligors that are considered for investment. Depending on the ESG risks that the revenue generating activities of such obligors face, examples within the environmental factor include, but are not limited to, the obligor’s positioning to manage risks and opportunities related to carbon emissions; water stress; and toxic emissions and waste. Similarly, social considerations examples are: health and safety; privacy and data security; and community relations. Finally, governance matters comprise, illustratively, financial transparency; management structure; and ethics practices. A less favorable ESG profile may not preclude the Fund from investing in a company, as the consideration of these factors is not more influential than the consideration of other investment criteria.

Temporary Defensive Positions:

In response to adverse market, economic, political and other conditions, the Investment Adviser may make temporary investments for the Fund that are not consistent with its investment objective and principal investment strategies. Such investments may prevent the Fund from achieving its investment objective.

Mortgage-Backed and Asset-Backed Securities:

Mortgage-backed securities are collateralized by pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Asset-backed securities are collateralized by pools of obligations or assets. Most asset-backed securities involve pools of consumer or commercial debts with maturities of less than ten years. However, almost any type of asset may be used to create an asset-backed security. Asset-backed securities have prepayment risks. Mortgage and asset-backed securities may be structured as floaters, inverse floaters, interest only and principal only obligations.

Derivative Instruments:

Rather than investing directly in the securities in which the Fund invests, the Fund may use derivative instruments to gain or reduce exposure to market movements related to such securities, or to other risks such as interest rate or currency risk. Such derivative instruments primarily include futures, but may also include swaps and options contracts. Typically, the Fund will utilize derivative instruments as an extension of the Fund’s Investment Strategy by: (i) hedging the treasury duration of its investments back to target level, generally through use of treasury futures; (ii) gaining exposure to credits which the Investment Adviser believes to be attractively valued; (iii) trimming exposure to credits the Investment Adviser deems to be no longer attractively valued; and (iv) utilizing credit default or total return swaps to manage large inflows and outflows by maintaining the portfolio’s overall exposure while cash flow is processed and the portfolio is adjusted.

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The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Futures Contracts:

Common features of future contracts include: (1) standardized contract features; (2) traded on organized exchanges; and (3) limited maturity, usually 3 months. As the price of the underlying security changes day to day, the value of the future contract also changes. Both buyer and seller recognize this daily gain or loss by transferring the relative gain or loss to the other party. This is called “the daily margin” requirement. The use of futures gives the Investment Adviser flexibility in managing the investment risk of the Fund.

Loan Transactions:

Loan participation interests generally represent interests in bank loans made to corporations and may be secured or unsecured. Investments in loans through direct assignments and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. The Fund may enter into both loan participations and loan assignments on a forward commitment or “when-issued” basis, whereby the Fund would agree to purchase the participation or assignment at set terms in the future. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

Credit Quality:

The Fund will invest in 75% or more investment grade securities (rated Baa3/BBB- or better). The Investment Adviser may invest a portion of the assets of the Fund in fixed income securities rated below investment grade or, if unrated, determined by the Investment Adviser to be of comparable quality. Credit ratings for individual holdings are assigned by nationally recognized statistical rating organizations (“NRSRO”) such as Moody’s Investor Service (“Moody’s”) or Standard & Poor’s (“S&P”).

Variable and Floating Rate Instrument:

Variable and floating rate securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, a fund’s adviser may take into account normal settlement periods.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

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Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, fixed rate bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the NAV of the Fund. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-income securities, the value of variable and floating rate securities may decline if their interest rates (which typically reset only periodically) do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject the Fund to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline.

Many factors can cause interest rates to rise, including changes in central bank monetary policy and economic uncertainty. Given the current, historically low, interest rate environment, the risks associated with rising rates are heightened.

A rising rate environment may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

Maturity Risk:

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the Fund’s investments will affect the volatility of the Fund’s share price.

Credit Risk:

Credit risk refers to the likelihood that an issuer will default on interest or principal payments. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. For asset-backed securities and commercial mortgage-backed securities, there is risk that the impairment of the collateral underlying the security, such as non-payment of loans, will result in default on interest or principal payments. For loan transactions, there is risk that the borrower of the loan may, or will, default or become otherwise unable or unwilling to pay. Additionally, loans that have a lower priority in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Issuer Risk:

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Asset-Backed Securities Risk:

Investments in asset-backed securities are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. In addition, during periods of falling interest rates asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. A fund holding asset-backed securities may exhibit additional volatility during periods of fluctuating interest rates.

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Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Prepayment Risk:

The Fund’s investments are subject to the risk that when interest rates fall certain obligations will be prepaid and that the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayment tends to increase as borrowers are more likely to pay off debt and refinance at lower rates. During these periods, reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on assets that were prepaid.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate (pre-payment risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security (extension risk). Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Illiquid Investment Risk:

Illiquid investment risk exists when a particular instrument is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many restricted securities), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions, which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and Rule 144A, Regulation S and Regulation D securities may be illiquid.

Private Placement Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S and securities issued pursuant to Regulation D of the Securities Act of 1933, as amended (the “Securities Act”). Regulation S securities of U.S. and non-U.S. issuers are issued through private placements without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation D securities are issued pursuant to Regulation D of the Securities Act. Private placements are generally subject to strict restrictions on resale. Privately placed securities may not be listed on an exchange and may have no active trading market, and as such may be illiquid. The Fund may be unable to sell a private placement security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a private placement security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain private placement securities may involve a high degree of business and financial risk and may result in substantial losses.

Large Shareholder Risk:

The Fund’s shares may be owned by certain individuals and/or by investment advisers, including BBH & Co., or financial intermediaries that act as agent on behalf of their respective clients that make up a large percentage of the Fund’s shareholders. As a result, the Fund may experience large purchases or large redemptions on any business day. If the Fund receives a large purchase order, the Investment Adviser may not be able to invest the purchase amounts on a timely basis, which may have an adverse impact on the Fund’s performance. Conversely, if the Fund receives a large redemption order on any business day the Investment Adviser may be forced to sell portfolio securities at a disadvantageous price to meet the redemption requests, which may have an adverse impact on the Fund’s performance and may adversely impact remaining Fund shareholders.

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Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could offset investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as illiquid investment risk, interest rate risk, market risk, counterparty risk and credit risk. Counterparty risk is the risk that the derivative counterparty will not fulfill its contractual obligations. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Emerging Markets Risk:

Investments in the securities of emerging markets carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict the Fund’s investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Investment Company Risk:

The Fund may invest in securities of other investment companies, such as ETFs and BDCs. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company. The Fund is subject to the risks associated with the investment company’s investments. These risks may be similar to the risks of the Fund but may also vary wildly depending on the underlying investment strategy and objectives. ETF’s may be designed to track a particular index, if the performance of the underlying securities of the index goes down, the investment in the ETF may result in a loss. ETF shares are traded on various securities exchanges and the price may vary throughout a given trading day. ETF shares are traded on securities exchanges and may not be traded extensively which may result in larger differences between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Additionally, an ETF may trade at a price below its net asset value (also known as a discount) depending on the fund’s perceived value and market sentiment. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Convertible Securities Risk:

The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security. Investments in convertible securities are subject to variety of risks, including investment risk and interest rate risk. A rise in market interest rates may result in the value of a convertible security decreasing. Additionally, if an issuer is not able to pay interest or dividends when due, their market value of the security may change based on the issuer’s credit rating and the perception of the issuer’s creditworthiness. The potential for a convertible security to convert into the issuers underlying common stock subject the security to similar market and issuer risks that apply to the underlying common stock. Convertible securities may also be lower-rated securities as they may face higher levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Preferred Securities Risk:

The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt. Preferred securities of smaller companies may be more vulnerable to adverse developments than that of larger companies. Preferred securities may include certain aspects of both equity and fixed income securities, known as hybrid securities, and may also have different features from those of traditional preferred securities described above. Preferred securities that are hybrid securities possess various features of both debt and traditional preferred securities and as such, they may constitute senior debt, junior debt or preferred shares in an issuer’s capital structure. Unlike traditional preferred securities, hybrid securities may not be subordinate to a company’s debt securities.

Investment in Other Investment Companies Risk:

Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The shares of an investment company that trade on an exchange (for example, an ETF) may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance.

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Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Loan Risk:

Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when such company’s financial condition makes it unlikely that such additional funding commitments will be repaid). Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Municipal Issuer Risk:

The Fund may invest in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

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Repurchase Agreement Risk:

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money. The ability of non-U.S. counterparties to perform may be negatively impacted by foreign political or economic factors or developments not present domestically.

Sector Risk:

The Fund has flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk-adjusted returns consistent with the Fund’s investment objective. A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other risks associated with such sector, industry, security or duration. Financial sector securities are subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general supervision of the Fund’s Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH & Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2022, BBH & Co. managed total assets of approximately $[    ] billion, $[   ] million of which represented total net assets in the Fund.

In addition to a continuous investment program, BBH & Co. serves as the Fund’s administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Fund paid the Investment Adviser 0.40% of the Fund’s average daily net assets. A discussion of the Board’s most recent approval of the Fund’s investment advisory contract will be available in the Fund’s Semi-Annual Report for the period ending April 30, 2023.

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The Investment Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for both Class N Shares and Class I Shares to [   ]% and [   ]%, respectively, through March 1, 2024 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board.

Portfolio Managers

Andrew P. Hofer, Neil Hohmann and Paul Kunz serve as co-portfolio managers to the Fund and are collectively responsible for managing the Fund’s assets on a day-to-day basis, as well as BBH & Co.’s Core Fixed Income Strategy.

Andrew Hofer is a Managing Director of BBH & Co. with 35 years of combined industry and investment experience. Mr. Hofer holds a BA from Yale University and an MIA from the Columbia School of International and Public Affairs. He joined BBH & Co. in 1988. Mr. Hofer has served as a Managing Director since January 2000.

Neil Hohmann is a Managing Director of BBH & Co. with 26 years of investment experience. Mr. Hohmann holds a BA from Yale University and a PhD in Economics from the University of Chicago. He joined BBH & Co. in 2006. Mr. Hohmann served as a Senior Vice President from 2010 to 2017. Mr. Hohmann has served as a Managing Director since January 2018.

Paul Kunz is a Managing Director of BBH & Co. with 26 years of investment experience. He holds a BS from Villanova University, a JD from St. John’s University School of Law and an LLM from New York University School of Law. He joined BBH & Co. in 2013. Mr. Kunz served as a Senior Vice President from 2013 to 2021. Mr. Kunz has served as a Managing Director since January 2022.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, management of other accounts and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund’s net asset value per share (“NAV”) is normally determined once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. The determination of the Fund’s NAV is made by subtracting from the value of the total net assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

The Fund may invest a portion of its assets in securities that are primarily listed on foreign exchanges, or that trade on weekends or on other days when the Fund does not price its shares. As a result, the underlying value of the Fund’s portfolio may change on days when the Fund’s not open for business and not available for purchase or redemption of Fund shares.

The Fund has a valuation policy, which requires each security to be valued as of the close of the NYSE normally at 4:00 p.m., Eastern Time, each Business Day when determining the Fund’s NAV. The valuation policy further requires that if market quotations are unavailable or available but considered unreliable, then that security price should be overridden and fair valuation price be determined and used.

The Fund generally values fixed income securities according to prices furnished by brokers and dealers or an independent pricing service using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from pricing services may be based on, among other things, information provided by market markers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics, Fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair value.

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Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, the assets are valued at fair value in accordance with procedures approved by the Board. The Board has delegated to the Investment Adviser the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, pricing services prices, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the markets on which the securities trade are not open for trading for the entire day and no other market price is available. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

Revenue Sharing

BBH & Co. may make payments for marketing, promotional or related services provided by Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Fund), and may be in addition to any shareholder servicing payments that are paid by the shareholder servicing agent to the Financial Intermediaries. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Description of Share Classes

The Fund offers Class N Shares and Class I Shares through this Prospectus, each representing interests in a single portfolio of securities. Class N Shares and Class I Shares have different operating expenses which affect their performance. Neither Class N Shares nor Class I Shares convert to any other class of shares of the Fund. As of the date of this Prospectus, Class N Shares are not operational.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the NAV next determined after the Fund receives the purchase order in good order. Generally, a purchase order is considered to be in good order when the purchase payment is converted to federal funds. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. An investor may place purchase orders for Fund shares directly through the Transfer Agent. Such orders will be priced at the NAV next calculated after the Fund receives payment, through the Transfer Agent, in good order and that payment has been converted into federal funds. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for regular trading. Such orders are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

In addition to being able to buy and sell Fund shares directly through the Transfer Agent, investors may also buy or sell shares of the Fund through accounts with a Financial Intermediary that is authorized to place trades in Fund shares for their customers. Such shares are held in the Financial Intermediary’s name on behalf of that customer pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

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Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Investment Minimums*

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I**
Initial Purchases	$5,000	$25,000
Subsequent Purchases	$1,000	$5,000

*	The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers. The Fund may waive the initial and subsequent investment minimums for purchases by financial intermediaries.
**	The Fund has waived the investment minimums for all BBH & Co. Partners, employees, Fund Trustees and their respective family members, who wish to invest in the Fund’s Class I Shares.

Redemption of Shares

The Fund prices a redemption at the NAV next calculated after the Fund receives the request in good order. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for a regular day of trading. Under normal market conditions, redemption requests received in good order by 4:00 p.m. Eastern Time on any Business Day will be executed at that day’s NAV. Orders accepted after 4:00 p.m. will be executed at the next day’s NAV. Redemption requests accepted before 4:00 p.m. Eastern Time on any Business Day will typically be paid by the Business Day following the date on which the redemption request was accepted. Redemption requests will be paid by federal funds wire transfer to the shareholder’s designated account. In order to meet the redemption request, the Fund typically expects to use available cash (or cash equivalents) or by selling portfolio securities. These methods may be used during both normal and stressed market conditions. While the Fund typically makes payments of redemption requests in cash, it has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities when it deems appropriate.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is received in good order.

Redemption Fee

Fund shares that are redeemed within 30 days from the date of purchase will be subject to a redemption fee of 1.00% of the total redemption proceeds. The 30-day period shall commence on the next business day following the date your purchase order is received in good order by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

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Redemptions by the Fund

The Fund has established a minimum account size of $5,000 for Class N Shares and $25,000 for Class I Shares, which may be changed from time to time in its discretion. Except in circumstances where the minimum account size has been changed or waived, if the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of a security or securities from the Fund’s portfolio (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Additionally, securities received through an in-kind redemption may be subject to market risk until such time as you can dispose of the securities. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less. In the event that the Fund meets a redemption request through a distribution in-kind, the Fund will analyze a variety of factors when selecting securities, including, but not limited to, tax implications, liquidity implications, portfolio transaction costs, fees and other costs associated with the transaction. The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund shares in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time the NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. The Board has not adopted any specific numerical restrictions on purchases and sales of Fund shares because certain legitimate strategies will not result in harm to the Fund or shareholders. The Fund monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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The Investment Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund shares. If your purchase or exchange order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund declares dividends daily, and distributes net investment income monthly and net realized gains, if any, annually. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid federal income or excise tax. The Fund expects distributions to be primarily from income.

Shares normally begin to earn dividends on the business day after a purchase transaction is received in good order by the Fund’s transfer agent. Shares earn dividends through the date of a redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same payment. When you redeem only a portion of your shares, all dividends accrued on those shares will be paid on the next dividend payment date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which are subject to change. Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell Fund shares.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Distributions you receive from the Fund will generally be subject to federal income tax, and any state or local income taxes, whether or not you reinvest them in additional shares. Income distributions are generally taxable as ordinary income.

Any distributions of net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions from the Fund’s net short-term capital gains are taxable as ordinary income. The Fund does not expect a substantial portion of distributions to be treated as qualified dividend income, which is taxable to non-corporate shareholders at reduced rates, or to be eligible for the dividends received deduction for corporate shareholders.

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A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries. If certain requirements are met, the Fund may be eligible to make an election enabling shareholders to claim foreign tax credits or deductions, subject to certain limitations, with respect to certain taxes paid by the Fund. If the Fund makes the election, each shareholder will be required to include in income a share of those taxes and will treat that share of those taxes as though it had been paid directly by the shareholder. The shareholder may then either deduct the taxes deemed paid by it in computing its taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it was received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a dividend or other distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Each sale or redemption of Fund shares may be a taxable event. The gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on ordinary dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

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If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends. The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

V.FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help an investor understand the financial performance of Fund’s Class I Shares for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Selected per share data and ratios for a Class I share outstanding throughout each period.

[To be included in 485(b) filing]

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Prospectus

[   ]

BBH Intermediate Municipal Bond Fund

Class N Shares (Ticker BBINX)

Class I Shares (Ticker BBIIX)

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or any state securities commission, nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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I.BBH INTERMEDIATE MUNICIPAL BOND FUND SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the BBH Intermediate Municipal Bond Fund (the “Fund”) is to protect investor's capital and generate attractive risk-adjusted returns.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N Shares and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees

(Fees paid directly from your investment)

	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	1.00%	1.00%
Exchange Fee	None	None

(Expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fees	[ ]%	[ ]%
Shareholder Service Fee	[ ]%	[ ]%
Distribution (12b-1) Fees	None	None
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less Fee Waiver/Expense Reimbursement*	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[ ]%	[ ]%

*	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.65% for Class N Shares and 0.50% for Class I Shares through March 1, 2024 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class I Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [   ]% of the average value of its portfolio. Excluding variable rate demand notes, during the Fund's most recent fiscal year, the Fund's portfolio turnover rate was [    ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by the investment adviser. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax). There can be no assurance that the Fund will achieve its investment objective.

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer’s ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities. The Fund may invest up to 15% of the market value of its total assets in securities that may be purchased on a when-issued or delayed delivery basis.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the Investment Adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, its agencies and guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund expects the portfolio’s dollar weighted average maturity to be between 3 and 10 years.

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The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to hedge its investments or to seek to enhance returns.

The Fund will not invest 25% or more of total assets in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of airport facilities or healthcare providers). For purposes of this policy, securities of the U.S. Government, its agencies, or instrumentalities and municipal obligations backed by the credit of governmental entities are not subject to this 25% limit. The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for certain investment in the portfolio. ESG factors may include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities (i.e., when interest rates increase, bond prices fall). Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) to fall which could result in a decrease of the net asset value (“NAV”) of the Fund. Changes in the yield curve will impact the Fund’s investments. For example, when transitioning to recession, yields on shorter term securities tend to fall faster than the yields on longer term securities. When transitioning to expansion, yields on longer term bonds tend to rise less quickly that yields on shorter term securities. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A potential increase in interest rates may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts, swaps and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

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Illiquid Investment Risk:

Illiquid investment risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Municipal Issuer Risk:

The Fund invests principally in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

Municipal Revenue Sector Risk:

The Fund will not invest 25% or more of its total assets in any one municipal revenue sector relating to bonds backed by revenues from similar types of projects (such as those relating to higher education, healthcare, housing, airports or utilities) or with other similar economic, business, or political characteristics. However, as the Fund’s exposure to such similar projects increases, the Fund will also become more sensitive to adverse economic, business or political developments relevant to these projects.

Geographic Risk:

From time to time the Fund may have a significant position in municipal securities whose issuers are located in a particular state. Under these circumstances, changes in the economic conditions in that state are likely to affect the Fund’s investments and performance.

Taxation Risk:

The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds such as the Fund have certain risks if the bonds were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the bond offering. While the Fund endeavors to purchase only bona fide tax-exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders. In this case, the Fund might be required to send to you and file with the IRS information returns for prior calendar years reclassifying some of its exempt-interest dividends as taxable dividends.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from regular income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of any Fund taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends. Additionally, the Fund is generally not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

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When-Issued and Delayed Delivery Securities Risk:

The fund will not invest more than 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments, in securities that have an extended settlement, including when-issued and delayed delivery securities. Between the transaction date and the delivery date, the price of the securities is subject to market fluctuations and may rise or fall depending on market conditions, additionally no interest will accrue until the securities are delivered. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss.

Large Shareholder Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

FUND PERFORMANCE

The following bar chart and table are designed to give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N Shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

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Total Return for Class N Shares (% Per Calendar Year)

[Bar Chart to be added in 485(b) filing]

Highest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]
Lowest Performing Quarter:	[ ]% in [ ] quarter of 20[ ]

Average Annual Total Returns

(For the periods ended December 31, 2022)

The Fund's performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

	1 Year	5 Years	Since Inception (4/1/2014)
Class N Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
Class I Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%
Barclays Capital Municipal Bond 1-15 Year Blend Index
(reflects no deduction of fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

INVESTMENT ADVISER

Brown Brothers Harriman & Co. (“BBH & Co.”), through a separately identifiable department, serves as the Fund’s investment adviser. The following individual is responsible for the day-to-day management of the Fund.

Portfolio Manager

Name	BBH & Co. Title	Portfolio Manager of the Fund Since
Gregory S. Steier	Managing Director	2014

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PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange (“NYSE”) is open). Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request to the Fund’s transfer agent, ALPS Fund Services, Inc. (“Transfer Agent”). If shares are held by a bank, broker or other financial intermediary with which the Fund or its shareholder servicing agent has contracted (“Financial Intermediary”) on behalf of such shareholder, then shareholders must redeem shares through such Financial Intermediary.

Investment Minimums

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I
Initial Purchases	$5,000	$50,000
Subsequent Purchases	$ 500	$ 5,000

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TAX INFORMATION

The Fund intends to make distributions that are exempt from regular federal income tax. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income, capital gains, or a combination of the two.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a Financial Intermediary, BBH & Co. may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

II. INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. The investment objective may be changed by the Board without a vote of shareholders. There can be no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by applying bottom-up fundamental analysis and investing in a long-term, tax-aware manner. The Fund aims to implement the strategy by investing primarily in a diversified portfolio of investment grade municipal bonds rated in the four highest credit ratings categories (AAA to BBB, or equivalent) at the time of purchase by at least one nationally recognized credit rating agency, or, if unrated, deemed to be of comparable quality by the Investment Adviser. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax). There can be no assurance that the Fund will achieve its investment objective.

The Fund may invest in fixed-, variable- or floating-rate municipal securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. These may include general obligation bonds, which typically are backed by the issuer’s ability to levy taxes, and revenue bonds, which typically are backed by a stream of revenue from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal securities also include auction rate municipal securities. The Fund may invest up to 15% of the market value of its total assets in securities that may be purchased on a when issued or delayed delivery basis.

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As one of several factors, embedded within the Investment Adviser’s overall approach is the consideration of ESG criteria that could be relevant to a company. The Investment Adviser defines ESG as a set of environmental, social and governance factors used to inform its view on the long-term sustainability and creditworthiness of obligors that are considered for investment. The Investment Adviser defines ESG as a set of environmental, social and governance factors that are considered when evaluating the creditworthiness of an obligor. Examples within the environmental factor include, but are not limited to, an obligor’s carbon footprint or resiliency after a natural disaster. Similarly, social considerations examples may include an obligor’s labor relations and tax policies and affordability. Finally, governance matters may comprise, the consideration of an obligor’s quality and timeliness of disclosures, long-term planning or governmental practices. A less favorable ESG profile may not preclude the Fund from investing in a bond of an obligor, as the consideration of ESG factors is not more influential than the consideration of other investment criteria.

The Fund may also invest up to 20% of its total assets in securities that are not municipal securities, if, in the opinion of the Investment Adviser, these securities will enhance after-tax returns for Fund investors. Non-municipal securities investments may include notes and bonds issued by domestic and foreign corporations and financial institutions and the U.S. Government, U.S. Government agencies and U.S. Government-guaranteed issuers. In addition, the Fund may purchase asset-backed securities, mortgage backed securities, auction rate securities and other sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Under normal circumstances, the Fund expects the portfolio’s dollar weighted average maturity to be between 3 and 10 years.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to hedge its investments or to seek to enhance returns.

The Fund will not invest 25% or more of its total assets in any one municipal revenue sector relating to bonds backed by revenues from similar types of projects (such as those relating to higher education, healthcare, housing, airports or utilities) or with other similar economic, business or political characteristics. For purposes of this policy, securities of the U.S. Government, its agencies, or instrumentalities and municipal obligations backed by the credit of governmental entities are not subject to this 25% limit. The Fund may invest more than 25% of its total assets in municipal securities whose issuers are located in any one state.

For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies. Generally, the Fund would invest in short-term municipal securities, but could also invest in U.S. Government securities or highly-rated corporate debt securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. The income from some temporary defensive investments may not be tax-exempt, and therefore to the extent the Fund invests in these securities, it might not achieve its investment objective.

PRINCIPAL RISKS OF THE FUND

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.

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Investment Risk:

As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. The Fund should not be relied upon as a complete investment program.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. For example, since December 2019, a novel strain of coronavirus has spread globally, which resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. As the extent of the impact on global markets from the coronavirus is difficult to predict, the extent to which the coronavirus may negatively affect the Fund’s performance or the duration of any potential business disruption is uncertain. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of the coronavirus and the actions taken by authorities and other entities to contain the coronavirus or treat its impact.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. The Fund’s investments in bonds and other fixed income securities will change in value in response to fluctuations in interest rates. In general, bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, (i.e., when interest rates increase, bond prices fall). As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Changes in the yield curve will impact the Fund’s investments. For example, when transitioning to recession, yields on shorter term securities tend to fall faster than the yields on longer term securities. When transitioning to expansion, yields on longer term bonds tend to rise less quickly that yields on shorter term securities. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s fixed income investments may be subject to heightened risk associated with rising interest rates given the current historically low interest rate environment.

A potential increase in interest rates may also result in periods of volatility and increased redemptions. As a result of increased redemptions, the Fund may have to liquidate fixed income securities at disadvantageous prices and times, or at a loss, which could adversely affect the performance of the Fund. While the Fund may use futures contracts and futures options to hedge against anticipated changes in interest rates, there can be no guarantee that the Fund will be able to successfully hedge interest rate exposures.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The weighted average duration of the portfolio is expected to be between 3 and 7 years.

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Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their dollar weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the Fund.

Illiquid Investment Risk:

Illiquid investment risk exists when a particular instrument is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many restricted securities), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Credit Risk:

Credit risk refers to the likelihood that an issuer will default on interest or principal payments. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due. The Fund cannot collect interest and principal payments on a security or instrument if the issuer defaults. While the Fund attempts to limit credit exposure in a manner consistent with its investment objective, the value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments. In addition to the possibility of an issuer being in default, the issuer may request an extension on the maturity of a security. In instances in which the maturity of a security is extended, the value of the security may decline.

Municipal Issuer Risk:

The Fund invests principally in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Municipal Revenue Sector Risk:

The Fund will not invest 25% or more of its total assets in any one municipal revenue sector relating to bonds backed by revenues from similar types of projects (such as those relating to higher education, healthcare, housing, airports or utilities) or with other similar economic, business, or political characteristics. However, as the Fund’s exposure to such similar projects increases, the Fund will also become more sensitive to adverse economic, business or political developments relevant to these projects.

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Geographic Risk:

From time to time the Fund may have a significant position in municipal securities whose issuers are located in a particular state. Under these circumstances, changes in the economic conditions in that state are likely to affect the Fund’s investments and performance.

Taxation Risk:

The IRS has announced that holders of tax-exempt bonds such as the Fund have certain risks if the bonds were issued in connection with abusive transactions, refinancing irregularities, or the misuse of proceeds from the bond offering. While the Fund endeavors to purchase only bona fide tax-exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders. In this case, the Fund might be required to send to you and file with the IRS information returns for prior calendar years reclassifying some of its exempt-interest dividends as taxable dividends.

To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from regular income tax as of the close of each quarter of the Fund’s taxable year. If the proportion of taxable investments held by the Fund exceeds 50% of the Fund’s total assets as of the close of any quarter of any Fund taxable year, the Fund will not for that taxable year satisfy the general eligibility test that otherwise permits it to pay exempt-interest dividends. Additionally, the Fund is generally not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

When-Issued and Delayed Delivery Securities Risk:

The fund will not invest more than 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments, in securities that have an extended settlement, including when-issued and delayed delivery securities. The Fund will commit to purchasing these securities but delivery of and payment for the securities may take place a month or more after the transaction date. Between the transaction date and the delivery date, the price of the securities is subject to market fluctuations and may rise or fall depending on market conditions, additionally no interest will accrue until the securities are delivered. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. At the time of acquisition, when-issued or delayed delivery securities may be valued at less than the purchase price. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive a less favorable price or yield, or may suffer a loss.

Large Shareholder Risk:

From time to time, an investment adviser, including BBH & Co., may allocate a portion of the assets of its discretionary clients to the Fund. There is a risk that if a large percentage of Fund shareholders consists of such investment adviser’s discretionary clients, asset allocation decisions, particularly large redemptions, may adversely impact remaining Fund shareholders.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

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Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Derivatives Risk:

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as illiquid investment risk, interest rate risk, market risk, counterparty risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co. or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.

PORTFOLIO HOLDINGS

Information concerning the Fund’s portfolio holdings is available on the Fund’s website at www.bbhfunds.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

III. MANAGEMENT OF THE FUND

BBH & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to the Fund through a separately identifiable department. The Investment Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Subject to the general supervision of the Board, the Investment Adviser makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund’s portfolio of investments. BBH & Co. provides a broad range of investment management services for customers in the United States and abroad. As of December 31, 2022, BBH & Co. managed total assets of approximately $[ ] billion, $[ ] million of which represented total net assets in the Fund.

In addition to a continuous investment program, BBH & Co. serves as the Fund’s administrator, which provides administrative services to the Fund, such as shareholder communications and tax services.

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Investment Advisory and Administrative Fee

For investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses. For the most recent fiscal year, the Fund, after expense waivers and reimbursements, paid the Investment Adviser [   ]% of the Fund’s average daily net assets. A discussion of the Board’s most recent approval of the Fund’s investment advisory contract will be available in the Fund’s Semi-Annual Report for the period ending April 30, 2023.

The Investment Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund to 0.65% for Class N Shares and 0.50% for Class I Shares through March 1, 2024. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board.

Portfolio Manager

Gregory S. Steier serves as the portfolio manager of the Fund.

Gregory S. Steier is a Managing Director of BBH & Co. with 31 years of combined industry and investment experience. Mr. Steier holds a BS and an MBA from New York University. He joined BBH & Co. in 1992 and has served as a Managing Director since 2007.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, management of other accounts and ownership of shares of the Fund.

IV. SHAREHOLDER INFORMATION

Fund Valuation Policies

The Fund’s NAV is normally determined once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

The determination of the Fund’s NAV is made by subtracting from the value of the total assets of a share class the amount of liabilities attributable to that class and dividing the difference by the number of shares outstanding of that class at the time the determination is made. The value of the Fund’s portfolio may change on days when the Fund is not open for business and not available for purchase or redemption of Fund shares.

The Fund has a valuation policy which requires that if market quotations are unavailable or available but considered unreliable, then that security price should be overridden and fair valuation price be determined and used.

The Fund generally values fixed income securities according to prices furnished by brokers and dealers or an independent pricing service using date reflecting the earlier closing of the principal markets for those securities. Prices obtained from pricing services may be based on, among other things, information provided by market markers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with procedures approved by the Board. The Board has delegated to the Investment Adviser the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value.

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Description of Share Classes

The Fund offers Class N Shares and Class I Shares through this Prospectus, each representing interests in a single portfolio of securities. Class N Shares and Class I Shares have different operating expenses which may affect their performance. Neither Class N Shares nor Class I Shares automatically convert to any other class of shares of the Fund.

Revenue Sharing

BBH & Co. may make payments for marketing, promotional or related services provided by Financial Intermediaries that sell shares of the Fund. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Fund), and may be in addition to any shareholder servicing payments that are paid by shareholder servicing agents to Financial Intermediaries. In some circumstances, such payments may create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to potential shareholders instead of recommending shares offered by competing investment companies.

Contact your Financial Intermediary for details about revenue sharing payments.

Account Transactions

Purchase of Shares

The Fund offers its shares on a continuous basis at the current NAV without a sales charge. Investors may purchase shares on any day the Fund’s NAV is calculated. The Fund executes purchases of its shares at the NAV next determined after the Fund receives the purchase order in good order. Generally, a purchase order is considered to be in good order when the purchase payment is converted to federal funds. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept.

An investor may place purchase orders for Fund shares directly through the Transfer Agent or through a Financial Intermediary. Such orders will be priced at the NAV next calculated after the Fund receives the payment, through the Transfer Agent, in good order. Such orders that are placed directly through the Transfer Agent are held directly in the investor’s name on the books of the Fund and the investor is responsible for arranging for payment of the purchase price of Fund shares.

Those investors who buy shares of the Fund through a Financial Intermediary that is authorized to place trades in Fund shares for their customers will have such shares held in the Financial Intermediary’s name pursuant to arrangements made with that customer. Each Financial Intermediary arranges payment for Fund shares on behalf of its customers and may charge a transaction fee payable to the Financial Intermediary on the purchase of Fund shares.

Shares of the Fund have not been registered for sale outside the U.S. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Investment Minimums*

Minimum initial and subsequent purchase amounts vary.

	Class N	Class I**
Initial Purchases	$5,000	$50,000
Subsequent Purchases	$ 500	$ 5,000

*	The Fund may change these investment minimums from time to time. A Financial Intermediary may also establish and amend, from time to time, minimum initial and/or subsequent purchase requirements for its customers. The Fund may waive the initial and subsequent investment minimums for purchases by financial intermediaries.
**	The Fund has waived the investment minimums for all BBH & Co. Partners, employees, Fund Trustees and their respective family members, who wish to invest in the Fund’s Class I Shares.

Redemption of Shares

The Fund prices a redemption at the NAV next calculated after the Fund receives the request in good order. The Fund normally determines the Fund’s NAV daily at 4:00 p.m. Eastern Time on each day that the equity markets of the NYSE are open for a regular day of trading. Under normal market conditions, redemption requests received in good order by 4:00 p.m. Eastern Time on any Business Day will be executed at that day’s NAV. Orders accepted after 4:00 p.m. will be executed at the next day’s NAV. Redemption requests accepted before 4:00 p.m. Eastern Time on any Business Day will typically be paid on the Business Day following the date on which the redemption request was received in good order. Redemption requests will be paid by federal funds wire transfer to the shareholder’s designated account. In order to meet the redemption request, the Fund typically expects to use available cash (or cash equivalents) or to sell portfolio securities. These methods may be used during both normal and stressed market conditions.

17

While the Fund typically makes payments of redemption requests in cash, it has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities when it deems appropriate.

How to Redeem Fund Shares

Shareholders must redeem shares held by a Financial Intermediary through that Financial Intermediary and follow the Financial Intermediary’s procedures for redeeming Fund shares. For more information about how to redeem shares through a Financial Intermediary, contact the Financial Intermediary directly.

Shareholders may redeem shares held directly with the Fund by submitting a redemption request to the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to the shareholder generally on the next Business Day after the redemption request is received in good order.

Redemption Fee

Fund shares that are redeemed within 30 days from that date of purchase will be subject to a redemption fee of 1.00% of the total redemption proceeds. The 30-day period shall commence on the next business day following the date your purchase order is received in good order by the Fund and shall apply to any redemption made on or before the 30th day from that date. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors. For purposes of determining whether the redemption fee applies, shares held the longest will be redeemed first. See “Frequent Trading Policy” below for more information.

The Fund may sell shares to some banks or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions in certain circumstances. For more information on the waiver of the redemption fee, see “Purchases and Redemptions” in the Fund’s SAI.

Redemptions by the Fund

The Fund has established a minimum account size of $5,000 for Class N Shares and $50,000 for Class I Shares, which may be changed from time to time in its discretion. Except in circumstances where the minimum account size has been changed or waived, if the value of an account held directly with the Fund falls below the minimum account size because of a redemption of shares, the Fund reserves the right to redeem the shareholder’s remaining shares. If such remaining shares are to be redeemed, the Fund will notify the shareholder and will allow the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. In the event that the Fund meets a redemption request through a distribution in-kind, the Fund will analyze a variety of factors when selecting securities, including, but not limited to, tax implications, liquidity implications, portfolio transaction costs, fees and other costs associated with the transaction.

Each Financial Intermediary may establish its own minimum account requirements for its customers, which may be lower than those established for accounts held with the Fund.

Further Redemption Information

Redemptions of shares result in taxable events for a shareholder who may realize a gain or a loss.

The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of a security or securities from the Fund’s portfolio (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash. Additionally, securities received through an in-kind redemption may be subject to market risk until such time as you can dispose of the securities. The Fund does not expect to make in-kind distributions, but if it does, the Fund will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1.00% of the Fund’s net assets, whichever is less.

The Fund may suspend a shareholder’s right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable laws may permit.

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Frequent Trading Policy

Frequent or short-term trading into and out of the Fund, or time-zone arbitrage (i.e., the purchase and sale of Fund securities in order to profit from price discrepancies between the time the price of the portfolio security is determined and the time the Fund’s NAV is computed), can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time the NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s shares. As described above, the Fund imposes a 1.00% fee on redemptions of Fund shares made within 30 days from the date of purchase. The Fund also monitors trading in Fund shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor and a Financial Intermediary will contain representations concerning the Financial Intermediary’s policies and procedures to monitor, deter and report instances of market timing.

No matter how the Fund defines its limits on frequent trading of Fund shares, other purchases and sales of Fund shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund’s portfolio and its performance.

Redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Investment Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases of Fund shares. If your purchase order is rejected, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you may suffer.

Dividends and Distributions

The Fund declares dividends daily, distributes net investment income monthly and net realized gains, if any, annually. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid federal income or excise tax. The Fund expects distributions to be primarily from income.

Shares normally begin to earn dividends on the business day payment is received in good order by the Fund’s transfer agent. Shares earn dividends through the date of a redemption. Shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Unless a shareholder whose shares are held directly in the shareholder’s name on the books of the Fund elects to have dividends and capital gains distributions paid in cash, the Fund automatically reinvests dividends and capital gains distributions in additional Fund shares without reference to the minimum subsequent purchase requirement. There are no sales charges for the reinvestment of dividends.

Each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends and capital gains distributions in additional Fund shares.

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Taxes

Please consult your personal tax adviser regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its taxable shareholders. This summary is based on current tax laws, which are subject to change.

The Fund has elected and intends to qualify each year for the special tax treatment afforded to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund maintains its qualification as a RIC and meets certain minimum distribution requirements, then the Fund is generally not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the Fund fails to qualify as a RIC or to meet minimum distribution requirements it would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. Dividends paid by the Fund that are derived from interest earned on qualifying tax-exempt obligations will generally be reported as “exempt-interest dividends”, which shareholders may exclude from their gross income for regular federal income tax purposes. In order to pay tax-exempt interest dividends to shareholders, the Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax. Some exempt-interest dividends may be subject to the alternative minimum tax applicable to non-corporate shareholders. The Fund may at times buy tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be taxable as ordinary income when it is distributed to you. The Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for the Fund to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

Distributions to shareholders of net investment income received by the Fund from taxable investments, if any, including temporary taxable investments, will be taxable to shareholders as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) are taxable as long-term capital gains, regardless of how long you have owned your shares. Distributions of short-term capital gains are taxable as ordinary income. Since the Fund’s income is derived from sources that do not pay dividends, it is not expected that any portion of the dividends paid by the fund will qualify for the dividends received deduction available to corporate shareholders or as “qualified dividend income” taxable to non-corporate shareholders at reduced rates.

The Fund (or its administrative agent) will report to shareholders annually the U.S. federal income tax status of all Fund distributions.

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest it receives from sources in foreign countries.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains are generally taken into account in computing a shareholder’s net investment income, but exempt-interest dividends are not taken into account.

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In general, your distributions are subject to federal income tax for the year in which they are paid. However, if the Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, shareholders will be taxed on the dividend as if it was received in the year in which it was declared.

You may want to avoid buying shares when the Fund is about to declare a taxable distribution because such dividend or other distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits.

Each sale or redemption of Fund shares may be a taxable event. The gain or loss on the sale or redemption of the Fund’s shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or a long-term capital gain or loss if you held the shares for longer than 12 months. Any loss recognized by you on the sale or redemption of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with regards to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions to you of long-term capital gain with respect to such shares. The ability to deduct capital losses may be limited.

If you are neither a citizen nor a resident of the United States, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty) on taxable dividends and other payments that are subject to such withholding. The 30% withholding tax will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, distributions and dividends (including exempt-interest dividends). The backup withholding rate is 24%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

The tax treatment of the Fund and its shareholders residing in those states and local jurisdictions that have income tax laws might differ from the treatment under federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their personal tax advisors regarding any state or local taxes.

For additional information regarding taxes, please refer to the SAI.

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V. FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help an investor understand the financial performance of the Fund’s Class N Shares and Class I Shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Selected per share data and ratios for a Class N share outstanding throughout each year.

Selected per share data and ratios for a Class I share outstanding throughout each year.

[To be included in 485(b) filing]

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More information on the Fund is available free upon request, including the following:

Annual/Semi-Annual Report

The Fund’s annual and semi-annual reports to shareholders provide the Fund’s investments, performance and list portfolio holdings. The Fund’s annual report contains a letter from the Fund’s Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance during its last fiscal year.

To reduce expenses, we mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-800-575-1265 or if your shares are held through a financial institution please contact them directly. We will typically send you individual copies within three business days after receiving your request.

Statement of Additional Information

The SAI provides more details about the Fund and its policies and information on the Fund’s non-principal investment strategies. A current SAI is on file with the SEC and is incorporated by reference (and is legally considered part of this Prospectus).

To obtain the SAI, Annual Report and Semi-Annual Report without charge:

By telephone:	Call 1-800-575-1265
By mail write to the Fund’s	Brown Brothers Harriman & Co.
shareholder servicing agent:	140 Broadway
New York, New York 10005
By e-mail send your request to:	bbhfunds@bbh.com

On the Internet:

Certain Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from Fund’s website at: http://www.bbhfunds.com

To obtain other information or to make other shareholder inquiries:

By telephone:	Call 1-800-575-1265
By e-mail send your request to:	bbhfunds@bbh.com

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21829

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STATEMENT OF ADDITIONAL INFORMATION

BBH TRUST

140 Broadway

New York, New York 10005

[   ]

BBH Select Series – Large Cap Fund	Class I Shares (Ticker BBLIX) Retail Class Shares (Ticker BBLRX)

BBH Select Series – Mid Cap Fund	Class I Shares (Ticker BBMIX) Retail Class Shares (Ticker BBMRX)*

BBH Partner Fund – International Equity	Class I Shares (Ticker BBHLX)

BBH Partner Fund – Small Cap Equity	Class I Shares (Ticker BBHSX)

BBH Limited Duration Fund	Class N Shares (Ticker BBBMX) Class I Shares (Ticker BBBIX)

BBH Income Fund	Class N Shares (Ticker BBNNX)* Class I Shares (Ticker BBNIX)

BBH Intermediate Municipal Bond Fund	Class N Shares (Ticker BBINX) Class I Shares (Ticker BBIIX)

BBH U.S. Government Money Market Fund	Institutional Shares (Ticker BBSXX)

This Statement of Additional Information (“SAI”) is not a prospectus and supplements the information contained in the prospectuses dated March 1, 2022, as amended from time to time (each, a “Prospectus” and collectively, the “Prospectuses”), of BBH Trust (“Trust”) with respect to each of the Trust’s series listed above (each, a “Fund” and collectively, the “Funds”) and should be read in conjunction with the Prospectuses. Each Fund’s most recent audited financial statements are contained in the Fund’s 2022 annual report to shareholders and are incorporated by reference into this SAI. You may obtain a Fund’s Prospectus and annual reports without charge by calling 1-800-575-1265 or by visiting the Funds’ website at www.bbhfunds.com.

* As of the date of the SAI, these share classes are not operational.

THE TRUST

The Trust, and each series thereof, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is a Delaware statutory trust organized on October 28, 2005.

The Trust has a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH & Co.”) through a separately identifiable department (“SID” or the “Investment Adviser”). The SID is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser as the term is defined under the Investment Advisers Act of 1940, as amended (“Advisers Act”), and provides investment advice to registered mutual funds. The SID also provides administrative services to each Fund. For the BBH Partner Fund - International Equity, the Investment Adviser has entered into a sub-advisory agreement with Select Equity Group, L.P. (“Select Equity Group”) (“SEG Sub-Advisory Agreement”), pursuant to which the Select Equity Group acts as sub-adviser for the Fund. For the BBH Partner Fund – Small Cap Equity, the Investment Adviser has entered into a sub-advisory agreement with Bares Capital Management, Inc. (“Bares” and together with Select Equity Group, each a “Sub-adviser” and together, the “Sub-advisers”) (“Bares Sub-Advisory Agreement”), pursuant to which Bares acts as sub-adviser for the Fund.

INVESTMENT POLICIES, PERMITTED INVESTMENTS, AND RELATED RISKS

General

Each Fund’s Prospectus discusses the Fund’s investment objective, principal investment strategies, and principal risks, as well as other important information. The investment techniques and instruments described below and in each Fund’s Prospectus may, consistent with a Fund’s investment objective and investment policies, be used by the Fund if such strategies will be advantageous to the Fund. Not all of the Funds will invest in all of the instruments and techniques described below. This section supplements the information in the Prospectuses and should be read in conjunction with the Prospectuses.

Each Fund’s investment objective, except that of the BBH U.S. Government Money Market Fund (“Government Money Market Fund”), is non-fundamental and may be changed without the approval of shareholders. The investment objective of the Government Money Market Fund is fundamental and may only be changed with the approval of shareholders.

Each Fund, except the BBH Select Series – Large Cap Fund (“Large Cap Fund”), BBH Select Series – Mid Cap Fund (“Mid Cap Fund”) and (“BBH Partner Fund – Small Cap Equity (“Partner Fund - Small Cap Equity”), is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Large Cap Fund, Mid Cap Fund and Partner Fund – Small Cap Equity are non-diversified under the 1940 Act, which means that they are not limited by the 1940 Act with regard to the percentage of assets that may be invested in the securities of a single issuer. As a result, they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were classified as diversified. Therefore, they may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on each Fund’s volatility and performance. Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). The Subchapter M diversification requirements are discussed below under “Taxes – Qualification as a Regulated Investment Company.”

Set forth below is a listing of some of the types of investments and investment strategies that the Fund may use, and the risks and considerations associated with those investments and investment strategies. A check mark indicates that the Fund invests or may invest in such investment. There is a discussion of each of the securities/risks following the table.

Information contained in this SAI about the risks and considerations associated with investments and/or investment strategies applies only to the extent a Fund makes each type of investment or uses each investment strategy. Information that does not apply to a Fund does not form a part of the Fund’s SAI and should not be relied on by investors in the Fund. Only information that is clearly identified as applicable to a Fund is considered to form a part of the Fund’s SAI.

	Large Cap Fund	Mid Cap Fund	Partner Fund- International Equity	Partner Fund- Small Cap Equity	Income Fund	Limited Duration Fund	Intermediate Municipal Bond Fund	Government Money Market Fund
Asset-Backed Securities (“ABS”)					X	X	X
Borrowing	X	X	X	X	X	X	X	X
Collateralized Bond Obligations					X	X	X
Collateralized Loan Obligations					X	X
Collateralized Mortgage Obligations (“CMOs”)					X	X	X
CMO Residuals					X	X
Commercial Mortgage-Backed Securities (“CMBS”)					X	X	X
Common Stock Warrants and Rights	X	X		X
Convertible Securities					X	X	X
Corporate Debt Securities					X	X	X	X
Credit Default Swaps					X	X
Deferred Interest Bonds					X	X	X
Delayed Funding Loans and Revolving Credit Facilities					X	X	X
Derivative Instruments				X	X	X	X
Dollar Roll Transactions					X	X	X
Emerging Market Securities	X	X	X		X	X
Equity Investments	X	X	X	X
Event-Linked Bonds					X	X	X
Foreign Currency Transactions	X	X	X		X	X
Foreign Exchange Contracts					X	X
Foreign Securities	X	X	X	X
Futures Contracts and Options on Futures Contracts			X		X	X	X
Futures Contracts on Stock Indexes	X	X	X	X
Illiquid Securities	X	X		X	X	X	X
Inflation-Indexed Bonds					X	X	X
Initial Public Offerings				X
Investment Company Securities	X	X	X		X	X	X	X
Liquidity Risk Management	X	X	X	X	X	X	X	X
Loan Participations and Assignments and Other Direct Indebtedness					X	X	X
Loans of Portfolio Securities	X	X	X	X				X
Money Market Instruments					X	X	X	X
Mortgage Pass-Through Securities					X	X	X
Mortgage-Related Securities					X	X	X

	Large Cap Fund	Mid Cap Fund	Partner Fund- International Equity	Partner Fund- Small Cap Equity	Income Fund	Limited Duration Fund	Intermediate Municipal Bond Fund	Government Money Market Fund
Municipal Securities					X	X	X
Options on Foreign Currencies			X		X	X
Options on Securities and Indexes	X	X	X	X	X	X
Reset Options					X	X
Options on Swaps					X	X
“Yield Curve” Options					X	X
Other Mortgage-Related Securities					X	X
PIK (Payment-In-Kind) Securities					X	X	X
Preferred Securities					X	X	X
Regulation S Securities					X	X
Repurchase Agreements	X	X	X	X	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X	X	X	X	X
Rule 144A Securities		X	X	X	X	X	X	X
Short-Term Instruments	X	X	X	X	X	X	X	X
Stripped Mortgage-Backed Securities (“SMBS”)					X	X
Structured Securities					X	X	X
Swaps	X	X	X		X	X
U.S. Government Securities	X	X	X	X	X	X	X	X
Variable and Floating Rate Securities					X	X	X	X
When-Issued and Delayed Delivery	X	X	X	X	X	X	X	X
Securities
Zero Coupon Bonds					X	X	X
Capital Control Risks	X	X	X					X
Risks of Cyber Attacks	X	X	X	X	X	X	X	X
Risks within the Fixed Income Market					X	X	X

Borrowing

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on a Fund’s share value). Money borrowed is also subject to interest costs.

The Funds may borrow for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, the Funds also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”), equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Funds and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Funds’ portfolio of securities. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Equity Investments

Equity investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Short-Term Instruments

Although it is intended that the assets of the Funds stay invested in the securities described herein and in the Funds’ Prospectuses to the extent practical in light of a Fund’s investment objective and long-term investment perspective, a Fund’s assets may be invested in short-term instruments to meet anticipated expenses or for day-to-day operating purposes and when, in the Investment Adviser’s opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when a Fund experiences large cash inflow through additional investments by its investors or the sale of portfolio securities, and desirable equity securities that are consistent with its investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody’s Investors Service (“Moody’s”) or Standard & Poor’s, or if unrated are of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, fixed time deposits and bankers’ acceptances; (v) repurchase agreements; and (vi) money market funds. Time deposits with a maturity of more than seven days are treated as not readily marketable. At the time a Fund’s assets are invested in commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or Standard & Poor’s; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser. The assets of the Funds may be invested in U.S. dollar denominated short-term instruments, including repurchase agreements, obligations of the U.S. Government, its agencies or instrumentalities, commercial paper and bank obligations (such as certificates of deposit, fixed time deposits, and bankers’ acceptances). Cash is held for the Funds with the Funds’ custodian bank.

Preferred Securities

Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Initial Public Offerings

The Fund is permitted to invest in initial public offerings (“IPOs”), which are new issues of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performance. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Repurchase Agreements

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Repurchase agreements are considered by the Staff of the SEC to be loans by a Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. If the lender defaults, the Funds might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of a Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of a Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for a Fund if, as a result, more than 15% of the Fund’s net assets would be invested in such repurchase agreements together with any other investment being held for a Fund for which market quotations are not readily available.

Collateral for repurchase agreements may be held by a custodian other than the Funds’ custodian.

Reverse Repurchase Agreements

Reverse repurchase agreements may be entered into only with a primary dealer (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. This is an agreement in which a Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for a Fund. Proceeds of borrowings under reverse repurchase agreements are invested for a Fund. This technique involves the speculative factor known as leverage. If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for a Fund as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement may not be entered into for a Fund if, as a result, more than one-third of the market value of the Fund’s total assets, less liabilities other than the obligations created by reverse repurchase agreements, would be engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of a Fund’s obligations created by reverse repurchase agreements will be reduced within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of a Fund’s assets, as defined above. A segregated account with the Funds’ custodian is established and maintained for a Fund with liquid assets in an amount at least equal to a Fund’s purchase obligations under its reverse repurchase agreements. Such segregated account consists of liquid assets marked to the market daily, with additional liquid assets added when necessary to ensure that at all times the value of such account is equal to the purchase obligations.

Leverage Risk

Leverage risk is created when an investment (for example, in derivative instruments) exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

U.S. Government Securities

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the FNMA, the Federal Farm Credit System, the FHLBs and the FHLMC. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put FNMA and FHLMC in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – FNMA’s bailout is capped at $125 billion and FHLMC has a limit of $149 billion.

The actions of the U.S. Treasury are intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

On August 5, 2011, Standard & Poor’s Financial Services LLC (S&P) lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of FNMA and FHLMC to AA+ with a negative outlook. The long-term impacts of any future downgrades are unknown. However, any future downgrades could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact a Fund.

Rule 144A/ Regulation S/Regulation D Securities

The Investment Adviser may, on behalf of the Funds, as specified herein, purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”) and private placement securities such as Regulation S and Regulation D securities. A Rule 144A, Regulation S or Regulation D security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A, Regulation S and Regulation D securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A, Regulation S and Regulation D securities and all investments in Rule 144A, Regulation S and Regulation D securities will be carefully monitored.

Illiquid Investments

Under SEC rules, illiquid investments are investments that a Fund reasonably expects cannot be sold or otherwise disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. No Fund may purchase an investment if, immediately after the acquisition, more than 15% of the value of its net assets would be invested in illiquid investments that are assets. The Investment Adviser will monitor the amount of illiquid investments in each Fund, under the supervision of the Board, to ensure compliance with this requirement.

Certain investments or asset classes may be considered inherently illiquid due to restrictions on trading or limitations on transfer that would affect a determination of liquidity. For example, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act may be illiquid investments. However, under certain circumstances, including Rule 144A under the 1933 Act, institutional buyers may be able to facilitate transactions in investments otherwise restricted from resale.

Illiquid investments may be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, each Fund’s illiquid investments are subject to the risk that the investment’s fair value price may differ from the actual price that a Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to a Fund.

Liquidity Risk Management

The Trust has implemented a liquidity risk management program (“Liquidity Program”) and related procedures to manage the liquidity risk of the Funds in accordance with Rule 22e-4 of the 1940 Act (“Liquidity Rule”), and the Board has approved the administrator of the Liquidity Program (“Liquidity Program Administrator”). Under the Liquidity Program, the Liquidity Program Administrator assesses, manages, and periodically reviews each Fund’s liquidity risk. The Liquidity Rule defines “liquidity risk” as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests in all market conditions or that redemptions can be effected without diluting remaining investors in the Fund. The effect that the Liquidity Rule will have on the Funds, and on the open-end fund industry in general, is not yet fully known, but the Liquidity Rule may impact a Fund’s performance and its ability to achieve its investment objective.

When-Issued and Delayed Delivery Securities

Securities may be purchased for the Funds on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. The purchase price and the interest rate payable on the securities, if any, are fixed on the transaction date. Generally, no interest accrues until the security is delivered. At the time the commitment to purchase securities on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining a Fund’s net asset value per share (“NAV”). The Fund will maintain required asset coverage, at the time of purchase, to at least cover the value of the Fund’s obligations under the commitment. In addition to the risks associated with the fund’s investment, the securities so purchased are subject to market fluctuation and no income accrues to a Fund until delivery and payment take place. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. If the Fund attempts to transact in when-issued or delayed delivery securities prior to issuance, the fund may receive a less favorable price or yield, or may suffer a loss. When-issued or delayed delivery commitments for a Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued or delayed delivery commitments.

Investment Company Securities

Subject to applicable statutory and regulatory limitations, the assets of the Funds may be invested in shares of other investment companies. Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Funds would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Funds’ Investment Adviser.

Hedging Strategies

Foreign Currency Transactions

A Fund may, to the extent specified herein, engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. Those Funds also have the authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which a Fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Hedging of the portfolio is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Fund will be engaged in hedging activities when adverse exchange rate movements occur. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. A Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts, and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of each Fund’s foreign assets.

While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

If a Fund enters into a forward contract to purchase foreign currency, the Fund’s custodian and the Investment Adviser will segregate liquid assets.

To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Trust, on behalf of a Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. The Trust is not subject to registration or regulation as a CPO. Although the Trust has concluded that as of the date of this SAI the Funds should be able to operate within the exclusions from CFTC regulation, there is no certainty that a Fund or the Trust will be able to continue to rely on an exclusion from CFTC regulation in the future. In order to assure that the Funds are not deemed a “commodity pool” for purposes of the CEA, regulations of the CFTC require that a Fund enter into transactions in futures contracts and options on futures contracts only: (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund’s assets. A Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a Fund or the Trust operates subject to CFTC regulation, it may incur additional expenses.

Futures Contracts provide for the making and acceptance of a cash settlement based upon changes in the value of an index of stocks and are used to hedge against anticipated future changes in overall stock market prices which otherwise might either adversely affect the value of securities held for a Fund or adversely affect the prices of securities which are intended to be purchased at a later date. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which is expected to move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken would rise in value by an amount which approximately offsets the decline in value of the portion of a Fund’s investments that is being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved, or a loss may be realized. There is also the risk of a potential lack of liquidity in the secondary market.

The effectiveness of entering into Futures Contracts as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements of the stock index selected. The value of a Futures Contract depends upon future movements in the level of the overall stock market measured by the underlying index before the closing out of the Futures Contract. Accordingly, the successful use of Futures Contracts is subject to the Investment Adviser’s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. The incorrect choice of an index or an incorrect assessment of future price movements over the short term in the overall stock market may result in poorer overall performance than if a Futures Contract had not been purchased. Brokerage costs are incurred in entering into and maintaining Futures Contracts.

When a Fund enters into a Futures Contract, it may be initially required to deposit, in a segregated account in the name of the broker performing the transaction, an “initial margin” of cash, U.S. Government securities or other high-grade liquid obligations equal to approximately 3% of the contract amount. Initial margin requirements are established by the exchanges on which Futures Contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges. Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the Futures Contract which will be returned upon the proper termination of the Futures Contract. The margin deposits made are marked to market daily and a Fund may be required to make subsequent deposits of cash or eligible securities called “variation margin,” with its futures contract clearing broker, which are reflective of price fluctuations in the Futures Contract.

Currently, Futures Contracts can be purchased on stock indexes such as the Standard & Poor’s 500 Stock Index, Chicago Board of Options Exchange and the NYSE Composite Index.

Exchanges may limit the amount by which the price of a Futures Contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

Another risk that may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which a Fund seeks a hedge.

Currently, investments in Futures Contracts on non-U.S. stock indexes by U.S. investors, such as the Funds, can be purchased on such non-U.S. stock indexes as the Osaka Stock Exchange (OSE), Tokyo Stock Exchange (TSE), Hong Kong Futures Exchange (HKFE), Singapore International Monetary Exchange (SIMEX), London International Financial Futures and Options Exchange (LIFFE), Marche Terme International de France (MATIF), Sydney Futures Exchange Ltd. (SFE), Meff Sociedad Rectora de Productos Financieros Derivados de Renta Variable, S.A. (MEFF RENTA VARIABLE), Deutsche Terminborse (DTB), Italian Stock Exchange (ISE), Financiele Termijnmarkt Amsterdam (FTA), and London Securities and Derivatives Exchange, Ltd. (OMLX).

Risks Associated with Futures

There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. When used as a hedging technique, there can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund’s portfolio of securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Another risk that may arise in employing Futures Contracts to protect against the price volatility of portfolio securities is that the prices of an index subject to Futures Contracts (and thereby the Futures Contract prices) may correlate imperfectly with the behavior of the cash prices of portfolio securities. Another such risk is that the price of the Futures Contract may not move in tandem with the change in overall stock market prices against which a Fund seeks a hedge.

Swaps. Subject to the limitations of the 1940 Act and to the extent specified herein, a Fund reserves the right to utilize swaps. A swap is a contract under which two parties agree to make periodic payments to each other on the basis of the value of a security, specified interest rates, an index or the value of some other instrument, applied to a stated or “notional” amount. Engaging in swaps entails certain risks. A Fund will be subject to the risk of counterparty default on its swaps. Since swaps do not generally involve the delivery of underlying assets or principal, any loss would likely be limited to the net amount of payments required by the contract. However, in some swap transactions, the counterparty may require a Fund to deposit collateral to support its obligation under the swap agreement. If the counterparty to the swap defaults, a Fund would lose the net amount of payments that it is contractually entitled to receive, as well as any collateral deposits made with the counterparty. Swaps expose a Fund to the credit risk of the counterparties with which it deals, which exposure and risk at times may be substantial. Non-performance by counterparties of the obligations or contracts underlying the swaps could expose a Fund to losses, whether or not the transaction itself was profitable. Such “counterparty risk” is present in all swaps and is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where a Fund has concentrated its transactions with a single or small group of counterparties. Swaps may expose a Fund to additional liquidity risks as there may not be a liquid market within which to close or dispose of outstanding obligations or contracts.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Reform Act”) certain swaps and other over-the-counter (“OTC”) derivatives, as discussed further below, that were previously executed on a bilateral basis are now required to be traded on a regulated swap exchange or execution facility. It is expected that the CFTC and the SEC will require the execution on a regulated market of additional OTC derivatives transactions in the future. Such requirements may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions. They may also render certain strategies in which a Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Swaps and other transactions in OTC derivatives that are not required to be executed on a regulated market may involve other risks as well, as there is no exchange market on which to close out an open position. It may be impossible to liquidate an existing position, to assess the value of a position or to assess the exposure to risk.

Emerging Market Securities

A Fund may, to the extent specified herein, invest in securities of issuers domiciled in countries with developing (or “emerging market”) economies. Emerging market countries are generally countries with less-developed economies and lower per capita GDP. The IMF, World Bank and other organizations employ different criteria to classify economies as emerging or developed. A Fund considers an “emerging market’’ to be any country that, at the time a Fund invests, is included in the JPMorgan Emerging Market Bond Index (“EMBI”), or as reasonably determined from time to time by the Investment Adviser, based on its own assessment of economic characteristics and institutional stability.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; and restrictions on foreign investment possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal system. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investments, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Corporate Debt Securities

A Fund’s investment in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers, to the extent specified herein, is limited to corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities and including corporate income-producing securities which meet the minimum ratings criteria set forth for a Fund, or, if unrated, are in the Investment Adviser’s opinion, comparable in quality to corporate debt securities in which a Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB-” or higher by S&P Global Ratings (“Standard & Poor’s”) or the equivalent rating of other nationally recognized securities rating organizations at the time of purchase (or, if unrated, a security that would, in the opinion of the Investment Adviser, be investment grade if rated by a nationally recognized rating organization). Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal. If two or more nationally recognized securities rating organizations have assigned different ratings to a security, the Investment Adviser uses the highest rating assigned.

Below investment grade debt securities are those rated “BB+” and below by Standard & Poor’s or the equivalent rating of other nationally recognized securities rating organizations. See Appendix I for a description of rating categories. An investment grade security is one rated investment grade at the time of purchase, by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s or Fitch IBCA.

If the rating of an investment grade debt security is downgraded below investment grade, the Investment Adviser will take appropriate action to evaluate such investment so that the Funds’ investment objectives are met.

Collateralized Loan Obligations

A Collateralized Loan Obligation (“CLO”) is a trust typically consisting of loans made to issuers (both U.S. and foreign). CLOs consist of a portfolio of many underlying loans where the cashflows from the securitization are derived from this portfolio of loans. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche, which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Convertible Securities

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on a Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including first and second mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” A Fund may, to the extent specified herein, also invest in other types of mortgage-related securities including, but not limited, to collateralized mortgage obligations (“CMOs”), CMO residuals, commercial mortgage-backed securities and stripped mortgage-related securities.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase.

The principal governmental guarantor of mortgage-related securities is the GNMA, a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the U.S. Department of Veterans Affairs (the “VA”). The GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make any payments required under its guarantee.

Obligations of Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principals, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund’s may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Investment Adviser determines that the securities meet a Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgage (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass- through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by Government National Mortgage Association (“GNMA”)) are described as “modified pass- through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. CMOs are similar to both a bond and a pass-through security, as interest and prepaid principal is paid, in most cases, on a monthly basis. Although CMOs, like bonds, may be collateralized by whole mortgage loans, CMOs, like pass-through securities, are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities (“CMBS”). CMBS reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage- backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.”). Other mortgage- related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities (“ABS”)

A Fund may, to the extent specified herein, invest in ABS, which are debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. ABS may be collateralized by, but not limited to, credit card loans, automobile loans, home equity loans and manufactured housing and airplane leases. ABS are subject to the risk that a change in interest rates may influence the pace of prepayments of the underlying securities which, in turn, affects yields on an absolute basis. An ABS is typically created by the sale of assets or collateral to a conduit, generally a bankruptcy-remote vehicle such as a grantor trust or other special-purpose entity, which becomes the legal issuer of the ABS. Interests in or other securities issued by the trust or special-purpose entity, which give the holder thereof the right to certain cash flows arising from the underlying assets, are then sold to investors through an investment bank or other securities underwriter.

The structure of an ABS and the terms of the investors’ interest in the collateral can vary depending on the type of collateral, the desires of investors and the use of credit enhancements. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.

Credit risk is an important issue in ABS because of the significant credit risks inherent in the underlying collateral and because issuers are primarily private entities. Credit risk arises from losses due to defaults by the borrowers in the underlying collateral or the issuer’s or servicer’s failure to perform. Market risk arises from the cash-flow characteristics of the security, which for many ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of early amortization or acceleration features designed to protect the investor if credit losses in the portfolio rise well above expected levels. Interest-rate risk arises for the issuer from the relationship between the pricing terms on the underlying collateral and the terms of the rate paid to security holders. Liquidity risk can arise from increased perceived credit risk. Liquidity can also become a significant problem if concerns about credit quality, for example, lead investors to avoid the securities issued by the relevant special-purpose entity. Operations risk arises through the potential for misrepresentation of asset quality or terms by the originating institution, misrepresentation of the nature and current value of the assets by the servicer and inadequate controls over disbursements and receipts by the servicer. Structural risk may arise through investments in ABS with structures (for example, the establishment of various security tranches) that are intended to reallocate the risks entailed in the underlying collateral (particularly credit risk) in ways that give certain investors less credit risk protection (i.e., a lower priority claim on the cash flows from the underlying pool of assets) than others. As a result, such securities have a higher risk of loss as a result of delinquencies or losses on the underlying assets.

Inflation-Indexed Bonds

Inflation-indexed bonds are securities that are structured to provide protection against inflation. Such securities are commonly referred to as Inflation-Indexed Securities or IIS. Unlike traditional notes and bonds, which pay a stated rate of interest in dollars and are redeemed at their par amounts, IIS have regular adjustments to their interest payments and redemption value to compensate for the loss of purchasing power from inflation.

Zero Coupon Bonds

A Fund may, to the extent specified herein, invest in zero coupon bonds. These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of a Fund, a portion of the difference between a zero-coupon bond’s purchase price and its face value is taken into account as income.

Deferred Interest Bonds

A deferred interest bond is a bond such as a zero-coupon bond that does not pay interest until a later date. Prices for deferred interest bonds are less stable than for a current coupon bond.

PIK (Payment-In-Kind) Securities

Bonds or preferred stock whose dividends are in the form of additional bonds or preferred stock.

Event-linked bonds

Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non- occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, a Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index- portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Derivative Instruments

Subject to the limitations of the 1940 Act, a Fund may, to the extent specified herein, purchase derivatives or enter into derivative transactions (“Derivatives”). Derivatives are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Fund’s performance. If a Fund invests in Derivatives at inopportune times or the Sub-adviser judges market conditions incorrectly, such investments may lower a Fund’s return or result in a loss. A Fund also could experience losses if its Derivatives were poorly correlated with its other investments, or if a Fund were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Investment Adviser to forecast interest rates and other economic factors correctly. If the Investment Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss.

No assurance can be given that any strategy described herein, if used by a Fund, will succeed. If the Investment Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities and Indexes

Options on Stock. For the sole purpose of reducing risk, put and call options on stocks may be purchased for a Fund, although the current intention is not to do so in such a manner that more than 5% of a Fund’s net assets would be at risk. A call option on a stock gives the purchaser of the option the right to buy the underlying stock at a fixed price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell the underlying stock at a fixed price at any time during the option period. To liquidate a put or call option position, a “closing sale transaction” may be made for a Fund at any time prior to the expiration of the option which involves selling the option previously purchased.

Covered call options may also be sold (written) on stocks, although the current intention is not to do so. A call option is “covered” if the writer owns the underlying security.

Options on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, put and call options on stock indexes may be purchased for a Fund to the extent specified herein. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of stock indexes are the Standard &  Poor’s Corporation (“Standard & Poor’s”) 500 Stock Index, Chicago Board of Options Exchange and the New York Stock Exchange (“NYSE”) Composite Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a fixed price (strike price), an option on a stock index gives the holder the right to receive a cash “exercise settlement” amount equal to: (a) the amount, if any, by which the strike price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the strike price of the option times a specified multiple.

The effectiveness of purchasing stock index options as a hedging technique depends upon the extent to which price movements in the portion of the securities portfolio of a Fund being hedged correlate with price movements of the stock index selected. The value of an index option depends upon future movements in the level of the overall stock market measured by the underlying index before the expiration of the option. Accordingly, the successful use of options on stock indexes for a Fund is subject to the Investment Adviser’s ability both to select an appropriate index and to predict future price movements over the short term in the overall stock market. Brokerage costs are incurred in the purchase of stock index options and the incorrect choice of an index or an incorrect assessment of future price movements may result in poorer overall performance than if a stock index option had not been purchased.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. It is possible, however, that lack of liquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions. Also, the securities exchanges have established limitations on the number of options which may be written by an investor or group of investors acting in concert. It is not contemplated that these position limits will have any adverse impact on the Fund’s portfolio strategies.

Futures Contracts on Stock Indexes. Subject to applicable laws and regulations and solely as a hedge against changes in the market value of portfolio securities or securities intended to be purchased, futures contracts on stock indexes (“Futures Contracts”) may be entered into for the Funds.

A Fund may, to the extent specified herein, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or domestic over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, in such amount are segregated by the Funds’ custodian) upon conversion or exchange of other securities held by a Fund. For a call option on an index, the option is covered if a Fund maintains with its custodian assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if a Fund segregates assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund in segregated assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board.

If an option written by a Fund expires unexercised, that Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, that Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of that Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

A Fund may, to the extent specified herein, write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Options on Foreign Currencies

A Fund may, to the extent specified herein, buy or sell put and call options on foreign currencies either on exchanges or in the over-the- counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts

A Fund may, to the extent specified herein, invest in interest rate futures contracts and options thereon (“futures options”), and to the extent it may invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Swiss franc; certain multinational currencies, such as the Euro; the Japanese yen; and the Mexican peso. It is expected that other futures contracts will be developed and traded in the future.

A Fund may, to the extent specified herein, purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Investment Adviser, on behalf of the Funds has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. The Investment Adviser and the Trust are not subject to registration or regulation as a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion and may subject advisers to funds to regulation by the CFTC. Although the Investment Adviser has initially concluded that as of the date of this SAI the Funds should be able to operate within the exclusions from CFTC regulation, there is no certainty that the Funds or the Trust will be able to continue to rely on an exclusion from CFTC regulation in the future. The Funds may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If the Funds or the Trust operates subject to CFTC regulation, it may incur additional expenses.

A Fund may, to the extent specified herein, use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Fund’s securities or the price of the securities that a Fund intends to purchase. A Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund’s exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. A Fund may also use futures to obtain market exposure to certain market or market segments.

A Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or eligible broker, if legally permitted) a specified amount of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net NAV, a Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

A Fund may, to the extent specified herein, write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Other Considerations. When purchasing a futures contract, a Fund will maintain with the Funds’ custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

When selling a futures contract, a Fund will maintain with the Funds’ custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by a Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to a Fund’s daily marked to market (net) obligation, if any, (in other words, a Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, a Fund will maintain with the custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting a Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by a Fund.

When selling a put option on a futures contract, a Fund will maintain with the custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by a Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio of securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short- term securities to balance a Fund’s portfolio of securities such that a Fund’s duration does not exceed the maximum permitted for a Fund in the Prospectus.

The requirements for qualification as a RIC also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxes.”

Reset Options

Typically, a call option or warrant whose strike price may be reset to a lower strike or a put whose strike price may be reset to a higher strike at some point during the life of the instrument if the option is out of the money on the reset date. There may be a limit to the magnitude of the strike price adjustment and the reset may be triggered by a specific price on the underlying rather than set on a specific reset date.

“Yield Curve” Options

Yield curve options allow buyers to protect themselves from adverse movements in the yield curve. Yield curve options are often based on the difference in the yields of bonds of different maturities.

Additional Risks of Trading Options

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements

A Fund may, to the extent specified herein, enter into interest rate, inflation, index, credit default and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if a Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swap agreements specify that one party pays a fixed periodic coupon for the life of the agreement to another party. The other party makes no payment unless a credit event, relating to a predetermined security, occurs. If such an event occurs, the party will make a payment to the other party and the swap will be terminated. The size of the payment is usually linked to the decline in such security’s market value following the occurrence of the credit event. a Fund may use credit default swaps to either gain exposure or to hedge its exposure to issuer credit risk.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board, to avoid any potential leveraging of a Fund’s portfolio of securities. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the Investment Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a Fund by the Code may limit a Fund’s ability to use swap agreements.

The absence of a regulated execution facility or contract market and lack of liquidity for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Financial reform legislation requires many major categories of swaps to be executed on a regulated exchange or contract market and to be cleared through a regulated clearinghouse. Once implemented, new regulations, including margin, clearing and trade execution requirements, may make derivatives such as swaps more costly, may limit their availability, or may otherwise adversely affect the value or performance of these instruments.

Certain swaps, such as interest rate swaps and credit default swaps that are based on an index, are required under applicable law to be cleared by a regulated clearinghouse. Swaps subject to this requirement are typically submitted for clearing through brokerage firms that are members of the clearinghouse. A Fund would establish an account with a brokerage firm to facilitate clearing such a swap, and the clearinghouse would become a Fund’s counterparty. A brokerage firm would guarantee a Fund’s performance on the swap to the clearinghouse. A Fund would be exposed to the credit risk of the clearinghouse and the brokerage firm that holds the cleared swap. The brokerage firm also would impose margin requirements with respect to open cleared swap positions held by a Fund, and the brokerage firm would be able to require termination of those positions in certain circumstances. These margin requirements and termination provisions may adversely affect a Fund’s ability to trade cleared swaps. In addition, a Fund may not be able to recover the full amount of its margin from a brokerage firm if the firm were to go into bankruptcy. It is also possible that a Fund would not be able to enter into a swap transaction that is required to be cleared if no clearinghouse will accept the swap for clearing.

Swaps that are required to be cleared must be traded on a regulated execution facility or contract market that makes them available for trading. The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms. It is possible that a Fund may not be able to enter into swaps that fully meet its investment needs, or that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.

Options on Swaps

A Fund may, to the extent specified herein, enter into options contracts on interest rate swaps, commonly referred to as swaptions. The buyer of a swaption has the right to enter into an interest rate swap agreement by some specified date in the future. The swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer. The writer of the swaption becomes the counterparty if the buyer exercises.

Credit Default Swaps

A credit default swap (“CDS”) is a form of derivative contract that allows investors to offset a Fund’s credit risk with that of another investor. In instances in which a Fund believes a creditor may default on their obligation, a Fund may use a CDS to offset the risk of default. CDS may have as reference obligations one or more securities that are not currently held by the Fund. The buyer seeking protection from an issuer’s default may be obligated to pay the seller an up-front payment or a periodic payments over the term of the contract, provided that no credit event on a reference obligation has occurred. CDS involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation.

Structured Securities

A Fund may, to the extent specified herein, invest in structured securities. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Investment Adviser analyzes these securities in its overall assessment of the effective duration of a Fund’s portfolio of securities in an effort to monitor a Fund’s interest rate risk.

Loan Participations and Assignments and Other Direct Indebtedness

A Fund may, to the extent specified herein, invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. Investors in the Fund should be aware that the Fund’s investment in loans may result in the Fund or the Investment Adviser receiving information about the issuer that may be deemed material non-public information. Under such circumstances, the Fund’s investment opportunities may be limited, as trading in securities of such issuer may be restricted. Additionally, the Investment Adviser will seek to avoid receiving material non-public information about issuers of loans. As a result, the Investment Adviser may forgo certain investment opportunities or be disadvantaged as compared to other investors that do not restrict information that they receive from loan issuers.

Participations and Assignments and Other Direct Indebtedness. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases loan participations, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in whom the Fund intends to invest may not be rated by any Nationally Recognized Statistical Rating Organization.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s NAV could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

A Fund may, to the extent specified herein, invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

A Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, (if the Fund does not have a direct debtor-creditor relationship with the corporate borrower), SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Investment Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund’s investment restriction relating to the lending of funds or assets by the Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Investment Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Delayed Funding Loans and Revolving Credit Facilities. A Fund may, to the extent specified herein, enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate, or “earmark” assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

LIBOR Discontinuance Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority, the regulatory authority that oversees financial services firms and financial markets in the U.K., has announced that, as of the end of June 2023, certain LIBOR rates may no longer be available or an appropriate reference rate upon which to determine the interest rate of certain loans, notes, derivatives and other instruments or investments held in the Fund’s portfolio. The one-week and two-month LIBOR rates were discontinued as of December 31, 2021. The financial industry has worked to determine an appropriate replacement rate for LIBOR but there is no assurance that such an alternative reference rate will be produce the same value or economic equivalence as LIBOR. These risks may also apply with respect to changes in connection with other interbank offering rates and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of regulatory reform.

Dollar Roll Transactions

In addition to borrowing for temporary purposes, a Fund may, to the extent specified herein, enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.

A Fund typically will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Trust’s Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Fund’s limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund’s total assets.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by a Fund, but only securities that are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Fund’s limitations on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities. A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of a Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of a Fund’s forward commitment to repurchase the subject security.

Money Market Instruments

A Fund may, to the extent specified herein, invest in money market instruments, which include certificates of deposit, repurchase agreements, commercial paper, Eurodollar deposits, Federal agency short-term securities, municipal notes, Treasury bills, shares of money funds, foreign exchange swaps and short-lived mortgage and asset-backed securities. Such instruments are highly liquid investments.

Illiquid Investments

A Fund may not acquire any illiquid investment if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If illiquid investments exceed 15% of a Fund’s net assets, certain remedial actions will be taken as required by the 1940 Act and the Fund’s policies and procedures.

A Fund may not be able to sell illiquid investments when the Investment Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations and such investments may have an adverse impact on a Fund’s NAV.

Foreign Exchange Contracts

Foreign exchange contracts are made with currency dealers, usually large commercial banks and financial institutions. Although foreign exchange rates are volatile, foreign exchange markets are generally liquid with the equivalent of approximately $500 billion traded worldwide on a typical day.

While a Fund may, to the extent specified herein, enter into foreign currency exchange transactions to reduce the risk of loss due to a decline in the value of the hedged currency, these transactions also tend to limit the potential for gain. Forward foreign exchange contracts do not eliminate fluctuations in the prices of a Fund’s securities or in foreign exchange rates or prevent loss if the prices of these securities should decline. The precise matching of the forward contract amounts, and the value of the securities involved is not generally possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly unlikely.

The Investment Adviser, on behalf of a Fund, may enter into forward foreign exchange contracts in order to protect the dollar value of all investments denominated in foreign currencies. The precise matching of the forward contract amounts, and the value of the securities involved is not always possible because the future value of such securities in foreign currencies changes as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures.

A Fund’s recognition of gain or loss due to foreign currency exchange rates may be treated differently for federal income tax purposes. This difference may require a Fund to make a distribution in excess of its book income to qualify as a registered investment company for federal income tax purposes.

Variable and Floating Rate Securities

A Fund may, to the extent specified herein, invest in variable, floating and auction rate securities. These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a put or demand feature, which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for a Fund, the date of the next interest rate reset is used.

Foreign Securities

A Fund may, to the extent specified herein, invest its assets in common stocks and other equity securities both within and outside the U.S. (including European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and ADRs, or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company, which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of a Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the return on such securities. Because a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. A Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, a Fund may invest in securities into which they may be converted. A Fund also may invest in securities denominated in currency “baskets.”

A Fund’s assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Taxes

A Fund’s investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the Fund at the close of its taxable year consist of foreign stocks or securities, a Fund may “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes. These and other factors could have a negative impact on the Fund’s performance.

Capital Controls Risk

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk

A Fund may, to the extent specified herein, invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Fund’s shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loans of Portfolio Securities

Loans up to 30% of the total value of the securities of a Fund are permitted. Securities of a Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays a Fund any income accruing thereon, and cash collateral may be invested for a Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by a Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day’s notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its shareholders. Reasonable finders and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of a Fund are not loaned to BBH & Co. or to any affiliate of the Funds or BBH & Co.

Common Stock Warrants and Rights

A fund may, to the extent specified herein, acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Collateralized Bond Obligations

A Collateralized Bond Obligation (“CBO”) is a trust typically consisting of corporate bonds (both U.S. & foreign). CBOs consist of a portfolio of many underlying securities where the cashflows from the securitization are derived from this portfolio. The cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche, which bears the bulk of defaults from the bonds in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults a senior tranche from a CBO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CBO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO securities as a class.

Municipal Securities

Municipal Bonds share the attributes of debt/fixed income securities in general but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The Municipal Bonds that a Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds, including industrial development bonds issued pursuant to former federal tax law). General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

A fund may, to the extent specified herein, invest in pre-refunded Municipal Bonds. Pre-refunded Municipal Bonds are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded Municipal Bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded Municipal Bonds held by the Fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). Pre-refunded Municipal Bonds usually will bear a AAA rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency securities. As the payment of principal and interest is generated from securities held in an escrow account established by the municipality and an independent escrow agent, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded Municipal Bond do not guarantee the price movement of the bond before maturity. Issuers of Municipal Bonds refund in advance of maturity the outstanding higher cost debt and issue new, lower cost debt, placing the proceeds of the lower cost issuance into an escrow account to pre-refund the older, higher cost debt. Investments in pre-refunded Municipal Bonds held by the Fund may subject a Fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded Municipal Bonds, if the Fund sells pre-refunded Municipal Bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. To the extent permitted by the SEC and the Internal Revenue Service (“IRS”), the Fund’s investment in pre-refunded Municipal Bonds backed by U.S. Treasury and Agency securities in the manner described above, will, for purposes of diversification tests applicable to the Fund, be considered an investment in the respective U.S. Treasury and Agency securities. Interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax.

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

A fund may, to the extent specified herein, invest in Build America Bonds. Build America Bonds are tax credit bonds created by the American Recovery and Reinvestment Act of 2009, which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010, without volume limitations, to finance any capital expenditures for which such issuers could otherwise issue traditional tax-exempt bonds. State and local governments may receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investors. The state or local government issuer can elect to either take the federal subsidy or pass the 35% tax credit along to bondholders. The Fund may elect to pass through to shareholders tax credits on Build America Bonds. If the Fund elects to pass through tax credits on Build America Bonds, the Fund will include in its gross income, as interest income, an amount equal to the amount that the Fund would have included in gross income relating to the credits if the election had not been made (generally, the amount of the credits) and will increase its dividends paid deduction by the same amount. Each shareholder, in the case of an election by the Fund, will be required to include in gross income the shareholder’s proportionate share of the interest income attributable to the credits and will be allowed (subject to applicable limitations) the shareholder’s proportionate share of the credits. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but such credits are generally not refundable. Build America Bonds involve similar risks as Municipal Bonds, including credit and market risk. They are intended to assist state and local governments in financing capital projects at lower borrowing costs and are likely to attract a broader group of investors than tax- exempt Municipal Bonds.

A fund may, to the extent specified herein, invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Fund will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. The Fund also may purchase unrated lease obligations if determined by the Investment Adviser to be of comparable quality to rated securities in which the Fund is permitted to invest.

Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request - usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility. The Fund may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Fund may purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity.

A Fund may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured Municipal Bonds that have been issued and are outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

A Fund also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Fund will invest only in such securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

Municipal Bonds also include auction rate municipal securities. In certain recent market environments, auction failures have been widespread, which may adversely affect the liquidity and price of auction rate securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities. Additionally, Municipal Bonds rated below investment grade (i.e., high yield Municipal Bonds) may not be as liquid as higher-rated Municipal Bonds. Reduced liquidity in the secondary market may have an adverse impact on the market price of a Municipal Bond and on the Fund’s ability to sell a Municipal Bond in response to changes or anticipated changes in economic conditions or to meet the Fund’s cash needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Bonds in the same manner.

Fixed Income Securities and Investment Techniques

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will be greater or less than the security’s interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer redeems the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Risks within the Fixed Income Market

The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, a Fund may not be able to readily sell bonds at the prices at which they are carried on a Fund’s books. If a Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in fund redemption requests (including requests from shareholders who may own a significant percentage of a Fund’s shares) which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause a Fund to sell its holdings at a loss or at undesirable prices and adversely affect a Fund’s share price and increase a Fund’s liquidity risk, fund expenses and/or taxable distributions. Similarly, the prices of a Fund’s holdings could be adversely affected if an investment account managed similarly to a Fund was to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as a result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows. A lack of liquidity or other adverse credit market conditions may hamper a Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).

The Federal Reserve has recently reduced interest rates on multiple occasions and continues to consider future cuts to the federal funds rate. If the Federal Reserve raises interest rates in the future, there is a risk that fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

Risks of Cyber Attacks

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and its service providers and their respective operations, may be susceptible to potential risks resulting from cyber-attacks or incidents (collectively, “cyber-events”). Cyber events may include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, infection from computer viruses or other malicious software code, unauthorized access to or compromises to relevant systems, networks or devices that the Funds and its service providers use to service the Funds’ operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Cyber-attacks affecting a Fund, or any sub-advisers, if applicable, the Funds’ distributor, custodian, transfer agent, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

The Funds, and its service providers and their relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. However, there can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invests will not suffer losses relating to cyber-attacks or other information security breaches in the future.

The following information relates to the Government Money Market Fund:

Government Securities Basket

The following security types are eligible for inclusion in the Fund’s Government Securities Basket:

U.S. Government Securities

As a U.S. government money market fund, the Fund will invest at least 99.5% of its total assets in cash and short-term U.S Treasury Securities and securities issued by the U.S. government agencies or government-sponsored enterprises and repurchase agreements collateralized by such instruments. These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the FNMA, the Federal Farm Credit System, the FHLBs and the FHLMC. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPA”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put FNMA and FHLMC in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – FNMA’s bailout is capped at $125 billion and FHLMC has a limit of $149 billion.

The actions of the U.S. Treasury are intended to ensure that FNMA and FHLMC maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

On August 5, 2011, S&P lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of FNMA and FHLMC to AA+ with a negative outlook. Subsequently, on June 11, 2013, S&P revised its outlook from negative to stable for both the United States and its agencies, FNMA and FHLMC. The long-term impacts of any future downgrades are unknown. However, any future downgrades could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact the Fund.

Variable and Floating Rate Instruments

These are securities with adjustable interest rates. Often times, these securities have a demand feature, which entitles the investor to repayment of principal plus accrued interest on short notice. A floating rate security’s interest rate adjusts whenever a specified interest rate changes. A variable rate security’s interest rate adjusts on set dates (such as the last day of a month or calendar quarter). In calculating the weighted average maturity of a variable rate or floating rate instrument, the Fund adheres to the requirements of Rule 2a-7.

Other Securities Basket

The following securities are only eligible for inclusion in the Fund’s Other Securities Basket:

Commercial Paper

Commercial paper includes variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower’s ability to pay on demand. At the date of investment, commercial paper must present minimal credit risk in accordance with procedures adopted by the Board and pursuant to certain factors prescribed by Rule 2a-7 under the 1940 Act. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

U.S. and Non- U.S. Bank Obligations

U.S. and non-U.S. bank obligations include U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets and has an outstanding short term debt issue that presents minimal credit risk. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of BBH & Co., or the Distributor (defined herewith), or in the obligations of the affiliates of any such organization. Assets of the Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity from two business days to seven calendar days if more than 10% of the Fund’s net assets would be invested in such deposits.

Since the Fund may invest in U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions, which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund would reduce its net income available for distribution to investors; however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

Bank instruments, for the purposes of concentration, include certain instruments issued by: (i) domestic banks; (ii) U.S. branches of foreign banks subject to the same regulation as U.S. banks; and (iii) foreign branches of domestic banks whose domestic parent is unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

Municipal Securities

Municipal Bonds. These are securities issued by state and local government and regional authorities, which provide interest income that is exempt from federal income taxes, other than the alternative minimum tax applicable to non-corporate taxpayers (“AMT”). They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.

•	General Obligations. These securities are backed by a municipality’s pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.

•	Revenue Obligations. These securities are backed by revenues generated by a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).

Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. The Fund does not expect to be eligible to pay exempt interest dividends to shareholders, which means distributions of interest the Fund derives from state and local bonds will be taxable, even though such interest is generally exempt from tax if such bonds are held directly.

Refunded or Escrowed Bonds. These are general or revenue bonds that have been fully secured or collateralized by an “escrow fund” consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond’s price will fall to its pre-refunded price.

Municipal Notes. These are securities issued by state and local government and regional authorities, which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes.

Certificates of Participation. Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (trustee) that would in turn sub-lease the facility to other organizations. The trustee would then sell certificates of participation in the future sub-lease payments. Similar to bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.

Municipal Lease Obligations. These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee’s governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt and may allow an issuer to increase government liabilities beyond constitutional limits. If not, enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property’s private sector or re- leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

Municipal securities are not considered government securities for the purposes of the Fund’s Government Securities Basket.

Supranational Agencies

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.

INVESTMENT POLICIES

For purposes of the fundamental and non-fundamental investment policies set forth below:

•	the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items” and “bank instruments;”

•	except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy;

•	a Fund, with the exception of the Partner Fund – Small Cap Equity, will not make investments that will result in the investment of more than 25% of its total assets in the securities of issuers primarily engaged in the same industry or group of industries. Futures and options contracts, government securities, municipal securities, and bank instruments will not be deemed to constitute an industry. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers.

•	with respect to industry concentration, the Partner Fund – Small Cap Equity will not make investments that will result in the investment of more than 25% of its net assets in the securities of issuers engaged in the same industry or group of industries, with the exception of the Software & IT Services Industry Group within the Information Technology Sector. Futures and options contracts, government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

FUNDAMENTAL INVESTMENT POLICIES

Unless otherwise noted below, each Fund operates under the following fundamental investment policies, which may be changed only with the approval of the Board and the holders of a “majority of the Fund’s outstanding voting securities” (as defined in the 1940 Act).

Concentration

The Funds, with the exception of the Partner Fund – Small Cap Equity, will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Tax-exempt government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

The Partner Fund – Small Cap Equity will not make investments that will result in the investment of more than 25% of its net assets in the securities of issuers engaged in the same industry or group of industries, with the exception of the Software & IT Services Industry Group within the Information Technology Sector. Futures and options contracts, government securities and tax-exempt municipal securities will not be deemed to constitute an industry.

Underwriting

The Funds may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

Investing in Commodities

The Funds may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Investing in Real Estate

The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Borrowing Money and Issuing Senior Securities

The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Lending

The Funds may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification

Under the 1940 Act, with respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer. As for the other 25% of the Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. The Large Cap Fund, Mid Cap Fund and Partner Fund - Small Cap Equity are non-diversified funds.

BBH Intermediate Municipal Bond Fund

Under normal circumstances, the Fund will invest, at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

NON-FUNDAMENTAL INVESTMENT POLICIES

The following policies are non-fundamental and therefore may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin

The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Selling Short

The Funds will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time.

Restricted Securities

The Funds will not purchase securities that are restricted at the time of purchase, except that a Fund may purchase private placement securities under Rule 144a and Regulation D.

BBH Select Series – Large Cap Fund Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities.

BBH Select Series – Mid Cap Fund Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid capitalization (mid cap) publicly traded equity securities.

BBH Partner Fund – International Equity Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the developed and emerging markets of the world, excluding the United States.

BBH Partner Fund – Small Cap Equity Investment Policy

Without providing 60 days’ advance notice to shareholders, the Fund will not change its policy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in small cap equity securities.

BBH Limited Duration Fund Investment Policy

The Fund will not invest more than 5% of its assets (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

BBH U.S. Government Money Market Fund Investment Policy

Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities.

MANAGEMENT

Information pertaining to the Trustees and executive officers of the Trust is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Number of Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	8	None.

Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	8	None.

Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	8	Chairman of Dillon Trust Company.

John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	8	Independent Trustee, Bridge Builder Trust (11 funds) and Edward Jones Money Market Fund; Director, Teton Advisers, Inc. (a registered investment adviser) (2014 – 2021).

Joan A. Binstock Birth Year: 1954	Trustee	Since 2019	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (2018- Present).	8	Independent Director, Morgan Stanley Direct Lending Fund; KKR Real Estate Interval Fund.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Number of Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH & Co.	8	None.

John A. Gehret+ Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH & Co. (2012- present).	8	None.

+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH & Co., respectively.

^	The Fund Complex consists of the Trust, which has eight series, and each is counted as one “Portfolio” for purposes of this table.

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers

Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH & Co. since 2015; joined BBH & Co. in 1996.

Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH & Co. since 2014; joined BBH & Co. in 2011.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH & Co. since 2001; joined BBH & Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH & Co. since 2015.
Nicole English 140 Broadway New York, NY 10005 Birth Year: 1985	Anti-Money Laundering Officer (“AMLO”)	Since 2022	Vice President of BBH & Co. since 2019; joined BBH & Co. in 2016.
Brian J. Carroll 50 Post Office Square Boston, MA 02110 Birth Year: 1985	Secretary	Since 2021	Assistant Vice President of BBH & Co. since 2022; joined BBH & Co. in 2014.

Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH & Co. since 2016; joined BBH & Co. in 2014.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of the Predecessor Trust.

BOARD OF TRUSTEES

Board Leadership Structure

Currently, five of the seven Trustees of the Board are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”). The Board has appointed Mr. H. Whitney Wagner to serve as Chairman of the Board. There are two primary committees of the Board: the Audit Committee and the Valuation Committee. The Committee chairs each preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of each Committee. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Board made this determination in consideration of, among other things, legal requirements under applicable law, including the 1940 Act, the fact that the Board is comprised of a majority (66%) of Independent Trustees, the number of funds (and classes) overseen by the Board and the total number of Trustees on the Board.

Board Oversight of Risk Management

The Board is responsible for overseeing the management and affairs of the Trust. The Board has considered and approved contracts, as described herein, under which certain parties provide essential management and administrative services to the Trust. Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by service providers, such as the Investment Adviser, Sub-advisers, distributor and administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or each Fund. Under the overall supervision of the Board, the Audit Committee and the Valuation Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., each Fund's Investment Adviser or Sub-adviser, as applicable, is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Trust’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Trust and its service providers, including the Trust’s CCO and the Trust’s independent registered public accounting firm. The Board and, with respect to identified risks that relate to their scope of expertise, the Audit Committee and Valuation Committee, oversee efforts by management and service providers to manage risks to which the Funds may be exposed. The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Investment Adviser and Sub-advisers and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Agreement and Sub-Advisory Agreement with the Investment Adviser and the SEG Sub-Advisory Agreement and Bares Sub-Advisory Agreement with Select Equity Group and Bares, respectively, the Board meets with the Investment Adviser each Sub-adviser to review such services. Among other things, the Board regularly considers the Investment Adviser’s and Sub-advisers’ adherence to the Funds’ investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. In the case of the Investment Adviser, the Agreement combines advisory and administrative services under one fee. As a result, the Board compares the combined advisory and administration fee earned by BBH & Co. for the Funds against advisory fees for similar funds taking into account administrative fees for these comparable funds, where available. In addition, the Board also considers all fees and other benefits that are received by the Investment Adviser and Sub- advisers and their affiliates from the Funds. The Board also reviews information about the Funds’ performance and investments.

The Board receives regular written reports on the concentration of each Fund’s portfolio, its exposure to illiquid or hard to value securities, and other commonly considered portfolio risk factors.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Investment Adviser and Sub-advisers. The Board additionally seeks to monitor legal risk by receiving periodic reports from Fund counsel on developments in the law and regulations that may affect the operation of the Funds or other aspects of the fund industry in general.

The Board acknowledges that unique risks arise when an affiliate acts as a service provider in the way various business units within BBH & Co. act as service providers to the Funds. The Board monitors affiliation risk in the ways described above, including, but not limited to, receiving reports on transactions or trading activity involving the Funds and BBH & Co. (or any affiliates) to ensure BBH & Co. is putting the interests of the Funds ahead of its own. In addition, when evaluating all service contracts between the Funds and BBH & Co., the Board requests and receives information of the service provided by such BBH & Co. business unit, including comparative fee information, to ensure the fees negotiated are consistent with fees that would result from a third-party arm’s-length negotiation.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Funds, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Investment Adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should initially and continue to serve on the Board because of: (i) each Trustee’s ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders; and (ii) the Trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Wagner should serve as a Trustee of the Funds because of the experience he has gained as President of a registered investment adviser and as a Trustee or Director of the Funds and the Predecessor Trust since 2006.

The Board has concluded that Mr. Frazier should serve as a Trustee of the Funds because of the experience he has gained as President and CEO of a property casualty insurance business for 25 years.

The Board has concluded that Ms. Livingston should serve as a Trustee of the Funds because of the business and financial experience she has gained as a Partner of BBH & Co.

The Board has concluded that Mr. Collins should serve as a Trustee of the Funds because of his 40 years of extensive experience in investment advisory, corporate finance and economic policy planning.

The Board has concluded that Mr. Gehret should serve as a Trustee of the Funds because of the business and financial experience he has gained as a partner of BBH & Co., and as the former President and Principal Executive Officer of the Trust.

The Board has concluded that Mr. Tesoro should serve as a Trustee of the Funds because of the business, financial and accounting experience he gained as a partner and certified public accountant at a registered public accounting firm.

The Board has concluded that Ms. Binstock should serve as a Trustee of the Funds because the experience she has gained as Chief Financial and Operating Officer of a registered investment adviser for 20 years.

Trustee Committees

The Trustees (except Ms. Livingston and Mr. Gehret) serve on the Trust’s Audit Committee that selects the independent registered public accounting firm for the Funds and reviews the Funds’ financial reporting processes, compliance policies, procedures and the Trust’s overall system of internal controls. The Audit Committee met [ ] times during the fiscal year ended October 31, 2022.

The Trustees (except Ms. Livingston and Mr. Gehret) serve on the Trust’s Valuation Committee, which meets on an as-needed basis (and in any event not less frequently than monthly) to determine the “fair value” of any security for which market quotations are not readily available. The Valuation Committee met [ ] times during the fiscal year ended October 31, 2022.

Trustee Equity Ownership as of December 31, 2022

Name of Trustee	Fund	Aggregate Dollar Dollar Range of Equity Securities in the Fund	Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
H. Whitney Wagner	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]
Andrew S. Frazier	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]

Name of Trustee	Fund	Aggregate Dollar Dollar Range of Equity Securities in the Fund	Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
Mark M. Collins	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]
John M. Tesoro	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]
Joan A. Binstock	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]

Name of Trustee	Fund	Aggregate Dollar Dollar Range of Equity Securities in the Fund	Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in BBH Trust
Susan C. Livingston	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]
John A. Gehret	BBH Select Series – Large Cap Fund	[ ]	[ ]
	BBH Select Series – Mid Cap Fund	[ ]
	BBH Partner Fund – International Equity	[ ]
	BBH Limited Duration Fund	[ ]
	BBH Partner Fund – Small Cap Equity Fund	[ ]
	BBH Intermediate Municipal Bond Fund	[ ]
	BBH Income Fund	[ ]
	BBH U.S. Government Money Market Fund	[ ]

As of January 31, 2023, the Funds' Trustees and officers as a group owned less than 1% of each class of the Funds' outstanding shares; however, the Funds' Trustees and officers may invest in a Fund through an omnibus account at BBH & Co. and, individually or as a group, beneficially hold more than 1% of a class of a Fund's outstanding shares.

As of January 31, 2023, the following shareholders owned of record, beneficially, or both, 5% or more of the Funds:

Fund Name	Share Class	Name and Address of Beneficial Owner	Percentage of Fund Shares Owned
BBH Select Series – Large Cap Fund	Class I Shares	[ ]	[ ]
BBH Select Series – Large Cap Fund	Retail Class Shares	[ ]	[ ]
BBH Select Series – Mid Cap Fund	Class I Shares	[ ]	[ ]
BBH Partner Fund – International Equity	Class I Shares	[ ]	[ ]
BBH Partner Fund – Small Cap Equity	Class I Shares	[ ]	[ ]
BBH Limited Duration Fund	Class I Shares	[ ]	[ ]
BBH Limited Duration Fund	Class N Shares	[ ]	[ ]
BBH Intermediate Municipal Bond Fund	Class I Shares	[ ]	[ ]
BBH Intermediate Municipal Bond Fund	Class N Shares	[ ]	[ ]
BBH Income Fund	Class I Shares	[ ]	[ ]
BBH U.S. Government Money Market Fund	Institutional Class Shares	[ ]	[ ]

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustee Compensation

As of January 26, 2021, each Independent Trustee receives a base fee of $120,000 and such base fee is allocated among all series of the Trust. This allocation is based on 75% of the fee being paid equally by the Funds and the remaining 25% being paid according to each Fund’s assets under management. The Chairman of the Board (Mr. Wagner) and the Chairman of the Audit Committee (Mr. Tesoro) and the Chairman of the Valuation Committee (Mr. Collins) receive an additional fee of $12,500, $10,000 and $5,000 per year, respectively. In addition, each Independent Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings). Interested Trustees and officers of the Trust do not receive compensation from the Trust.

For the fiscal year ended October 31, 2022, Independent Trustees were compensated as follows:

Name of Independent Trustee	Aggregate Compensation from each Fund+	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex paid to Trustee +
H. Whitney Wagner	$[ ]	$[ ]	$[ ]	$[ ]
Andrew S. Frazier	$[ ]	$[ ]	$[ ]	$[ ]
Mark M. Collins	$[ ]	$[ ]	$[ ]	$[ ]
John M. Tesoro	$[ ]	$[ ]	$[ ]	$[ ]
Joan A. Binstock	$[ ]	$[ ]	$[ ]	$[ ]

+	The Fund Complex consists of the Trust, which currently consists of eight series.

CODES OF ETHICS

The Trust, the Investment Adviser, the Sub-advisers and the distributor (each as described below) have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The Investment Adviser’s and Sub-advisers' codes of ethics are also maintained pursuant to the Advisers Act. Each code of ethics permits affected personnel to invest in securities, including securities that may be purchased or held by the Funds. However, the codes of ethics contain provisions reasonably designed to identify and address potential conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The codes of ethics of the Trust, the Investment Adviser, the Sub-advisers and the distributor are on file with the SEC.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Proxy Voting Policy and Procedures

The Trust’s Board has delegated the responsibility to vote proxies on the securities held in the Funds’ portfolio to the Investment Adviser. In order to mitigate any potential conflict of interest, the SID (through BBH & Co.) has retained an independent third-party proxy agent (“Proxy Agent”) to recommend how to vote the Funds’ proxies. The Board has also approved the SID’s policies and procedures for voting the proxies, which are summarized below.

The SID has adopted proxy voting policies and procedures concerning the voting of proxies of its Funds clients (the “Proxy Policy and Procedures”). Pursuant to the Proxy Policy and Procedures, the Investment Adviser reviews and analyzes the recommendations of the Proxy Agent and from time to time may depart from such recommendations based on its own analysis and discretion. The Proxy Policy and Procedures are reviewed periodically, and, accordingly, are subject to change.

The Proxy Agent maintains proxy guidelines, reviewed at least annually by the Investment Adviser, that present its typical voting posture for routine and non-routine issues. Generally, the Proxy Agent recommends voting in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer’s board of directors and management; and maintain or increase the rights of shareholders. Whether the Proxy Agent or the Investment Adviser supports or opposes a proposal will depend on the specific circumstances described in the proxy statement and other available information.

For more information on the Proxy Policy and Procedures, described herein, investors in the Funds may request a copy of the Proxy Voting Policy and Procedures by calling a toll-free number for Shareholder Inquiries: 1-800-575-1265.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available upon request and without charge by calling a toll-free number 1-800-575-1265 or by going to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Board has approved a policy related to the dissemination of Fund information. This policy is designed to provide a framework for disclosing information regarding portfolio holdings and other Fund information (“Fund Information”) consistent with applicable federal securities laws and general principles of fiduciary duty relating to Fund shareholders. Additional information concerning the Funds’ portfolio holdings is available on the Funds’ website at www.bbhfunds.com. The Board receives periodic reports from the Investment Adviser, about arrangements involving the disclosure of portfolio securities.

The Funds are required to disclose their complete portfolio holdings using Form N-PORT, for the third month of each fiscal quarter within 60 days of the end of each fiscal quarter. The Funds are also required to disclose their portfolio holdings using Form N-CSR, which is filed with the SEC not later than 10 days after the transmission to shareholders of annual and semi-annual shareholder reports which is required within 60 days of the end of the second and fourth quarter of each fiscal year. Portfolio holdings will be disclosed and made available to investors on a monthly basis on the bbhfunds.com website approximately fifteen (15) days after each month end.

You may also access from the Funds’ website portfolio information as of the end of each calendar quarter. Calendar quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

In addition, the Trust’s service providers and vendors which include, without limitation, the Investment Adviser, the Sub-advisers, the distributor, the administrator, the custodian, an independent registered public accountant, legal counsel, fund accountant, proxy voting service provider, trade execution vendor, pricing information vendors, and printer and mailing agent, may all receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the Funds. It is generally the policy of the Funds that neither the Funds nor their service providers or vendors may selectively disclose the Funds’ portfolio holdings information. This means that Fund Information approved for disclosure shall be disclosed or made available to all persons including individual investors, potential investors, institutional investors, intermediaries that distribute Fund shares, third party service providers and vendors, rating and ranking organizations, survey companies and affiliated persons of the Funds on an equal basis. Service providers and vendors will be subject to a duty of confidentiality with respect to any Fund Information whether imposed by the provisions of its contract with the Trust or by the nature of its relationship with the Trust.

Fund Information shall be disclosed only after it has been determined that such disclosure will not disadvantage shareholders. Disclosure of Fund Information to select investors is permissible only when there is a legitimate business purposes for doing so and the recipients are subject to the restrictions listed below. Such disclosures must be approved by the Funds’ President.

•	The recipient does not distribute the Fund Information to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the Fund Information becomes public information; and

•	The recipient signs a written confidentiality agreement.

Portfolio holdings may not be disclosed to any investor, except after: (1) the holdings have been reviewed and approved appropriately, (2) the portfolio holdings have been posted and are readily available on the Funds’ website, and (3) the availability of the portfolio holdings is disclosed in the Funds’ SAI.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Pursuant to the Agreement, subject to the general supervision of the Trustees and in conformance with the stated policies of the Funds, BBH & Co. through members of its SID, provides investment advice, and portfolio management to the Funds. The SID also provides and/or arranges with BBH & Co. for certain administrative services to the Funds. The Investment Adviser manages the Funds’ investment operations according to the Funds’ principal investment strategies.

It is the responsibility of the Investment Adviser to make the day-to-day investment decisions for the Funds, to place the purchase and sale orders for portfolio transactions of the Funds, and to manage, generally, the investments of the Funds.

The Agreement remains in effect as long as it is specifically approved at least annually: (i) by a vote of the holders of a “majority of the Funds’ outstanding voting securities” (as defined in the 1940 Act) or by the Funds’ Trustees; and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Funds, or by a vote of the holders of a “majority of the Funds’ outstanding voting securities” (as defined in the 1940 Act) on 60 days’ written notice to the Investment Adviser and by the Investment Adviser on 90 days’ written notice to the Funds (see “Additional Information”).

The investment advisory services of the Investment Adviser to the Funds are not exclusive under the terms of the Agreement. The Investment Adviser may render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and BBH & Co., dated December 11, 2006, the Trust, including each series thereof, may use “Brown Brothers Harriman” or “BBH” in its name. The license agreement may be terminated by BBH & Co. at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets, and BBH & Co. Termination of the license agreement would require the Trust to change its name and the name of the Funds to eliminate all references to Brown Brothers Harriman.

The SID has been retained by the Trust to serve as Fund Administrator (the “Administrator”) to the Trust under the terms of the Agreement. In its capacity as Administrator of the Trust, BBH & Co. administers all aspects of the Trust’s operations subject to the supervision of the Board, except as set forth above under “Investment Advisory and Administrative Services” and below under “Distributor.” In connection with its responsibilities as Administrator and at its own expense, BBH & Co.: (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the transfer and dividend disbursing agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Funds’ prospectuses, the printing of such documents for the purpose of filings with the SEC, and the preparation of tax returns for the Funds and reports to shareholders and the SEC.

Each Fund pays a fee to the Investment Adviser pursuant to the Agreement which is calculated daily and paid monthly at an annual rate equal to 0.65% for the first $3 billion and 0.60% for amounts over $3 billion of the average daily net assets of the Large Cap Fund, 0.75% for the first $3 billion and 0.70% for amounts over $3 billion of the average daily net assets of Mid Cap Fund, 0.60% for the first $3 billion and 0.55% for amounts over $3 billion of the average daily net assets of the Partner International Equity Fund, 0.85% for the first $3 billion and 0.80% for amounts over $3 billion of the average daily net assets of the Partner Fund – Small Cap Equity, 0.30% for the first $1 billion and 0.25% for amounts over $1 billion of the average daily net assets of the Limited Duration Fund, 0.40% for the Intermediate Municipal Bond Fund and the Income Fund, and 0.25% for the first $1 billion and 0.20% for amounts over $1 billion of the average daily net assets of the Government Money Market Fund. The Investment Adviser has contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business and amounts payable under the Retail Class shares 12b-1 Plan (see “Distribution Plan” below)) of the Large Cap Fund to 0.80% and 1.05% of average daily net assets for the Class I and Retail Class Shares, respectively, the Mid Cap Fund to 0.90% and 1.15% of average daily net assets for Class I and Retail Class, respectively, the Limited Duration Fund to 0.35% for Class N Shares, the Intermediate Municipal Bond Fund to 0.50% and 0.65% for the Class I and Class N Shares, respectively, and the Income Fund to 0.50% and 0.70% for the Class I and Class N Shares, respectively, through March 1, 2024 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated with approval of the Board.

The Agreement obligates the Investment Adviser to pay all expenses incurred by it in connection with its activities under the Agreement, other than those assumed by the Funds. The Funds pay (i) the fees and expenses of the Investment Adviser otherwise incurred for the Funds in connection with the management of the investment and reinvestment of its assets; (ii) the fees and expenses of the Independent Trustees of the Funds or of an investment company in which the Funds invest its investable assets; (iii) certain fees and expenses of the Funds’ custodian; (iv) the fees and expenses of the Funds’ transfer agent and the fees and expenses of any eligible institution; (v) the charges and expenses of legal counsel and independent accountants for the Funds; (vi) brokers’ commissions and any issue or transfer taxes chargeable to a Funds in connection with its securities transactions; (vii) all taxes and corporate fees payable by the Funds to federal, state or other governmental authorities; (viii) the fees of any trade association of which the Funds may be a member; (ix) the cost of certificates, if any, representing shares of the Funds; (x) the fees and expenses involving registering and maintaining registrations of the Funds’ shares with the SEC and preparation and printing of the Funds’ Registration Statements and Prospectuses; (xi) the cost of any liability insurance or fidelity bond; (xii) allocable communications expenses with respect to investor services and all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports and prospectuses to Funds shareholders; and (xiii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business of the Funds.

The table below sets forth the investment advisory and administrative services fees paid to the Investment Adviser for the past three fiscal years.

	2022		2021		2020
Fund	Investment Advisory and Administrative Fees	Investment Advisory and Administrative Fee Waivers	Investment Advisory and Administrative Fees	Investment Advisory and Administrative Fee Waivers	Investment Advisory and Administrative Fees	Investment Advisory and Administrative Fee Waivers
BBH Select Series – Large Cap Fund	[ ]	[ ]	$2,984,373	$ (27,841)	$2,616,205	$(47,750)
BBH Select Series – Mid Cap Fund*	[ ]	[ ]	$42,044	$(135,159)	N/A	N/A
BBH Partner Fund – International Equity	[ ]	[ ]	$16,492,950	N/A	$12,353,479	N/A
BBH Partner Fund – Small Cap Equity**	[ ]	[ ]	$729,310	$(40,593)	N/A	N/A
BBH Limited Duration Fund	[ ]	[ ]	$25,619,922	$(746,522)	$18,910,389	$(595,975)
BBH Intermediate Municipal Bond Fund	[ ]	[ ]	$3,401,911	$(35,002)	$2,175,764	$(41,531)
BBH Income Fund	[ ]	[ ]	$2,183,036	N/A	$1,766,988	N/A
BBH U.S. Government Money Market Fund	[ ]	[ ]	$7,972,965	$(7,158,565)	$6,178,010	$(1,390,227)

*	The BBH Select Series – Mid Cap Fund commenced operations on May 24, 2021.
**	The BBH Partner Fund – Small Cap Equity commenced operations on July 8, 2021.

As of November 18, 2022, pursuant to the SEG Sub-Advisory Agreement, the Investment Adviser pays a sub-advisory fee to Select Equity Group, the sub-adviser to the Partner Fund - International Equity, out of its own assets at the rate of 0.60% of the average daily net assets managed by Select Equity Group less than or equal to $3 billion and 0.55% of the average daily net assets managed by the Sub-adviser greater than $3 billion (based on the combined average daily net assets of the Fund and such other funds or accounts managed by the Sub-adviser, as the Investment Adviser and the Sub-adviser may agree from time to time). Prior to November 18, 2022, the Investment Adviser paid Select Equity Group at the rate of 0.65% of the average daily net assets managed by Select Equity Group less than or equal to $3 billion and 0.60% of the average daily net assets managed by the Sub-adviser greater than $3 billion Pursuant to the Bares Sub-Advisory Agreement, the Investment Adviser pays a sub-advisory fee to Bares, the sub-adviser to the Partner Fund – Small Cap Equity, out of its own assets at the rate of 0.85% of the average daily net assets of the Fund less than or equal to $3 billion and 0.80% of the average daily net assets of the Fund greater than $3 billion. The Funds are not responsible for paying any portion of the sub-advisory fee to the Sub-advisers. The Investment Adviser may from time to time voluntarily waive all or a portion of its advisory and administrative fee from the Funds. Each Sub-adviser shall calculate its sub-advisory fee, which shall be accrued daily and payable by the Investment Adviser monthly within 10 business days following receipt of an invoice from the Sub-adviser.

The table below sets forth the sub-advisory fees paid by the Investment Adviser to the Sub-advisers for the past three fiscal years.

	Sub-Advisory Fees Paid
	2022	2021	2020
Select Equity Group	[ ]	$18,108,849	$12,353,479
Bares Capital Management	[ ]	$714,764	N/A

PORTFOLIO MANAGER INFORMATION

Large Cap Fund

The following information about the Fund’s portfolio manager, Mr. Nicholas Haffenreffer, is provided as of the end of the Fund’s most recently completed fiscal year.

Nicholas Haffenreffer:

Other Accounts Managed by Nicholas Haffenreffer	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

No account managed by Mr. Haffenreffer has an incentive profit allocation or advisory fee based on the performance of the account. Dollar value range of shares owned in the Fund by Mr. Haffenreffer: $[  ].

Mid Cap Fund

The following information about the Fund’s portfolio manager, Mr. Timothy Harris, is provided as of the end of the Fund’s most recently completed fiscal year.

Timothy Harris:

Other Accounts Managed by Timothy Harris	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Harris: $[  ].

Partner Fund - International Equity

The senior members of the team primarily responsible for management of the Fund are: Chad Clark, CFA; Brian Vollmer; Matthew Pickering, CFA; Jonathan Allen, CFA; and Loren Lewallen, CFA.

The following information about Select Equity Group’s investment team primarily responsible for management of the Fund’s portfolio is provided as of the Fund’s most recent fiscal year end.

Other Accounts Managed by the Select Equity Group Team Primarily Responsible for the Management of the Fund’s Portfolio	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

As of the Fund’s most recent fiscal year end, no member of the investment team own Shares of the Fund.

Partner Fund - Small Cap Equity

The senior members of the team primarily responsible for management of the Fund are: Brian Bares; Jay Creel; and Benjamin Huang.

The following information about Bares’s investment team primarily responsible for management of the Fund’s portfolio is provided as of the Fund’s most recent fiscal year end.

Other Accounts Managed by the Bares Team Primarily Responsible for the Management of the Fund’s Portfolio	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

As of the Fund’s most recent fiscal year end, no member of the investment team own Shares of the Fund.

Limited Duration Fund

The following information about the Fund’s co-portfolio managers, Messrs. Andrew P. Hofer and Neil Hohmann is provided as of the end of the Fund’s most recently completed fiscal year.

Andrew P. Hofer:

Other Accounts Managed by Andrew P. Hofer	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Accounts managed by Mr. Hofer for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Andrew P. Hofer For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Hofer and his family: [  ].

Neil Hohmann:

Other Accounts Managed by Neil Hohmann	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Accounts managed by Mr. Hohmann for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Neil Hohmann For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Hohmann: [ ]

Intermediate Municipal Bond Fund

The following information about the Fund’s portfolio manager, Mr. Gregory S. Steier, is provided as of the Fund’s most recent fiscal year end.

Other Accounts Managed by Gregory S. Steier	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Steier: [ ].

Income Fund

The following information about the Fund’s co-portfolio managers, Messrs. Andrew P. Hofer, Neil Hohmann and Paul Kunz, is provided as of the end of the Fund’s most recently completed fiscal year.

Andrew P. Hofer:

Other Accounts Managed by Andrew P. Hofer	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Accounts managed by Mr. Hofer for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Andrew P. Hofer For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Hofer and his family: [ ].

Neil Hohmann:

Other Accounts Managed by Neil Hohmann	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Accounts managed by Mr. Hohmann for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Neil Hohmann For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Hohmann: [ ]

Paul Kunz:

Other Accounts Managed by Paul Kunz	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Accounts managed by Mr. Kunz for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Paul Kunz For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/Total Assets (in millions
Registered Investment Companies	[ ]
Other Pooled Investment Vehicles	[ ]
Other Accounts	[ ]

Dollar value range of shares owned in the Fund by Mr. Kunz: $[    ].

Compensation Structure

Messrs. Hofer, Hohmann, Haffenreffer, Kunz and Steier are Managing Directors of BBH & Co. (collectively “Managing Directors”). The Managing Directors receive a fixed base salary that is based on their individual experience and performance and which is consistent with the salaries paid to other managing directors of BBH & Co. In addition, the Managing Directors receive incentive compensation (“Incentive Compensation”) which includes an annual bonus (“Annual Bonus”), a share in BBH & Co. profits that is allocated to all managing directors of BBH & Co., and participation in a profit-sharing plan that applies to all BBH & Co. employees. The Annual Bonus is based on their performance, the investment performance of their respective Funds and other portfolios co-managed by the Managing Directors, and their leadership, collaboration, and communication skills, A portion of the Incentive Compensation is awarded through participation in a long term incentive plan that vests over time, and the remainder is paid in cash.

Mr. Harris is a Senior Vice President of BBH & Co. He is paid a fixed base salary and variable incentives based on his performance, the investment performance of the Fund, and overall profitability of BBH & Co. Mr. Harris’s base salary is determined within a market-competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other Senior Vice Presidents of BBH & Co. The variable incentives are composed of two separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology. The second and typically smaller element is participation in a profit-sharing plan that allows all employees to share in the success of BBH & Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time. The main criteria for establishing Mr. Harris’s Performance Bonus are the investment performance of the Fund and Mr. Harris’s leadership, collaboration, and communication skills.

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH & Co., including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH & Co., including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH & Co. for which they will pay to BBH & Co. customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a CCO and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH & Co., the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH & Co., the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH & Co., the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH & Co. and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH & Co. provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH & Co. may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH & Co. may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH & Co. acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH & Co. values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH & Co. and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH & Co., the Investment Adviser may (but is not required to) effect purchases and sales between BBH & Co., the Investment Adviser clients (“cross trades”), including the Funds, if BBH & Co., the Investment Adviser or a Fund's Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH & Co., the Investment Adviser and/or a Fund's Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH & Co. may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH & Co. may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH & Co. on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH & Co. may limit its selection to funds managed by BBH & Co. or the Investment Adviser. BBH & Co. may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH & Co., the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH & Co. reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH & Co. on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH & Co. to be unreliable, the Funds’ investments will be valued at fair value by BBH & Co. pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH & Co. seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH & Co. deems relevant at the time of the determination and may be based on analytical values determined by BBH & Co. using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH & Co. (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH & Co. may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH & Co. to the third party. BBH & Co. may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH & Co. may benefit from increased amounts of assets under management.

Personal Trading. BBH & Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH & Co. Partners and employees. The policy and procedures are intended to prevent BBH & Co. Partners and employees from trading in the same securities as the Funds. However, BBH & Co., including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH & Co. Partners and employees. The policies and procedures are intended to prevent BBH & Co. Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH & Co., including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH & Co., including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH & Co. Partners and employees. BBH & Co., including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH & Co. Partners and employees.

Description of Potential Material Conflicts of Interest – Select Equity Group, L.P.

The investment activities of Select Equity Group, its principals, or any of their employees or affiliates (collectively, the “Affiliated Group”) for their own accounts and other accounts they manage (each, an “Affiliated Group Account”) may give rise to conflicts of interest that may disadvantage the Fund. For example, the members of the Affiliated Group are not precluded from acquiring or possessing an interest, directly or indirectly, in any present or future investments which would be permissible or desirable for the Fund or are currently held or owned by the Fund. The Affiliated Group may act as investment adviser to other clients, as a broker or a finder or as a director, officer or employee of, or consultant to any corporation, a trustee to any trust, a limited partner or general partner in any partnership, or an administrative official of any business entity. Members of the Affiliated Group may receive compensation for such services and participate in profits derived from the investments of any such corporation, trust, partnership or other business entity.

Subject to applicable law, the Affiliated Group may also enter into transactions with one or more companies held in the portfolio of the Fund for clients of the Affiliated Group, which transactions may present additional conflicts of interest.

Furthermore, Select Equity Group, its affiliates, its employees and a private charitable foundation operated by Select Equity Group make donations to charitable organizations. Some of these donations may be given to organizations that are also clients of the Affiliated Group or clients in the Affiliated Group Accounts.

Select Equity Group may (and intends to) provide advisory services to clients, or accept subscriptions from investors who also provide services to the Affiliated Group Accounts or to Select Equity Group or who are affiliated with service providers to the Affiliated Group Accounts or to Select Equity Group. Relationships such as these could be viewed as creating a conflict of interest. Select Equity Group requires its employees to act in the best interests of the Affiliated Group Accounts when engaging service providers on their behalf.

Select Equity Group provides investment advisory services from time to time to clients whose ownership structure is comprised of publicly traded securities, or to clients who hold senior positions at companies with publicly traded securities. Select Equity Group may recommend (and has recommended) the purchase or sale of securities that are issued by another one of its advisory clients, by companies with which another advisory client is affiliated, or by companies for which one or more of Select Equity Group’s advisory clients serve as senior personnel. Select Equity Group recognizes its fiduciary duty to act in the best interests of all clients and will take steps necessary to ensure that any investment recommendation does not inappropriately favor one client over another.

None of Select Equity Group, its portfolio manager(s) or their affiliates is required to devote its or his full business time to the Fund, and they will each devote such time as may, in their sole discretion, be advisable. Because Select Equity Group manages multiple clients, conflicts of interest may arise in allocating management time, services or functions of Select Equity Group. In addition, Select Equity Group, its portfolio manager(s) or their respective affiliates may form additional investment funds (whether with similar or different investment mandates, return objectives and/or other terms, risk profiles, fee structures and characteristics), enter into other investment advisory relationships and engage in other business activities, even though such activities may be in competition with the Fund and/or may involve substantial time and resources of Select Equity Group, its portfolio manager(s) or their respective affiliates. Any of such accounts or Affiliated Group Accounts may pay different fees or trade with different amounts of leverage than the Fund. Thus, Select Equity Group, its portfolio manager(s) or their respective affiliates may have income or other incentives to favor such other accounts over the Fund.

Investment decisions are made for the Fund and Affiliated Group Accounts in light of relevant investment considerations. However, the Affiliated Group may give advice and take action with respect to any current or future client account or Affiliated Group Account that may compete or conflict with the advice Select Equity Group may give to the Fund, including with respect to the timing or nature of actions relating to certain investments. Moreover, the results of the investment activities of the Fund may differ significantly from the results achieved by Select Equity Group for an Affiliated Group Account.

When it is determined that it would be appropriate for the Fund and one or more Affiliated Group Accounts to participate in an investment opportunity, Select Equity Group will seek to execute orders for all of the participating investment accounts, including the Fund, on an equitable basis, taking into account such factors as it considers appropriate, which may include the relative amounts of capital available for new investments, relative exposure to short-term market trends, and the investment programs and portfolio positions of the Fund and the Affiliated Group Accounts for which participation is appropriate. In certain instances, simultaneous transactions will occur. Purchases and sales are then allocated as to amount so that no account will be treated unfairly. While in some cases this could have a detrimental effect upon the price or value of a security for a particular account, or upon its ability to complete an entire order, in other cases coordination and the ability to participate in volume transactions will be beneficial to the account. Subject to best execution principles, Select Equity Group will not be required or deemed to have the duty to obtain the lowest brokerage or commission rates or combine or arrange orders to obtain the lowest brokerage commission rates on Fund brokerage business.

Select Equity Group may pursue investment opportunities that it believes to be appropriate for the Fund and an Affiliated Group Account at different or overlapping levels of the issuer’s capital structure (e.g., the Fund may invest in the publicly traded equity of an issuer in which an Affiliated Group Account holds a debt interest). Other clients of Select Equity Group and/or an Affiliated Group Account may own securities or obligations of an issuer that are senior to, or have interests different from or adverse to, the securities or obligations of such issuer that are acquired by the Fund. Any such investments may raise potential conflicts of interests between the Fund and such other Affiliated Group Accounts.

Select Equity Group and certain individuals who are members of the Affiliated Group are currently the sole contributors to a private foundation known as Aventine Research Institute (“Aventine”). Aventine is devoted to publishing research on technological trends and developments affecting a wide variety of industries, cultures and regions. All of the research published by Aventine will be made available to the public free of charge. Although Aventine intends to conduct its charitable activities without regard to Select Equity Group’s investment activities, Aventine is governed by a board of directors, the majority of whom are officers of Select Equity Group. In addition, while Aventine is supported by a staff of one or more employees who are dedicated exclusively to Aventine’s charitable activities (the “Aventine Employees”), the Aventine Employees utilize offices provided by Select Equity Group, and the Aventine Employees and its employees are permitted to engage in discussions with one another from time to time in connection with their respective activities. The Aventine Employees also have access to research that Select Equity Group prepares for the benefit of its clients, and Select Equity Group provides certain administrative services to Aventine, including accounting services.

The relationships between Aventine and Select Equity Group present the opportunity for certain potential conflicts of interests to arise. For example, in the course of conducting its charitable activities, Aventine may receive material non-public information related to certain issuers in which Select Equity Group has invested or is considering making an investment on behalf of the Fund and/or Select Equity Group other clients. To the extent that Aventine receives such information, Select Equity Group may be restricted from making any new investments, or liquidating current investments, in the relevant securities on behalf of the Fund and/or such other clients. In addition, because Aventine intends to conduct its charitable activities without regard to Select Equity Group investment activities, research published by Aventine could potentially affect (negatively or positively) the price of certain securities in which the Fund and/or Select Equity Group’s other clients are invested. Select Equity Group believes that it has taken reasonable steps to mitigate these conflicts, such as requiring the Aventine Employees to be subject to its Code of Conduct and other relevant compliance procedures that are applicable to its employees and communications. The Code of Conduct sets forth a standard of business conduct expected of all of Select Equity Group’s employees (including compliance with federal securities laws) and is predicated on the principle that Select Equity Group owes a fiduciary duty to its clients.

Other present and future activities of Select Equity Group and its affiliates may give rise to additional conflicts of interest. For example, Select Equity Group and its affiliates may expand the range of services that they provide or enter into a new line of business over time. Select Equity Group and its affiliates will not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. While none of Select Equity Group, or its partners, officers, employees or affiliates is obligated to resolve any conflicts in favor of the Fund, it will endeavor to ensure that any conflict of interest is resolved fairly.

Description of Potential Material Conflicts of Interest – Bares Capital Management, Inc.

Governance. The Sub-adviser maintains a supervisory structure to oversee the business. Key business decisions are made by the shareholders who understand the Sub-adviser's obligations to manage and mitigate conflicts of interest. The Sub-adviser has designated chief compliance officer to be formally responsible for ensuring that the Sub-adviser's systems, controls, and procedures are robust and adequate to identify and manage any conflicts of interest that may arise.

As necessary, the Sub-adviser's chief compliance officer will discuss and review the processes in place for prevention and management of identified conflicts with shareholders.

It is the on-going responsibility of all employees to identify potential and actual conflicts of interest as they arise in the Sub-adviser's business and to notify the chief compliance officer immediately. The Sub-adviser's chief compliance officer is responsible for implementing appropriate procedures and controls to manage and monitor those conflicts and report to shareholders, as necessary. The Sub-adviser's chief compliance officer reviews management information relevant to conflict identification at least annually as part of the annual compliance program review, or at other intervals when circumstances so dictate.

Management Reporting. The Sub-adviser's executives and compliance receive a copy of the conflicts register and annual compliance program review annually. The Sub-adviser's chief compliance officer is responsible for ensuring the delivery of such reports.

Segregation of Functions and Independence. The Sub-adviser has a clear organizational structure with well-defined and transparent lines of responsibility. The Sub-adviser's chief compliance officer has sufficient authority and independence to oversee the administration of the compliance program, which includes the implementation of the Sub-adviser's Policy.

The Sub-adviser has access to external compliance consultants and legal counsel to advise on the Sub-adviser's compliance program, including matters related to conflicts of interest.

Information Barriers. The Sub-adviser has effective procedures to prevent or control the exchange of information between employees and its affiliate engaged in activities involving the risk of a conflict of interest where the exchange of that information may harm or compromise the interests of one or more clients.

Remuneration. The Sub-adviser's primary form of compensation is asset-based fees paid directly by clients. In addition, for a flat quarterly fee, the Sub-adviser provides access to proprietary research to an unaffiliated investment adviser.

The Sub-adviser's interests and employee interests are aligned with those of the Sub-adviser's clients. Pay and bonuses are linked to many factors, which in aggregate ensure that incentives are consistent with the provision of investment advice and with Sub-adviser's fiduciary duty.

Personal Conflicts of Employees. All employees are required to disclose in writing any conflicts of interest upon commencement of employment with the Firm and on a periodic basis thereafter. Employees disclose any potential or actual conflicts of interest directly to the Sub-adviser's chief compliance officer through the certification process.

Disclosure to Clients. If the Sub-adviser's arrangements to manage a potential conflict of interest are not enough to ensure with reasonable confidence that the risk of damage or compromise to the interests of a client will be prevented, the Sub-adviser will clearly disclose the following to the client before undertaking business for the client:

•	the general nature or sources of conflicts of interest, or both; and

•	the steps taken to mitigate those risks.

The Sub-adviser treats disclosure of conflicts as a measure of last resort to be used only where the internal controls established by the Firm to prevent or manage its conflicts of interest are not enough to ensure, with reasonable confidence, that risks of compromise to the interests of clients will be prevented.

Disclosures are made as follows:

•	in a durable medium, generally Form ADV or the client’s investment management agreement.

•	clearly stating that the internal controls established by the Firm to prevent or manage that conflict are not enough to ensure, with reasonable confidence, that the risks of compromise to the interest of the client will be prevented.

•	including a specific description of the conflicts of interest that arise in the provision of investment services or research services.

•	explaining the risks to the client that arise because of the conflicts of interest; and

•	with inclusion of enough detail, considering the nature of the client, to enable that client to make an informed decision with respect to the service in the context of which the conflict of interest has arisen.

Declining to Act. The Sub-adviser may decline to act for a client in cases where the shareholders, in collaboration with the Sub- adviser's chief compliance officer, believe the conflict of interest cannot be managed in any other way.

PolicieS&Procedures. In addition to the Sub-adviser's Policy, the Sub-adviser implements comprehensive policies and procedures which are designed to establish consistent controls to manage and mitigate conflicts. These policies cover areas such as, but not limited to, Personal Trading, Insider Trading, Trade Management, Outside Business Activities, Gifts and Entertainment, Pay-to-Play, and Whistleblowing.

Employee Awareness and Certification. Upon joining the Sub-adviser, employees receive orientation in respect of the Sub-adviser's compliance manual and code of ethics, which incorporates this Policy. At least annually, employees certify to their understanding of and compliance with this Policy, and complete compliance questionnaires which require the reporting of any potential or actual conflict of interest to the chief compliance officer. Employees generally participate in annual compliance training, facilitated by the chief compliance officer.

Update and Review of this Policy and Conflicts Register. The Sub-adviser's Policy and the Sub-adviser's conflicts register will be updated at least annually and whenever new services or products are provided by the Sub-adviser, new conflicts are identified either by employees or as part of the Sub-adviser's compliance monitoring program, new procedures to manage conflicts are adopted, or as otherwise deemed appropriate by the chief compliance officer.

DISTRIBUTOR AND DISTRIBUTION PLAN (Rule 12b-1 Plan)

Distributor. ALPS Distributors, Inc. (“ALPS” or the “Distributor”) serves as the distributor of the Funds’ shares. Its offices are located at 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement between the Trust and ALPS, dated as of November 1, 2011, as amended, remains in effect so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distribution Agreement terminates automatically in the event of its assignment, and may be terminated: (i) with respect to the Funds, at any time, without penalty, by the Board of the Trust or by a vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Funds on not more than sixty (60) days’ written notice to ALPS; and (ii) by ALPS on sixty (60) days’ written notice to the Trust.

Distribution Plan. The Distribution Plan (the “Plan”), adopted by the Board for the Retail Class Shares of the Large Cap Fund and Mid Cap Fund provides that the Fund’s Retail Class may pay financial intermediaries a maximum annual fee of 0.25% of the shares’ average daily net assets in connection with their distribution-related services. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

Distribution-related activities and/or expenses may include, but are not limited to: (i) commissions to sales personnel for selling Funds shares; including travel, entertainment and business development expenses; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with ALPS for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds’ prospectuses and SAI for distribution to potential investors; (vii) website maintenance fees; and (viii) other activities or expenses that are primarily intended to result in the sale of shares of the Funds.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Funds. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

SHAREHOLDER SERVICING AGENT

BBH & Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH & Co. with respect to the Funds’ shares, include among other things: answering inquiries from shareholders of and prospective investors in shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Funds shares may be effected and certain other matters pertaining to the Funds; assisting shareholders and prospective investors in the Funds in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in shares of the Funds may reasonably request. For these services, BBH & Co. receives from the Funds an annual fee, computed daily and payable monthly, equal to 0.20% of the Funds’ average daily net assets represented by shares owned during the period. BBH & Co. would receive an annual fee on 0.20% from the Income Fund Class N Shares, if or when they are available for sale.

The table below sets forth the shareholder servicing fees paid by the respective Funds to Shareholder Servicing Agent for the three most recent fiscal years ended October 31. The Large Cap Fund, Mid Cap Fund, Partner Fund - International Equity, Partner Fund – Small Cap Equity, and Income Fund do not have shareholder servicing fees.

Shareholder Servicing Fees Paid

Fund	2022	2021	2020
BBH Limited Duration Fund (Class N)	$[ ]	$1,101,833	$830,992
BBH Intermediate Municipal Bond Fund (Class N)	$[ ]	$195,924	$133,547
BBH U.S. Government Money Market Fund (Institutional Class)	$[ ]	$51,544	$129,433

FINANCIAL INTERMEDIARIES

From time to time, the Funds, Distributor and/or its shareholder servicing agent enters into contracts with banks, brokers and other financial intermediaries pursuant to which the financial intermediary, which holds shares of a Fund in its name on behalf of its customers, may provide the following shareholder services: necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer’s shares in its name or its nominee name on the shareholder records of the Funds; assistance in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem Class I shares of the Funds; providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with information concerning other customer transactions otherwise effected with or through it; furnishing, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Class I shares in a customer’s account; transmitting proxy statements, annual reports, updated prospectuses and other communications from a Fund to its customers; and receiving, tabulating and transmitting to the Funds proxies executed by its customers with respect to meetings of Class I shareholders of a Fund. A financial intermediary may designate other intermediaries to accept purchase and redemption orders for Class I shares. Customer orders are priced at the NAV for Class I shares next determined after such order has been accepted by such customer’s financial intermediary or its authorized designee. The Funds will be deemed to have received a purchase or redemption order for Class I shares when the financial intermediary or its authorized designee accepts such order.

For these services, the financial intermediary receives such fees from the parties as may be agreed upon from time to time between the parties.

REVENUE SHARING

BBH & Co. may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds. These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, or placing the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from BBH & Co.’s own legitimate profits and its own resources (not from the Funds) and may be in addition to any shareholder servicing payments that are paid. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a particular Fund to you instead of recommending shares offered by competing investment companies.

Contact your financial intermediary for details about revenue sharing payments.

CUSTODIAN AND FUND ACCOUNTING AGENT

BBH & Co., 140 Broadway, New York, New York 10005, is the custodian and accounting agent (the “Custodian”) for the Funds. As Custodian, it is responsible for maintaining books and records of the Funds’ portfolio transactions and holding the Funds’ portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Funds at the Custodian. The Custodian maintains the accounting records for the Funds and each day computes the NAV of the Funds.

The table below sets forth the fees paid by the Funds to the Custodian for the past three fiscal years ended October 31st.

	2022		2021		2020
Fund	Custody and Fund Accounting Fees	Expense Offset Arrangement	Custody and Fund Accounting Fees	Expense Offset Arrangement	Custody and Fund Accounting Fees	Expense Ofset Arrangement
BBH Select Series – Large Cap Fund	[ ]	[ ]	$34,411	N/A	$32,084	N/A
BBH Select Series – Mid Cap Fund	[ ]	[ ]	$2,038	N/A	N/A	N/A
BBH Partner Fund – International Equity	[ ]	[ ]	$576,392	N/A	$504,594	N/A
BBH Partner Fund – Small Cap Equity	[ ]	[ ]	$10,316	N/A	N/A	N/A
BBH Limited Duration Fund	[ ]	[ ]	$976,379	N/A	$687,002	N/A
BBH Intermediate Municipal Bond Fund	[ ]	[ ]	$151,988	N/A	$108,445	N/A
BBH Income Fund	[ ]	[ ]	$111,836	N/A	$109,910	N/A
BBH U.S. Government Money Market Fund*	[ ]	[ ]	$285,999	N/A	$251,375	N/A

TRANSFER AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, CO 80203, is the transfer and dividend disbursing agent for the Funds and is responsible for maintaining the books and records detailing ownership of the Funds’ shares.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, Washington, DC 20004, serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the independent registered public accounting firm for the Funds. Deloitte & Touche LLP’s principal address is 200 Berkeley Street, Boston, MA 02116.

NET ASSET VALUE

The NAV of each class of shares of the Funds, with the exception of the Government Money Market Fund, is normally determined once daily at 4:00 P.M. Eastern Time each day that the NYSE is open for a full day of trading (“Business Day”). The NAV of the Government Money Market Fund is determined once daily at 5:00 P.M. Eastern Time each Business Day. As of the date of this SAI, the NYSE is open every weekday except for the following holidays: Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Celebration of Juneteenth, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year’s Day, and on the preceding Friday or subsequent Monday when one of those holidays fall on Saturday or Sunday. As of the date of this SAI, the NYSE will close early on July 3, 2022 and November 23, 2022. The determination of NAV of each share of the Funds is made once during each Business Day as of the close of regular trading on the NYSE by subtracting from the value of the Funds’ total assets the amount of its liabilities, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. NAV is determined separately for each class of shares by dividing the value of the Funds’ total assets attributable to the shares of the class (less all liabilities attributable to the class) by the total number of shares of the class outstanding.

The value of the Funds’ net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is normally determined at the same time and on the same days as the Funds’ NAV is determined. Unless determined not to represent fair value by the Trustees, Fund investments are valued in the manner described below.

The value of investments listed on a securities exchange is based on the last sale prices as of the close of regular trading of the NYSE (which is currently 4:00 P.M., Eastern Time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on the NYSE. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices.

Securities or other assets for which market quotations are not readily available, or for which market quotations are available but deemed unreliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Funds was more than 60 days.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days the NYSE is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ NAV is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board. A domestic exchange- traded security may also be fair valued if events materially affecting the price of the security occur between the time the exchange on which the security or other asset is traded closes and the time the Funds value their assets.

PURCHASES AND REDEMPTIONS

Orders received by a financial intermediary will be priced at the NAV next calculated after that financial intermediary, as an agent of the Funds, receives the request in good order from its clients.

A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

A shareholder’s right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the NYSE is closed for other than weekends and holidays or when regular trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists, which causes disposal of, or evaluation of the NAV of the Funds’ portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

An investor should be aware that redemptions from the Funds may not be processed if a completed account application with a certified taxpayer identification number has not been received.

In the event a shareholder redeems all shares held in the Funds, future purchases of shares of the Funds by such shareholder would be subject to the Funds’ minimum initial purchase requirements.

An investor should also be aware that any Fund shares that are redeemed within a 30-day holding period will be subject to a redemption fee of 2.00% of the total redemption proceeds. The 30-day holding period shall commence on the next business day following the date of purchase and shall apply to any redemption made on or before the 30th day from that date.

The Funds may sell shares to some 401(k) plans, 403(b) plans, bank or trust company accounts, and accounts of certain financial institutions or intermediaries that do not apply the redemption fee to underlying shareholders, often because of administrative or systems limitations. From time to time, with the approval of the Investment Adviser, the redemption fee will not be assessed on redemptions by:

•	accounts of asset allocation or wrap programs or other fee-based programs whose trading practices are determined by the Investment Adviser not to be detrimental to the Funds or long-term shareholders (e.g., model driven programs with periodic automatic portfolio rebalancing that prohibit participant-directed trading and other programs with similar characteristics);
•	accounts of shareholders who have died or become disabled;
•	shareholders redeeming shares:

—	in connection with required distributions from an IRA, certain omnibus accounts (including retirement plans qualified under Sections 401(a) or 401(k) of the Code, a 403(b) plan or any other Code Section 401 qualified employee benefit plan or account, or
—	in connection with plans administered as college savings plans under Section 529 of the Code;
•	shareholders executing rollovers of current investments in the Funds through qualified employee benefit plans;
•	redemptions of shares acquired through dividend reinvestment;
•	involuntary redemptions of accounts that fall below the minimum account size;
•	Funds or accounts managed by BBH & Co. whose trading practices are determined by the Investment Adviser not to be detrimental to the Funds or long-term shareholders; and
•	certain other accounts in the absolute discretion of the Investment Adviser when the redemption fee is de-minimis or a shareholder can demonstrate hardship.

The Funds reserve the right to modify or eliminate these waivers at any time.

The value of shares redeemed may be more or less than the shareholder’s cost depending on Funds performance during the period the shareholder owned such shares.

Lost Accounts. The Funds’ transfer and dividend disbursing agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be cancelled. However, checks will not be reinvested into accounts with a zero balance.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or non-U.S. tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning. You are urged to consult your own tax adviser.

This discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the matters addressed herein.

Taxation of the Funds. Each Fund has elected to be treated, and intends to qualify for treatment each year, as a RIC under Subchapter M of the Code. As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. In order to qualify for treatment as a RIC, each Fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (ii) at the end of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested, including through corporations in which the Funds own a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers that a Fund controls and that are determined to be engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore are considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one fund treated as a RIC do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.

If a Fund fails to satisfy the qualifying income or diversification requirements described above in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund correct the failure within a specified period. If a Fund fail to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In such case, the Fund’s shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and non-corporate shareholders may be able to benefit from the lower tax rates applicable to qualified dividend income. Moreover, if a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be required to pay out its earnings and profits accumulated in that year in order to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of each Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Funds’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

For U.S. federal income tax purposes, unused capital loss carryforwards are available to be applied against future capital gains, if any, realized by a Fund. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Capital loss carryforwards can carry forward indefinitely to offset capital gains, if any, in years following the year of the loss.

A Fund will be subject to a nondeductible 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least the sum of 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months generally ended October 31 of such year, plus certain other amounts. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Funds investment in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment manager might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

Taxation of Shareholders – Distributions. Each Fund receives income generally in the form of dividends and interest on its investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of each Fund, constitutes the Fund’s net investment income. Except as described below under “Additional Considerations for the Intermediate Municipal Bond Fund,” distributions by a Fund from such income will generally be taxable to you as ordinary income or at the lower rates that apply to individuals receiving qualified dividend income. Dividends are taxable whether you receive them in cash or in additional shares.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryforwards). To the extent that a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for non- corporate shareholders is subject to tax at reduced tax rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend (or the Funds fail to satisfy this holding period requirement with respect to the underlying dividend-paying stock), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d) (4)(B) of the Code. Distributions received by a Fund from another RIC (including an exchange-traded fund that is taxable as a RIC) will be treated as qualified dividend income only to the extent so reported by such other RIC. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Funds may report all distributions of such income as qualified dividend income. As noted above, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

Certain Funds’ investment strategies may limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by such Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Certain Funds’ investment strategies will significantly limit their ability to distribute dividends eligible for the dividends-received deduction for corporations.

A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361- day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.

A Fund may derive capital gains and losses in connection with the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net capital gain (i.e., the excess of a Fund’s net long-term capital gains over its net short-term capital losses) will be taxable to non-corporate shareholders at reduced tax rates, regardless of how long the shareholders have held their shares in the Funds.

If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s tax basis in Fund shares and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Funds during such taxable year. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid. Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes depending on a shareholder’s circumstances.

Taxation of Shareholders – Sale, Exchange or Redemption of Shares. Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short- term capital gain or loss. However, any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions or deemed distributions to the shareholder of net capital gains with respect to the shares. In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Each Fund (or its administrative agent) must report to the IRS and furnish to the Funds’ shareholders the cost basis information for Fund shares purchased, and sold. In addition to reporting the gross proceeds from the sale of Fund shares the Funds (or its administrative agent) will also be required to report cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. If a shareholder has a different basis for different shares of the Funds held in the same account (e.g., if a shareholder purchased shares in the same account at different times for different prices), the Funds will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The Funds’ default method for calculating basis will be the average cost basis method, under which the basis per share is reported as the average of the bases of all of the shareholder’s Fund shares in the account. A shareholder may elect, on an account-by-account basis, to use a method other than the average cost basis method by following procedures established by a Fund or its administrative agent. If such an election is made on or prior to the date of the first exchange or redemption of shares in the account and on or prior to the date that is one year after the shareholder receives notice of a Fund’s default method, the new election will generally apply as if the average cost basis method had never been in effect for such account. If such an election is not made on or prior to such dates, the shares in the account at the time of the election will retain their averaged bases. Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost basis method or electing another method of basis calculation.

Net Investment Income Tax. U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Taxation of Fund Investments. Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect each Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Funds.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% qualifying income requirement. The Funds distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Funds’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

As a result of entering into swap contracts, the Funds may make or receive periodic net payments. The Funds may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Funds have been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain and may affect the amount, timing or character of the income distributed to you by the Funds.

Dividends and interest received with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meet certain requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its respective taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign income taxes and certain taxes of U.S. possessions paid by the Funds, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. No deduction for foreign taxes paid by a Fund may be claimed by non-corporate shareholders who do not itemize deductions. Additionally, no deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If a Fund make this election, the Fund will report annually to its shareholders the respective amounts per share of the Funds’ income from sources within, and taxes paid to, foreign countries and U.S. possessions. Under certain circumstances, if a Fund receives a refund of foreign taxes paid in respect of a prior year, the value of shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Funds accrue income or incurs liabilities denominated in a foreign currency and the time the Funds actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If a Fund owns shares in certain foreign entities, referred to as “passive foreign investment companies” or “PFICs,” the Funds will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Funds as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Funds; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Amounts included in income each year by a Fund arising from a QEF election will be “qualifying income” under the Qualifying Income Test (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Additional Considerations for the Intermediate Municipal Bond Fund. If at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. The Fund intends to qualify and to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. “Tax exempt-interest dividends” are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.

The Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes tax-exempt interest dividends. The reported portion generally cannot exceed the excess of the amount of interest excludable from gross income under the Code received by the Fund during the taxable year over any amounts disallowed with respect to deductions for interest expense incurred to purchase or carry tax-exempt obligations. Similarly, interest on indebtedness incurred to purchase or carry shares of the Fund by shareholders will not be deductible to the extent that the Fund’s distributions are exempt from the U.S. federal income tax. In addition, an investment in the Fund may result in liability for the AMT for individual shareholders. Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent the Fund invests in certain private activity bonds, its individual shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Fund. Furthermore, individual shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their AMT.

Shareholders with questions or concerns about the AMT should consult own their own tax advisers.

Ordinarily, the Fund relies on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from

U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize the Fund's ability to pay any tax-exempt interest dividends. Similar challenges may occur as to state specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in the Fund may have on the U.S. federal taxation of such benefits. Tax-exempt interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of the Fund's income other than tax-exempt interest dividends generally will be taxable to shareholders as described above in “Taxation of Shareholders – Distributions”. Gains realized by the Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders as described above in “Taxation of Shareholders – Sale, Exchange or Redemption of Shares”.

Foreign Shareholders. Dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities, to the extent derived from investment income and short-term capital gain (other than “short-term capital gain dividends” and “interest-related dividends” described below), will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business carried on through a permanent establishment in the United States. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax and the proper withholding form(s) to be submitted to a Fund. A non-U.S. shareholder who fails to provide an appropriate IRS Form W-8 may be subject to backup withholding at the appropriate rate. Backup withholding will not be applied to payments that have been subject to the 30% (or lower treaty rate) withholding tax described in this paragraph. The 30% withholding tax generally will not apply to distributions of the excess of net long-term capital gains over net short-term capital losses or to redemption proceeds. The 30% withholding tax also will not apply to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short- term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Funds for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as an interest-related dividend or short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds are required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Funds or their agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Funds generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund where, for example, (i) the Fund invests in real estate investment trusts that hold residual interests in “real estate mortgage investment conduits” or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers.

The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Funds until a shareholder begins receiving payments from their retirement account.

Backup Withholding. The Funds will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the Funds either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%.

Certain Reporting Regulations. If a shareholder recognizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

State Tax Matters. Distributions by the Funds to their shareholders and the ownership of Fund shares will generally be subject to applicable state and local taxes. In some states, distributions paid from interest earned on direct obligations of the U.S. government may be exempt from personal income tax. Investment in GNMA or FNMA securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. You should contact your tax adviser concerning the possible qualification of Fund distributions for any exemption in your state.

Shareholders are urged to consult their tax advisers regarding state and local taxes applicable to an investment in shares.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Funds.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is 800-575-1265. The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value.

Each share of the Funds represents an equal proportional interest in the Funds with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

Shareholders of the Funds are entitled to a full vote for each share held and to a fractional vote for each fractional share held. Separate votes are taken by a single series of the Trust on matters affecting only that series, and by a single class of a particular series on matters affecting only that class. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees if they choose to do so and, in such event, the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually, but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote as may be required by the 1940 Act or as may be permitted by the Agreement and Declaration of Trust or By-laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preemptive or conversion rights. The rights of redemption are described in the Prospectus. Shares are fully paid and non-assessable by the Trust. The Trust’s Agreement and Declaration of Trust provides that the Trust may, upon the approval of its Board, require the redemption of all or any part of any outstanding shares without shareholder consent upon the sending of written notice thereof to each affected shareholder. This might occur, for example, if the Funds do not reach or fails to maintain an economically viable size.

Share certificates are not issued by the Trust.

The By-laws of the Trust provide that the presence in person or by proxy of the holders of record of one third of the shares of the Funds outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Funds’ shareholders, except as otherwise required by applicable law. The By-laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trust’s Agreement and Declaration of Trust provides that, at any meeting of shareholders of the Funds, each financial intermediary may vote any shares as to which that financial intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that financial intermediary is the agent of record. Any shares so voted by a financial intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust’s Trustees individually but only upon the property of the Trust and the Trustees are not liable for any action or failure to act. Notwithstanding the foregoing, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (the “Plan”) to permit the Trust to establish a multiple class distribution system for the Funds. Under the Plan, each class of shares represents an interest in the same portfolio of investments of the Funds and has the same rights and privileges as any other class of the Funds.

PORTFOLIO BROKERAGE TRANSACTIONS

Each Fund is managed actively in pursuit of its investment objective. Securities are not traded for short-term profits but, when circumstances warrant, securities are sold without regard to the length of time held. A 25% annual turnover rate would occur, for example, if one-quarter of the securities in a Fund’s portfolio (excluding short-term obligations) were replaced once in a period of one year. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of a Fund tends to increase as the turnover rate activity increases.

In effecting securities transactions for the Funds, the Investment Adviser seeks to obtain the best price and execution of orders. In selecting a broker, the Investment Adviser considers a number of factors including: the broker’s ability to execute orders without disturbing the market price; the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the broker’s financial condition and responsibility; the research and other investment information provided by the broker; and the commissions charged. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the Investment Adviser determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker.

Portfolio securities are not purchased from or sold to the Administrator, Distributor or Investment Adviser or any “affiliated person” (as defined in the 1940 Act) of the Administrator, Distributor or Investment Adviser when such entities are acting as principals, except to the extent permitted by law.

The Board from time to time reviews, among other things, information concerning the prevailing level of commissions charged by qualified brokers.

The Investment Adviser may direct a portion of the Funds’ securities transactions to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Funds to pay other unaffiliated service providers for services provided to the Funds for which the Fund would otherwise be obligated to pay. Such commissions paid by the Funds are at the same rate paid to other brokers for effecting similar transactions in listed equity securities.

The Funds execute transactions through qualified brokers other than BBH & Co. In selecting such brokers, the Investment Adviser may consider the research and other investment information provided by such brokers. Such research services include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Investment Adviser’s and BBH & Co.’s clients and not solely or necessarily for the benefit of the Funds. The Investment Adviser believes that the value of research services received is not readily determinable. The Trust does not reduce the fee paid by the Funds to the Investment Adviser by any amount that might be attributable to the value of such services.

BBH & Co. maintains a list of approved Brokers and establishes committees that will periodically assess and review the full range of broker-dealer services including: the Broker’s ability to execute orders without disturbing the market price; the Broker’s reliability for prompt, accurate confirmations and on-time delivery of securities; the Broker’s financial condition and responsibility; the research and other investment information provided by the Broker; and the commissions charged. In evaluating the execution capability of approved Brokers, these committees will review, when appropriate, a number of factors that may include, without limitation, the following: (i) ability to execute orders at the prevailing market price at the time of order entry; (ii) ability to execute orders on a timely basis; and (iii) ability to automate order flow, including the ability of the execution venue to support the order types. In addition, under Section 28(e) of the Exchange Act, the value of the permitted products and services can be factored into the equation for evaluating the cost of each transaction, including higher commissions, to determine if best execution is in fact obtained from approved Brokers. Any new Brokers shall be assessed against BBH & Co.’s best execution criteria and reviewed by the applicable committee for inclusion on the approved Broker list.

The Trustees review regularly the reasonableness of commissions and other transaction costs incurred for the Funds in light of facts and circumstances deemed relevant from time to time and, in that connection, receive reports from the Investment Adviser and published data concerning transaction costs incurred by institutional investors generally.

The writing of options by the Trust may be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Trust may write may be affected by options written by the Investment Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Brokerage Commissions Paid. The following tables set forth certain information regarding each Fund’s payment of brokerage commissions for the last three fiscal years ended October 31.

Brokerage Commissions Paid
Fund	2022	2021	2020
BBH Select Series – Large Cap Fund	[ ]	$54,097.38	$99,755.22
BBH Select Series – Mid Cap Fund[1]	[ ]	$3,707.29	N/A
BBH Partner Fund – International Equity	[ ]	$2,214,221.05	$1,876,754.71
BBH Partner Fund – Small Cap Equity[2]	[ ]	$66,528.07	N/A
BBH Limited Duration Fund	[ ]	N/A	N/A
BBH Intermediate Municipal Bond Fund	[ ]	N/A	N/A
BBH Income Fund	[ ]	N/A	N/A
BBH U.S. Government Money Market Fund	[ ]	N/A	N/A

[1] The BBH Select Series – Mid Cap Fund commenced operations on May 24, 2021. [2] The BBH Partner Fund – Small Cap Equity commenced operations on July 8, 2021.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term “majority of the outstanding voting securities” (as defined in the 1940 Act) currently means the vote of: (i) 67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of a Fund’s outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of a Fund’s outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent registered public accounting firm.

With respect to the securities offered by the Funds, this SAI and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-551-8090. Additionally, this information is available on the SEC’s website at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Trust’s Annual Report, and the report of the independent registered public accounting firm, for the fiscal year ended October 31, 2022, is incorporated herein by reference in its entirety. You can obtain a copy by visiting www.bbhfunds.com or contacting your financial intermediary

APPENDIX I - DESCRIPTION OF RATINGS

The Limited Duration Fund, Intermediate Municipal Bond Fund and Income Fund’s investments may range in quality from securities rated in the lowest category in which each Fund is permitted to invest to securities rated in the highest category (as rated by nationally rated statistical ratings organizations including, but not limited to: Moody’s, Standard & Poor’s, Fitch’s, DBRS, Kroll, or, if unrated by such organizations, as determined by the Investment Adviser to be of comparable quality). The percentage of each Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Investment Adviser.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by Standard & Poor’s and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

Moody’s Investor Service

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write- downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1.	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2.	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3.	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG.	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1.	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2.	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3.	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG.	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s, a Division of S&P Global Inc. (“Standard & Poor’s”) Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days

— including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

Nature of and provisions of the obligation and the imputed promise;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR.	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of Standard & Poor’s Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

Amortization schedule  — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment  — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1.	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2.	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3.	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA Highest credit quality.	‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality.	‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality.	‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality.	‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative.	‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative.

‘B’ ratings indicate that material credit risk is present.

CCC ‘CCC’ ratings indicate that substantial credit risk is present.

CC ‘CC’ ratings indicate very high levels of credit risk.

C ‘C’ ratings indicate exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Kroll Bond Rating Agency

Kroll Bond Rating Agency (“KBRA”) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

Long Term Credit Rating

AAA	Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA	Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A	Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB	Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB	Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B	Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC	Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC	Determined to be near default or in default with average recovery expectations.

C	Determined to be near default or in default with low recovery expectations.

D	KBRA defines default as occurring if:

1.	There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2.	The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

Short Term Credit Rating

K1	Very strong ability to meet short-term obligations.
K2	Strong ability to meet short-term obligations.
K3	Adequate ability to meet short-term obligations.
B	Questionable ability to meet short-term obligations.
C	Little ability to meet short-term obligations.
D	KBRA defines default as occurring if:

1.	There is a missed interest or principal payment on a rated obligation which is unlikely to be recovered.
2.	The rated entity files for protection from creditors, is placed into receivership or is closed by regulators such that a missed payment is likely to result.
3.	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

Dominion Bond Rating Service (“DBRS”)

Commercial Paper and Short-Term Debt Rating Scale

The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high)	Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)	Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)	Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short- term financial obligations as they fall due.
D	When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Default Definition for more information.

Long Term Obligations Scale

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB	Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC / CC / C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D	When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Default Definition for more information.

APPENDIX II – LISTING OF SERVICE PROVIDERS AND VENDORS

The following is a list of persons/organizations other than the Investment Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Morgan, Lewis & Bockius LLP

Service Providers

ALPS Distributors, Inc.

ALPS Fund Services, Inc.

Security Pricing Services

Interactive Data Corp.

ITG, Inc.

FT Interactive

Reuters, Inc.

PART C: OTHER INFORMATION

BBH TRUST

Item 28. Exhibits

(a)	(1)	Conformed copy of the Certificate of Trust of BBH Trust (the “Registrant” or the “Trust”), dated October 28, 2005.	(1)
(a)	(2)	Conformed copy of the Agreement and Declaration of Trust of the Registrant, dated October 28, 2005.	(1)
(a)	(3)	Conformed copy of the Amended and Restated Agreement and Declaration of Trust of the Registrant, dated December 8, 2006.	(2)
(a)	(4)	Conformed copy of the Amended and Restated Agreement and Declaration of Trust of the Registrant, dated August 10, 2016.	(15)
(b)		Copy of the By-Laws of the Registrant, dated October 28, 2005.	(1)
(c)		Not applicable.
(d)	(1)	Conformed copy of the Amended and Restated Investment Advisory and Administrative Services Agreement between Brown Brothers Harriman & Co. (“BBH & Co.”) and the Registrant, dated June 14, 2018.	(18)
(d)	(2)	Annual Fee Schedule, as amended June 16, 2021, to the Amended and Restated Investment Advisory and Administrative Services Agreement between BBH & Co. and the Registrant, dated June 14, 2018.	(27)
(d)	(3)	Conformed copy of the Sub-Advisory Agreement between BBH & Co. and Select Equity Group, L.P. (“Select Equity”), dated December 19, 2016.	(16)
(d)	(4)	Conformed copy of Amendment No. 1, dated February 23, 2017, to the Sub-Advisory Agreement between BBH & Co. and Select Equity, dated December 19, 2016.	(17)
(d)	(5)	Conformed copy of the Sub-Advisory Agreement between BBH & Co. and Bares Capital Management, Inc. (“Bares”), dated June 16, 2021.	(27)
(d)	(6)	Conformed copy of Amendment No. 2, dated November 18, 2022, to Sub-Advisory Agreement between BBH & Co. and Select Equity, dated December 19, 2016.	(*)
(e)	(1)	Conformed copy of the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(18)
(e)	(2)	Conformed copy of Amendment No. 1, dated June 27, 2018, to the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(19)
(e)	(3)	Conformed copy of Amendment No. 2, dated September 4, 2019, to the Distribution Agreement between ALPS Distributors, Inc., and the Registrant, dated April 16, 2018.	(21)
(e)	(4)	Conformed copy of Amendment No. 3, dated December 9, 2019, to the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(22)
(e)	(5)	Conformed copy of Amendment No. 4, dated December 22, 2020, to the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(24)
(e)	(6)	Conformed copy of Amendment No. 5, dated May 10, 2021, to the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(26)
(e)	(7)	Conformed copy of Amendment No. 6, dated June 16, 2021, to the Distribution Agreement between ALPS Distributors, Inc. and the Registrant, dated April 16, 2018.	(27)
(f)		Not applicable.

(g)	(1)	Conformed copy of the Custodian Agreement between BBH & Co. and the Registrant, dated February 1, 2007.	(3)
(g)	(2)	Conformed copy of the First Amendment, dated September 11, 2012, to the Custodian Agreement between BBH & Co. and the Registrant, dated February 1, 2007.	(10)
(h)	(1)	Conformed copy of the Accounting Agency Agreement between BBH & Co. and the Registrant, dated February 1, 2007.	(3)
(h)	(2)	Appendix A, as amended September 10, 2014, to the Accounting Agency Agreement between BBH & Co. and the Registrant, dated February 1, 2007.	(14)
(h)	(3)	Conformed copy of the Transfer Agency and Services Agreement between ALPS Fund Services Inc. and the Registrant, dated October 5, 2009.	(5)
(h)	(4)	Conformed copy of Amendment 8, effective December 22, 2020, to the Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and the Registrant, dated October 5, 2009.	(23)
(h)	(5)	Conformed copy of Amendment 9, effective March 11, 2021 to the Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and the registrant dated October 5, 2009.	(25)
(h)	(6)	Conformed copy of Amendment 10, dated May 10, 2021, to the Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and the Registrant dated October 5, 2009.	(26)
(h)	(7)	Conformed copy of Amendment 11, dated June 16, 2021, to the Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and the Registrant dated October 5, 2009.	(27)
(h)	(8)	Conformed copy of Amendment 12, dated December 30, 2021, to the Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and the Registrant dated October 5, 2009.	(28)
(h)	(9)	Conformed copy of the Amended and Restated Shareholder Servicing Agreement between BBH & Co. and the Registrant, dated December 10, 2018.	(20)
(h)	(10)	Amendment dated September 9, 2019 to Appendix A, to the Amended and Restated Shareholder Servicing Agreement between BBH & Co. and the Registrant, dated December 10, 2018.	(22)
(h)	(11)	Conformed copy of the Expense Limitation Agreement between BBH & Co. and the Registrant, dated July 14, 2010.	(12)
(h)	(12)	Schedule A, as amended May 10, 2021, to the Expense Limitation Agreement between BBH & Co. and the Registrant, dated July 14, 2010.	(28)
(i)	(1)	Conformed copy of the Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, dated February 28, 2020, relating to the BBH Select Series – Large Cap Fund, BBH Global Core Select, BBH Partner Fund – International Equity, BBH Limited Duration Fund, BBH Income Fund, BBH Intermediate Municipal Bond Fund and BBH U.S. Government Money Market Fund.	(22)
(i)	(2)	Conformed copy of the Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP to be filed by Amendment.
(j)		Conformed copy of the Consent of Independent Registered Public Accounting Firm, Deloitte & Touche LLP to be filed by Amendment.
(k)		Not Applicable.	(12)

(l)		Conformed copy of the Initial Capital of Understanding, dated March 16, 2007.	(3)
(m)	(1)	Rule 12b-1 Plan of the Registrant, dated June 23, 2010.	(6)
(m)	(2)	Schedule A, dated May 10, 2021, to the Rule 12b-1 Plan of the Registrant, dated June 23, 2010.	(26)
(n)		Registrant’s Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated May 10, 2021.	(26)
(o)		Reserved.
(p)	(1)	Code of Ethics for the Registrant, dated June 2013.	(13)
(p)	(2)	Code of Ethics for BBH & Co., dated October 19, 2012.	(11)
(p)	(3)	Code of Ethics for Select Equity.	(16)
(p)	(4)	Code of Ethics for Bares Capital Management, Inc.	(27)
(p)	(5)	Code of Ethics for ALPS Distributors, Inc., dated July 1, 2010.	(7)
(q)	(1)	Conformed copies of Powers of Attorney of the Trustees of the Registrant, dated December 11, 2006.	(2)
(q)	(2)	Conformed copies of Powers of Attorney of the Officers of the Registrant, dated December 11, 2006.	(2)
(q)	(3)	Conformed copy of Power of Attorney of the President of the Registrant, dated March 10, 2008.	(4)
(q)	(4)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated July 20, 2010.	(6)
(q)	(5)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated April 1, 2011.	(8)
(q)	(6)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated June 29, 2011.	(8)
(q)	(7)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated December 7, 2011.	(9)
(q)	(8)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated October 27, 2014.	(14)
(q)	(9)	Conformed copy of Power of Attorney of a Trustee of the Registrant, dated September 4, 2019.	(21)

_______________________________
(1)	Response is incorporated by reference to Registrant’s initial Registration Statement, filed on October 31, 2005.
(2)	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2, filed on January 18, 2007.
(3)	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3, filed on March 19, 2007.
(4)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed on October 28, 2008.
(5)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8, filed on February 26, 2010.
(6)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9, filed on July 20, 2010.
(7)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed on October 28, 2010.
(8)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18, filed on July 28, 2011.

(9)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on December 22, 2011.
(10)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on October 29, 2012.
(11)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 30, filed on February 28, 2013.
(12)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 33, filed on March 28, 2013.
(13)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 35, filed on October 29, 2013.
(14)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 44, filed on October 28, 2014.
(15)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 62, filed on August 24, 2016.
(16)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 63, filed on October 28, 2016.
(17)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 66, filed on February 24, 2017.
(18)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 75, filed on June 25, 2018.
(19)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 77, filed on October 29, 2018.
(20)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 79, filed on February 28, 2019.
(21)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 82, filed on September 9, 2019.
(22)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 86, filed on February 28, 2020.
(23)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 89, filed on December 22, 2020.
(24)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 90, filed on December 30, 2020.
(25)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 93, filed on April 14, 2021.
(26)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 94, filed on May 24, 2021.
(27)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 95, filed on June 28, 2021.
(28)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 97, filed on March 1, 2022.

(*)	Filed herewith.

Item 29. Persons Controlled or Under Common Control with the Fund

None.

Item 30. Indemnification

Subject to Section 4 of the Registrant’s Amended and Restated Declaration of Trust, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representatives, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Covered Person as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. In making any determination regarding any person’s entitlement of indemnification hereunder, it shall be presumed that such person is entitled to indemnification, and the Trust shall have the burden of proving the contrary.

Insofar as indemnification liabilities arising under the Securities Act of 1933 (the “1933 Act”), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser

(a) Investment Adviser – Brown Brothers Harriman  &  Co. through a separately identifiable department

Brown Brothers Harriman & Co., a New York limited partnership, located at 140 Broadway, New York, NY 10005 and established in 1818, serves as the investment adviser to each of the Registrant’s series through a separately identifiable department (the “SID”). The SID is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

For the fiscal years ended October 31, 2021 and 2022, no director, officer or partner of the BBH & Co. is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

(b) Sub-Adviser – Select Equity Group, L.P.

Select Equity Group L.P. serves as investment sub-adviser to the BBH Partner Fund - International Equity. Select Equity is located at 380 Lafayette Street, New York, NY 10003.

The list required by this Item 31 of officers and directors of Select Equity, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Select Equity pursuant to the Advisers Act (SEC File No. 801-78977).

(c) Sub-Adviser - Bares Capital Management, Inc.

Bares Capital Management, Inc. serves as investment sub-adviser to the BBH Partner Fund - Small Cap Equity. Bares is located at 12600 Hill Country Boulevard, Suite R-230, Austin, TX 78738.

The list required by this Item 31 of officers and directors of Bares, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by Bares pursuant to the Advisers Act (SEC File No. 801-63780).

Item 32. Principal Underwriters.

As of September 30, 2022

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, , BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, MassMutual Premier Funds, MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

*** The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and Rules 31a-1 through 31a-3 promulgated thereunder, are maintained at one of the following locations:

Brown Brothers Harriman & Co.	50 Post Office Square
Boston, MA 02110

Brown Brothers Harriman & Co.	140 Broadway
New York, NY 10005

Select Equity Group, L.P. (for BBH Partner Fund - International Equity only)	380 Lafayette Street
New York, NY 10003

Bares Capital Management, Inc. (for BBH Partner Fund - Small Cap Equity only)	12600 Hill Country Boulevard
Suite R-230
Austin, TX 78738
ALPS Distributors Inc.	1290 Broadway, Suite 1000
Denver, CO 80203

ALPS Funds Services, Inc.	1290 Broadway, Suite 1000
Denver, CO 80203

Item 34. Management Services

Other than as set forth under the caption “Management of the Fund” in the Prospectuses constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not applicable.

SIGNATURES

Registrant has duly caused this post-effective amendment No. 98 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, New York on the 30th day of December 2022.

BBH TRUST

By:	/s/ Jean-Pierre Paquin
Jean-Pierre Paquin, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Jean-Pierre Paquin	President (Principal Executive Officer)	December 30, 2022
Jean-Pierre Paquin
	Trustee	December 30, 2022
H. Whitney Wagner*
	Trustee	December 30, 2022
Andrew S. Frazier*
	Trustee	December 30, 2022
Mark M. Collins*
	Trustee	December 30, 2022
John M. Tesoro*
	Trustee	December 30, 2022
Joan A. Binstock*
	Trustee	December 30, 2022
Susan C. Livingston*
	Trustee	December 30, 2022
John A. Gehret*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	December 30, 2022
Charles H. Schreiber

/s/ Brian J. Carroll	Secretary	December 30, 2022
By: Brian J. Carroll, Attorney in Fact

*Signed by Brian Carroll pursuant to powers of attorney filed herewith